UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2022

Date of reporting period:	August 31, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

August 31, 2022
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(8.84%) (11.23%)
U.S. small cap equities
(Russell 2000
®
Index)
(9.31) (17.88)
International equities (MSCI
Europe, Australasia, Far East
Index)
(13.97) (19.80)
Emerging market equities
(MSCI Emerging Markets
Index)
(13.30) (21.80)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.36 0.39
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(9.71) (13.27)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(7.76) (11.52)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.72) (8.63)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(7.78) (10.61)

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 61

Market Overview

2022
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended August 31, 2022 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -13.28%. Significant challenges emerged during the reporting period, including high inflation, rising interest rates, slower economic growth, and the impacts of
Russia’s invasion of Ukraine. Investors’ expectations that interest rates are likely to continue to rise in the near-term fueled pessimism about the economic outlook. These factors drove stock prices sharply lower, leading to negative performance for the reporting period.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, economic indicators were mixed, showing evidence of a slowdown in some areas while others remained positive. Hiring continued to increase as businesses restored capacity, and unemployment declined substantially, falling to 3.7% in August 2022 while the number of long-
term unemployed dropped below the pre-pandemic level. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to grow.
However, the rapid increase in consumer spending drove a significant rise in inflation. Supply chains for many goods were disrupted by the pandemic and were unable to adapt quickly to the rapid rebound and shifting composition of demand. Oil prices also rose as demand increased and a lack of investment constrained the supply of oil. The strong job market led to higher wages, particularly for lower-wage jobs. These factors drove prices higher in many areas of the economy.
Rising inflation led to a significant shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was still using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022. In that environment, the U.S. dollar rose relative to most foreign currencies.
In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total of 225 basis points (or 2.25%), the most rapid increase in decades. Interest rates rose significantly in response, leading to higher borrowing costs for businesses. Late in the reporting period, the Fed indicated that its continued efforts to counter inflation were likely to negatively affect the broader economy. The impact of higher inflation and interest rates on equities varied substantially. Growth stocks, which derive much of their value from expectations of future growth, declined significantly more than value stocks.
Russia’s invasion of Ukraine in late February 2022 led to considerable disruptions to the global economy and increased uncertainty in financial markets, exacerbating inflation and impacting U.S. businesses with operations in Russia. The invasion was met with widespread condemnation, and many countries imposed sanctions on the Russian state, businesses, and individuals. As Russia is a top producer of both oil and natural gas, global supply concerns led to sharp volatility in U.S. energy markets.

iShares
®
ESG Aware MSCI USA ETF

Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was December 1, 2016. The first day of secondary market trading was December 2, 2016.
Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA
Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................................. (13.96) % 11.87% 12.87% (13.96) % 75.18% 100.67%
Fund Market ...............................
(13.91) 11.88 12.89 – % (13.91) 75.26 100.83
Index .................................... (13.84) 12.04 13. 09 (13.84) 76.58 102.7 4
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 902.80  $ 0.72  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
ESG Aware MSCI USA ETF

2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. The overall rise in ESG investing in recent years also led to increased regulation and investor scrutiny. In October 2021, the U.S. Department of Labor (“DOL”) proposed a rule that would expand the ability of retirement plan sponsors to offer ESG products. Five months later, the U.S. Securities and Exchange Commission (“SEC”) further proposed a rule to require climate-related disclosures from public companies. However, focus on ESG-related policies continue to broadly support interest in sustainable investing.
With a negative global macro backdrop, the Index, which includes the stocks of US companies, declined significantly for the reporting period. The information technology sector detracted the most from the Index’s performance, as rising interest rates negatively affected stocks with high valuations, particularly in the software industry. Slowing sales of online advertisements weighed on stocks in the communication services sector, while rising costs pressured the retail industry in the consumer discretionary sector.
On the upside, the energy sector gained amid strong demand.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index, while tracking it relatively closely. Relative to the broader market, the ESG security selection process leads to overweight positions in stocks with higher ESG ratings and underweight positions in stocks with lower
ESG characteristics. Due to the ESG selection process, the Index held an overweight to the Information Technology and Industrials sectors, which detracted from relative performance. Conversely, underweight positions in Communication Services and Consumer Staples were additive to relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.7%
Health Care ................................... 13.7
Consumer Discretionary ........................... 11.1
Financials ..................................... 10.3
Industrials ..................................... 8.3
Communication Services ........................... 7.5
Consumer Staples ............................... 6.8
Energy ....................................... 4.8
Real Estate .................................... 3.3
Utilities ....................................... 2.8
Materials ..................................... 2.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 7.2%
Microsoft Corp. ................................. 5.8
Amazon.com, Inc. ............................... 3.3
Tesla, Inc. ..................................... 2.1
Alphabet, Inc., Class A ............................ 1.8
Alphabet, Inc., Class C, NVS ........................ 1.7
UnitedHealth Group, Inc. ........................... 1.3
NVIDIA Corp. .................................. 1.1
JPMorgan Chase & Co. ........................... 1.1
Exxon Mobil Corp. ............................... 1.1
      aaa aa

iShares
®
ESG Aware MSCI USA Small-Cap ETF

Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The
Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 10, 2018. The first day of secondary market trading was April 12, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (15.03) % 7.88% (15.03) % 39.57%
Fund Market ...........................................................
(14.99) 7.90 – % (14.99) 39.69
Index ................................................................ (15.01) 8.02 (15.01) 40.32
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 904.10  $ 0.82  $ 1,000.00  $ 1,024.35  $ 0.87  0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. The COVID-19 pandemic served as a motivating factor for many businesses to reexamine their ESG policies, while fund flows reached a record level in 2021. However, net inflows to ESG-focused investments slowed in 2022. The overall rise in ESG investing in recent years also led to increased regulation and investor scrutiny. In October 2021, the Department of Labor proposed a rule that would expand the ability of retirement plan sponsors to offer ESG products. Five months later, the SEC also announced a proposal that would require climate-related disclosures from public companies. However, focus on ESG-related policies continue to broadly support interest in sustainable investing.
With a negative global macro backdrop, the Index, which consists of U.S. small-capitalization stocks, declined significantly for the reporting period. The healthcare sector was the largest detractor from the Index’s return, particularly the biotechnology industry, which retreated amid stiff competition from companies working to develop new treatments in competing areas. Stocks in the consumer discretionary sector were stifled by rising inflation and slowing home sales, while companies in the information technology sector reported diminishing earnings prospects. On the upside, the energy sector gained amid strong demand.
In terms of relative performance, the Index slightly underperformed the broader market, as represented by the MSCI USA Small Cap Index, while tracking it relatively closely.
Relative to the broader market, the ESG security selection process leads to overweight positions in stocks with higher ESG ratings and underweight positions in stocks with lower ESG characteristics. Due to the ESG selection process, the Index held an overweight to the industrials and information technology sectors, which detracted from relative performance. Conversely, underweight positions in financials sector were additive to relative performance. The security selection in the consumer discretionary sector detracted from the Index’s relative return.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Industrials ..................................... 17.5%
Financials ..................................... 15.0
Health Care ................................... 14.1
Information Technology ............................ 13.8
Consumer Discretionary ........................... 13.2
Real Estate .................................... 7.2
Energy ....................................... 5.5
Materials ..................................... 5.0
Consumer Staples ............................... 3.9
Utilities ....................................... 2.8
Communication Services ........................... 2.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Comerica, Inc. .................................. 0.5%
Ovintiv, Inc. .................................... 0.5
Wolfspeed, Inc. ................................. 0.4
MDU Resources Group, Inc. ........................ 0.4
Reliance Steel & Aluminum Co. ...................... 0.4
First Solar, Inc. ................................. 0.4
Lamb Weston Holdings, Inc. ........................ 0.3
Darling Ingredients, Inc. ........................... 0.3
Synovus Financial Corp. ........................... 0.3
Toro Co. (The) .................................. 0.3
      aaa aa

iShares
®
ESG MSCI USA Leaders ETF

Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA
Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (13.29) % 11.90% (13.29) % 45.26%
Fund Market ...........................................................
(13.17) 11.93 – % (13.17) 45.39
Index ................................................................ (13.22) 12.02 (13.22) 45.69
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 897.40  $ 0.48  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
ESG MSCI USA Leaders ETF

2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. The COVID-19 pandemic served as a motivating factor for many businesses to reexamine their ESG policies, while fund flows reached a record level in 2021. However, net inflows to ESG-focused investments slowed in 2022. The overall rise in ESG investing in recent years has also led to increased regulation and investor scrutiny. A rule proposed by the U.S. Department of Labor in October 2021 would expand the ability of retirement plan sponsors to offer ESG products. In March 2022, the U.S. Securities and Exchange Commission (“SEC”) also proposed a rule to require climate-related disclosures from public companies. However, focus on ESG-related policies continue to broadly support interest in sustainable investing.
With a negative global macro backdrop, the Index, which includes the large- and mid-capitalization U.S. stocks, declined significantly for the reporting period The information technology sector was the largest detractor from the Index’s return, as the software industry faced significant challenges. Lingering supply chain issues in China and the wider economic downturn weighed on a large software maker. Slowing growth amid a return to more in-person office work also pressured the industry. The communication services sector also declined, as the interactive media and services industry was negatively impacted by slowing demand for online advertisements.
In terms of relative performance, the Index slightly underperformed the broader market, as represented by the MSCI USA Index. Relative to the broader market, the ESG security selection process leads to overweight positions in stocks with higher ESG ratings and underweight positions in stocks with lower ESG characteristics. Due to the
ESG selection process, the Index held an overweight to the communication services and consumer discretionary sector, which was additive to the relative performance.
Conversely, underweight positions in the energy and utilities sectors detracted from the Index’s relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.0%
Health Care ................................... 14.5
Consumer Discretionary ........................... 11.5
Financials ..................................... 11.1
Communication Services ........................... 10.2
Industrials ..................................... 8.3
Consumer Staples ............................... 7.0
Materials ..................................... 2.9
Real Estate .................................... 2.9
Energy ....................................... 2.4
Utilities ....................................... 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 10.8%
Tesla, Inc. ..................................... 4.2
Alphabet, Inc., Class A ............................ 3.8
Alphabet, Inc., Class C, NVS ........................ 3.6
Johnson & Johnson .............................. 2.6
NVIDIA Corp. .................................. 2.1
Procter & Gamble Co. (The) ........................ 1.9
Visa, Inc., Class A ............................... 1.9
Home Depot, Inc. (The) ........................... 1.7
Mastercard, Inc., Class A ........................... 1.6
      aaa aa

iShares
®
Paris-Aligned Climate MSCI USA ETF

Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI USA
Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was February 8, 2022. The first day of secondary market trading was February 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Cumulative
Total Returns
Since Inception
Fund NAV ....................................................................................................... (13.42) %
Fund Market .....................................................................................................
– % (13.33)
Index .......................................................................................................... (13.38)
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 894.10  $ 0.53  $ 1,000.00  $ 1,024.65  $ 0.56  0.11%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
Paris-Aligned Climate MSCI USA ETF

2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
The 2015 Paris climate accords set emissions goals for its 196 signatories with the goal of limiting climate change to well below 2 degrees Celsius, and preferably below 1.5 degrees. In 2021, the U.S. rejoined the Paris agreement after having withdrawn from it in 2020. As the global economy recovered from the initial disruptions of the COVID-19 pandemic, rising economic activity drove higher energy use, and global carbon emissions increased by 6% in 2021. This was the largest single-year increase on record, and it more than reversed 2020’s decline. However, while increased fossil fuel use drove higher emissions, renewable energy generation reached an all-time high in 2021.
With a negative global macro backdrop, the Index, which includes U.S. large- and mid-capitalization stocks that are compatible with the objectives of the Paris Agreement, declined significantly for the reporting period. The information technology sector was the largest detractor from the Index’s return, as the software industry faced significant challenges. Lingering supply chain issues in China and the wider economic downturn worked against a large software maker. Slowing growth amid a shift back to more in-person office work also pressured the industry. The technology hardware, storage and peripherals industry also declined, due in part to investors’ concerns about supply chain shortages and a slowing economy.
The communication services sector further detracted from the Index’s return, as the interactive media and services industry was negatively impacted by slowing demand for online advertisements. The consumer discretionary sector also declined amid rising costs in the retail industry.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 33.3%
Health Care ................................... 16.8
Consumer Discretionary ........................... 12.6
Financials ..................................... 11.1
Real Estate .................................... 7.6
Communication Services ........................... 7.1
Industrials ..................................... 6.0
Materials ..................................... 3.7
Consumer Staples ............................... 1.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 8.4%
Microsoft Corp. ................................. 6.3
Amazon.com, Inc. ............................... 3.3
Tesla, Inc. ..................................... 2.9
Alphabet, Inc., Class C, NVS ........................ 2.2
Ecolab, Inc. ................................... 1.8
Sherwin-Williams Co. (The) ......................... 1.8
Enphase Energy, Inc. ............................. 1.6
UnitedHealth Group, Inc. ........................... 1.4
McDonald's Corp. ............................... 1.4
aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
August 31, 2022
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
Huntington Ingalls Industries, Inc. ............... 254,135 $ 58,517,125
L3Harris Technologies, Inc. ................... 332,633 75,903,525
Raytheon Technologies Corp. ................. 1,653,492 148,400,907
Textron, Inc. ............................. 357,698 22,313,201
305,134,758
a
Air Freight & Logistics  —  1 .0%
CH Robinson Worldwide, Inc. ................. 298,322 34,053,456
Expeditors International of Washington, Inc. ........ 691,548 71,153,374
FedEx Corp. ............................. 102,005 21,503,674
United Parcel Service, Inc. , Class B ............. 482,420 93,835,514
220,546,018
a
Auto Components  —  0 .3%
Aptiv PLC
(a)
.............................. 462,137 43,177,460
Lear Corp. .............................. 162,685 22,554,648
65,732,108
a
Automobiles  —  2 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
.............. 686,112 22,442,724
Tesla, Inc.
(a)
.............................. 1,682,881 463,818,832
486,261,556
a
Banks  —  3 .6%
Bank of America Corp. ...................... 5,002,652 168,139,134
Citigroup, Inc. ............................ 1,477,358 72,109,844
Huntington Bancshares, Inc. .................. 3,322,275 44,518,485
JPMorgan Chase & Co. ..................... 2,071,071 235,542,905
PNC Financial Services Group, Inc. (The) ......... 474,086 74,905,588
Regions Financial Corp. ..................... 3,330,470 72,171,285
SVB Financial Group
(a) (b)
..................... 54,281 22,066,312
Truist Financial Corp. ....................... 1,004,101 47,032,091
Wells Fargo & Co. ......................... 1,359,082 59,405,474
795,891,118
a
Beverages  —  2 .3%
Brown-Forman Corp. , Class B , NVS ............. 306,037 22,248,890
Coca-Cola Co. (The) ....................... 3,249,462 200,524,300
Keurig Dr Pepper, Inc. ...................... 1,315,374 50,142,057
Molson Coors Beverage Co. , Class B ............ 550,277 28,432,813
PepsiCo, Inc. ............................ 1,241,271 213,833,755
515,181,815
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................. 919,920 123,692,443
Amgen, Inc. ............................. 399,928 96,102,698
Biogen, Inc.
(a)
............................ 151,617 29,622,929
Gilead Sciences, Inc. ....................... 1,517,627 96,323,786
Horizon Therapeutics PLC
(a)
.................. 390,998 23,150,991
Moderna, Inc.
(a)
........................... 166,399 22,009,596
Regeneron Pharmaceuticals, Inc.
(a)
.............. 52,248 30,359,223
Seagen, Inc.
(a)
............................ 137,571 21,225,830
Vertex Pharmaceuticals, Inc.
(a)
................. 172,346 48,560,209
491,047,705
a
Building Products  —  1 .3%
Allegion PLC ............................. 222,025 21,114,578
Carrier Global Corp. ........................ 1,188,096 46,478,316
Fortune Brands Home & Security, Inc. ............ 349,580 21,474,699
Johnson Controls International PLC ............. 1,689,327 91,460,164
Owens Corning ........................... 263,050 21,499,076
Trane Technologies PLC ..................... 514,084 79,204,922
281,231,755
a
Security Shares Value
a
Capital Markets  —  3 .5%
Bank of New York Mellon Corp. (The) ............ 1,013,230 $ 42,079,442
BlackRock, Inc.
(c)
.......................... 175,981 117,271,979
Charles Schwab Corp. (The) .................. 718,522 50,979,136
CME Group, Inc. , Class A .................... 206,210 40,336,738
FactSet Research Systems, Inc. ................ 52,954 22,947,086
Goldman Sachs Group, Inc. (The) .............. 255,224 84,905,368
Intercontinental Exchange, Inc. ................ 386,457 38,974,188
LPL Financial Holdings, Inc. ................... 105,348 23,316,673
Moody's Corp. ............................ 226,180 64,352,734
Morgan Stanley ........................... 1,287,457 109,717,085
Nasdaq, Inc. ............................. 671,796 39,992,016
Northern Trust Corp. ........................ 277,338 26,372,070
S&P Global, Inc. .......................... 258,678 91,101,218
State Street Corp. ......................... 329,859 22,545,863
774,891,596
a
Chemicals  —  1 .7%
Corteva, Inc. ............................. 385,411 23,675,798
Dow, Inc. ............................... 817,917 41,713,767
DuPont de Nemours, Inc. .................... 390,748 21,741,219
Ecolab, Inc. ............................. 609,784 99,900,913
International Flavors & Fragrances, Inc. ........... 253,687 28,027,340
Linde PLC .............................. 297,831 84,244,476
Mosaic Co. (The) .......................... 495,244 26,678,794
PPG Industries, Inc. ........................ 299,579 38,040,541
Sherwin-Williams Co. (The) ................... 96,512 22,400,435
386,423,283
a
Commercial Services & Supplies  —  0 .3%
Copart, Inc.
(a)
............................ 184,315 22,053,290
Republic Services, Inc. ...................... 184,874 26,385,217
Waste Management, Inc. ..................... 135,480 22,900,184
71,338,691
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
...................... 181,665 21,778,000
Cisco Systems, Inc. ........................ 2,760,830 123,464,318
Motorola Solutions, Inc. ..................... 144,381 35,143,779
180,386,097
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ....................... 200,548 28,337,432
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................. 64,728 22,506,573
a
Consumer Finance  —  0 .7%
American Express Co. ...................... 556,977 84,660,504
Discover Financial Services ................... 397,484 39,943,167
Synchrony Financial
(b)
....................... 875,930 28,686,708
153,290,379
a
Containers & Packaging  —  0 .4%
Amcor PLC .............................. 4,129,002 49,589,314
Ball Corp. ............................... 584,780 32,636,572
82,225,886
a
Distributors  —  0 .3%
LKQ Corp. .............................. 820,301 43,656,419
Pool Corp. .............................. 62,132 21,074,553
64,730,972
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Diversified Financial Services  —  0 .5%
Berkshire Hathaway, Inc. , Class B
(a)
............. 349,576 $ 98,160,941
Equitable Holdings, Inc. ..................... 755,646 22,480,468
120,641,409
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. ............................... 2,922,741 51,264,877
Verizon Communications, Inc. ................. 3,239,314 135,435,718
186,700,595
a
Electric Utilities  —  1 .4%
Entergy Corp. ............................ 295,562 34,078,299
Eversource Energy ........................ 1,005,084 90,145,984
Exelon Corp. ............................. 1,300,355 57,098,588
NextEra Energy, Inc. ....................... 1,613,439 137,239,121
318,561,992
a
Electrical Equipment  —  0 .1%
Plug Power, Inc.
(a)
......................... 880,551 24,690,650
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a) (b)
................. 280,362 45,948,528
TE Connectivity Ltd. ........................ 175,107 22,100,254
Trimble, Inc.
(a)
............................ 677,692 42,864,019
Zebra Technologies Corp. , Class A
(a)
............. 71,965 21,707,523
132,620,324
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A ................... 940,063 23,745,991
Halliburton Co. ........................... 804,030 24,225,424
Schlumberger NV ......................... 1,192,593 45,497,423
93,468,838
a
Entertainment  —  1 .2%
Activision Blizzard, Inc. ...................... 294,439 23,110,517
Electronic Arts, Inc. ........................ 302,512 38,379,697
Netflix, Inc.
(a)
............................. 195,414 43,686,754
Walt Disney Co. (The)
(a) (b)
.................... 1,234,450 138,357,156
Warner Bros Discovery, Inc.
(a) (b)
................ 1,998,740 26,463,318
269,997,442
a
Equity Real Estate Investment Trusts (REITs)  —  3 .0%
Alexandria Real Estate Equities, Inc. ............. 144,757 22,205,724
American Tower Corp. ...................... 423,066 107,479,917
Boston Properties, Inc. ...................... 291,973 23,191,415
Crown Castle, Inc. ......................... 450,904 77,027,930
Digital Realty Trust, Inc. ..................... 310,484 38,385,137
Equinix, Inc. ............................. 104,466 68,672,815
Healthpeak Properties, Inc. ................... 1,590,739 41,756,899
Iron Mountain, Inc. ......................... 430,689 22,658,548
Prologis, Inc. ............................. 542,635 67,563,484
SBA Communications Corp. , Class A ............. 102,139 33,220,710
Ventas, Inc. ............................. 1,117,140 53,466,321
Welltower, Inc. ............................ 1,076,845 82,540,169
Weyerhaeuser Co. ......................... 782,671 26,736,041
664,905,110
a
Food & Staples Retailing  —  1 .1%
Costco Wholesale Corp. ..................... 282,629 147,560,601
Kroger Co. (The) .......................... 948,881 45,489,355
Sysco Corp. ............................. 275,164 22,623,984
Walgreens Boots Alliance, Inc. ................. 618,329 21,678,615
237,352,555
a
Food Products  —  1 .8%
Archer-Daniels-Midland Co. ................... 640,641 56,305,937
Bunge Ltd. .............................. 480,675 47,668,540
General Mills, Inc. ......................... 1,440,518 110,631,782
Security Shares Value
a
Food Products (continued)
Hormel Foods Corp. ........................ 529,198 $ 26,608,075
Kellogg Co. .............................. 1,300,840 94,623,102
McCormick & Co., Inc. , NVS .................. 453,728 38,144,913
Mondelez International, Inc. , Class A ............. 489,681 30,291,667
404,274,016
a
Gas Utilities  —  0 .1%
UGI Corp. ............................... 682,904 26,974,708
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ........................ 463,106 47,537,831
ABIOMED, Inc.
(a) (b)
......................... 91,525 23,730,602
Align Technology, Inc.
(a)
...................... 87,593 21,346,414
Baxter International, Inc. ..................... 385,905 22,174,101
Boston Scientific Corp.
(a)
..................... 562,033 22,655,550
Dexcom, Inc.
(a)
........................... 381,050 31,326,121
Edwards Lifesciences Corp.
(a)
................. 755,171 68,040,907
Hologic, Inc.
(a)
............................ 357,030 24,120,947
IDEXX Laboratories, Inc.
(a)
.................... 118,354 41,142,218
Insulet Corp.
(a)
............................ 129,909 33,187,852
Intuitive Surgical, Inc.
(a)
...................... 224,421 46,172,377
ResMed, Inc. ............................ 173,383 38,130,389
STERIS PLC
(b)
........................... 295,579 59,523,699
479,089,008
a
Health Care Providers & Services  —  3 .3%
Cardinal Health, Inc. ........................ 405,615 28,685,093
Centene Corp.
(a)
.......................... 243,934 21,890,637
Cigna Corp. ............................. 248,294 70,378,934
CVS Health Corp. ......................... 759,845 74,578,787
DaVita, Inc.
(a) (b)
........................... 253,554 21,625,621
Elevance Health, Inc. ....................... 178,599 86,640,161
HCA Healthcare, Inc. ....................... 160,412 31,740,722
Humana, Inc. ............................ 90,336 43,522,078
Laboratory Corp. of America Holdings ............ 100,777 22,702,035
McKesson Corp. .......................... 73,793 27,082,031
Quest Diagnostics, Inc.
(b)
..................... 215,716 27,031,372
UnitedHealth Group, Inc. ..................... 530,653 275,584,022
731,461,493
a
Hotels, Restaurants & Leisure  —  1 .4%
Booking Holdings, Inc.
(a) (b)
.................... 24,188 45,372,092
Caesars Entertainment, Inc.
(a)
................. 505,961 21,817,039
Hilton Worldwide Holdings, Inc. ................ 464,100 59,107,776
Las Vegas Sands Corp.
(a)
.................... 628,113 23,635,892
Marriott International, Inc. , Class A .............. 146,453 22,515,684
McDonald's Corp. ......................... 228,028 57,526,904
MGM Resorts International ................... 680,525 22,212,336
Starbucks Corp. ........................... 306,101 25,733,911
Vail Resorts, Inc. .......................... 159,922 35,931,275
313,852,909
a
Household Products  —  1 .5%
Clorox Co. (The) .......................... 158,758 22,915,130
Colgate-Palmolive Co. ...................... 799,272 62,511,063
Kimberly-Clark Corp. ....................... 428,046 54,584,426
Procter & Gamble Co. (The) .................. 1,404,272 193,705,279
333,715,898
a
Industrial Conglomerates  —  1 .0%
3M Co.
(b)
............................... 748,560 93,083,436
General Electric Co. ........................ 304,172 22,338,392
Honeywell International, Inc. .................. 513,391 97,210,586
212,632,414
a

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Insurance  —  2 .0%
Allstate Corp. (The) ........................ 181,522 $ 21,873,401
American International Group, Inc. .............. 810,755 41,956,571
Chubb Ltd. .............................. 445,701 84,259,774
Marsh & McLennan Companies, Inc. ............. 499,320 80,575,269
Progressive Corp. (The) ..................... 285,886 35,063,918
Prudential Financial, Inc. ..................... 1,250,256 119,712,012
Travelers Companies, Inc. (The) ................ 348,714 56,366,131
439,807,076
a
Interactive Media & Services  —  4 .5%
Alphabet, Inc. , Class A
(a)
..................... 3,608,397 390,500,723
Alphabet, Inc. , Class C , NVS
(a)
................. 3,471,945 378,962,797
Meta Platforms, Inc. , Class A
(a)
................. 1,234,495 201,136,270
ZoomInfo Technologies, Inc.
(a) (b)
................ 544,730 24,741,637
995,341,427
a
Internet & Direct Marketing Retail  —  3 .5%
Amazon.com, Inc.
(a)
........................ 5,688,660 721,151,428
eBay, Inc. ............................... 502,115 22,158,335
MercadoLibre, Inc.
(a) (b)
....................... 34,901 29,852,920
773,162,683
a
IT Services  —  4 .8%
Accenture PLC , Class A ..................... 463,047 133,570,538
Automatic Data Processing, Inc. ................ 573,097 140,070,638
Block, Inc. , Class A
(a)
....................... 317,886 21,905,524
Fidelity National Information Services, Inc. ......... 584,024 53,362,273
Fiserv, Inc.
(a)
............................. 373,271 37,771,293
GoDaddy, Inc. , Class A
(a)
..................... 291,520 22,103,046
International Business Machines Corp. ........... 651,901 83,736,684
Mastercard, Inc. , Class A
(b)
................... 548,822 178,021,392
MongoDB, Inc. , Class A
(a) (b)
................... 70,135 22,643,786
Okta, Inc. , Class A
(a) (b)
....................... 245,680 22,455,152
PayPal Holdings, Inc.
(a)
...................... 706,075 65,975,648
Snowflake, Inc. , Class A
(a) (b)
................... 167,126 30,241,450
Twilio, Inc. , Class A
(a)
....................... 310,790 21,624,768
VeriSign, Inc.
(a)
........................... 117,224 21,360,557
Visa, Inc. , Class A
(b)
........................ 1,059,092 210,452,171
1,065,294,920
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................. 795,434 62,696,108
a
Life Sciences Tools & Services  —  2 .0%
Agilent Technologies, Inc. .................... 568,486 72,908,329
Danaher Corp. ........................... 413,998 111,742,200
Illumina, Inc.
(a)
............................ 137,564 27,738,405
Mettler-Toledo International, Inc.
(a)
.............. 23,724 28,764,401
Thermo Fisher Scientific, Inc. .................. 193,186 105,348,190
Waters Corp.
(a) (b)
.......................... 140,430 41,932,398
West Pharmaceutical Services, Inc. ............. 178,164 52,859,477
441,293,400
a
Machinery  —  1 .5%
Caterpillar, Inc. ........................... 342,860 63,329,671
Cummins, Inc. ............................ 170,727 36,769,474
Deere & Co. ............................. 180,309 65,857,862
Dover Corp. ............................. 192,274 24,026,559
IDEX Corp. .............................. 126,576 25,468,357
Illinois Tool Works, Inc. ...................... 118,128 23,014,878
Ingersoll Rand, Inc. ........................ 455,781 21,590,346
Pentair PLC ............................. 478,752 21,304,464
Xylem, Inc. .............................. 607,918 55,381,330
336,742,941
a
Security Shares Value
a
Media  —  0 .8%
Cable One, Inc.
(b)
.......................... 19,436 $ 22,059,860
Charter Communications, Inc. , Class A
(a)
.......... 51,968 21,443,556
Comcast Corp. , Class A ..................... 2,512,208 90,916,808
Interpublic Group of Companies, Inc. (The) ........ 783,480 21,655,387
Paramount Global , Class B , NVS ............... 912,475 21,342,790
177,418,401
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. ..................... 775,580 22,957,168
Newmont Corp. ........................... 763,846 31,592,670
Nucor Corp. ............................. 173,369 23,047,675
Steel Dynamics, Inc. ........................ 288,939 23,323,156
100,920,669
a
Multiline Retail  —  0 .4%
Dollar Tree, Inc.
(a) (b)
........................ 140,972 19,127,081
Target Corp. ............................. 435,653 69,852,602
88,979,683
a
Multi-Utilities  —  1 .0%
Consolidated Edison, Inc. .................... 764,479 74,720,178
Public Service Enterprise Group, Inc. ............ 1,337,667 86,092,248
Sempra Energy ........................... 370,820 61,174,175
221,986,601
a
Oil, Gas & Consumable Fuels  —  4 .3%
APA Corp. .............................. 653,711 25,566,637
Cheniere Energy, Inc. ....................... 329,586 52,793,086
Chevron Corp. ............................ 1,072,200 169,471,932
ConocoPhillips ........................... 971,828 106,366,575
Devon Energy Corp. ........................ 355,323 25,092,910
EOG Resources, Inc. ....................... 199,104 24,151,315
EQT Corp. .............................. 495,538 23,686,717
Exxon Mobil Corp. ......................... 2,333,539 223,062,993
Hess Corp. .............................. 598,799 72,322,943
Kinder Morgan, Inc. , Class P .................. 1,262,824 23,134,936
Marathon Petroleum Corp. ................... 403,587 40,661,390
Occidental Petroleum Corp.
(b)
.................. 557,113 39,555,023
ONEOK, Inc. ............................. 824,083 50,458,602
Phillips 66 ............................... 271,034 24,246,702
Pioneer Natural Resources Co. ................ 97,692 24,737,568
Valero Energy Corp. ........................ 319,619 37,433,777
962,743,106
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ....... 94,854 24,128,961
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. ..................... 1,636,591 110,322,599
Catalent, Inc.
(a) (b)
.......................... 224,574 19,762,512
Eli Lilly & Co. ............................ 488,239 147,072,234
Johnson & Johnson ........................ 1,203,072 194,103,636
Merck & Co., Inc. .......................... 1,642,101 140,169,741
Pfizer, Inc. .............................. 3,606,011 163,099,878
Zoetis, Inc. , Class A ........................ 672,654 105,290,531
879,821,131
a
Professional Services  —  0 .2%
Jacobs Solutions, Inc. ....................... 128 15,946
Leidos Holdings, Inc. ....................... 277,006 26,329,420
Robert Half International, Inc. .................. 320,305 24,653,876
50,999,242
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
.................. 723,320 57,113,347
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Road & Rail  —  0 .8%
CSX Corp. .............................. 698,902 $ 22,120,249
Norfolk Southern Corp. ...................... 120,863 29,385,421
Old Dominion Freight Line, Inc.
(b)
............... 79,580 21,598,808
Uber Technologies, Inc.
(a)
.................... 1,281,262 36,849,095
Union Pacific Corp. ........................ 277,820 62,373,368
172,326,941
a
Semiconductors & Semiconductor Equipment  —  5 .0%
Advanced Micro Devices, Inc.
(a)
................ 1,005,962 85,375,995
Analog Devices, Inc. ........................ 140,681 21,317,392
Applied Materials, Inc. ...................... 833,678 78,424,089
Broadcom, Inc. ........................... 171,732 85,713,159
Enphase Energy, Inc.
(a)
...................... 83,356 23,876,493
Intel Corp. .............................. 3,148,214 100,490,991
Lam Research Corp. ....................... 141,385 61,913,905
Marvell Technology, Inc. ..................... 604,448 28,300,255
Micron Technology, Inc. ...................... 687,225 38,848,829
NVIDIA Corp. ............................ 1,737,712 262,290,249
NXP Semiconductors NV .................... 297,921 49,031,838
ON Semiconductor Corp.
(a)
................... 357,506 24,585,688
QUALCOMM, Inc. ......................... 708,154 93,667,530
Texas Instruments, Inc. ...................... 939,434 155,203,891
1,109,040,304
a
Software  —  9 .9%
Adobe, Inc.
(a)
............................. 416,352 155,482,491
ANSYS, Inc.
(a)
............................ 152,962 37,980,465
Autodesk, Inc.
(a)
........................... 200,237 40,395,812
Black Knight, Inc.
(a)
......................... 351,119 23,230,033
Cadence Design Systems, Inc.
(a)
............... 306,581 53,274,580
Crowdstrike Holdings, Inc. , Class A
(a)
............. 124,076 22,657,518
HubSpot, Inc.
(a)
........................... 67,227 22,658,188
Intuit, Inc. ............................... 210,352 90,825,787
Microsoft Corp. ........................... 4,784,860 1,251,097,344
NortonLifeLock, Inc. ........................ 1,003,975 22,679,795
Oracle Corp. ............................. 776,530 57,579,700
Palo Alto Networks, Inc.
(a)
.................... 46,032 25,631,078
Paycom Software, Inc.
(a)
..................... 62,644 22,000,573
PTC, Inc.
(a)
.............................. 197,646 22,707,549
Roper Technologies, Inc. ..................... 66,180 26,642,744
Salesforce, Inc.
(a)
.......................... 730,164 113,993,204
ServiceNow, Inc.
(a) (b)
........................ 183,541 79,770,589
Splunk, Inc.
(a)
............................ 216,421 19,484,383
Synopsys, Inc.
(a)
.......................... 109,526 37,898,187
VMware, Inc. , Class A ....................... 251,182 29,144,647
Workday, Inc. , Class A
(a)
..................... 140,527 23,125,123
Zendesk, Inc.
(a)
........................... 308,687 23,697,901
2,201,957,691
a
Specialty Retail  —  2 .1%
Best Buy Co., Inc. ......................... 580,927 41,065,730
Home Depot, Inc. (The) ..................... 770,074 222,104,743
Lowe's Companies, Inc. ..................... 569,521 110,566,807
TJX Companies, Inc. (The) ................... 643,414 40,116,863
Tractor Supply Co. ......................... 123,557 22,876,578
Ulta Beauty, Inc.
(a)
......................... 58,611 24,609,001
461,339,722
a
Technology Hardware, Storage & Peripherals  —  7 .5%
Apple, Inc. .............................. 10,065,211 1,582,452,474
Hewlett Packard Enterprise Co. ................ 4,191,849 57,009,146
HP, Inc. ................................ 839,499 24,102,016
1,663,563,636
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Lululemon Athletica, Inc.
(a) (b)
................... 73,298 $ 21,986,468
Nike, Inc. , Class B ......................... 746,233 79,436,503
VF Corp. ............................... 768,205 31,842,097
133,265,068
a
Trading Companies & Distributors  —  0 .5%
Fastenal Co. ............................. 428,236 21,553,118
United Rentals, Inc.
(a)
....................... 92,166 26,916,158
WW Grainger, Inc. ......................... 132,186 73,355,299
121,824,575
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ................ 230,304 34,188,629
Essential Utilities, Inc. ....................... 539,766 26,529,499
60,718,128
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a)
........................ 161,534 23,254,435
a
Total Long-Term Investments — 99.6%
(Cost: $ 21,952,005,118 ) .............................. 22,101,837,299
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
2.45%
(c) (d) (e)
............................ 182,732,999 182,787,820
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.10%
(c) (d)
............................. 92,176,498 92,176,498
a
Total Short-Term Securities — 1.2%
(Cost: $ 274,865,774 ) ................................ 274,964,318
Total Investments — 100.8%
(Cost: $ 22,226,870,892 ) .............................. 22,376,801,617
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (182,373,414)
Net Assets — 100.0% ................................. $ 22,194,428,203
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA ETF

2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 47,556,080  $ 135,211,744
(a)
$ —  $ (77,534) $ 97,530  $ 182,787,820  182,732,999  $ 705,591
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 84,248,000  7,928,498
(a)
—  —  —  92,176,498  92,176,498  282,234  —
BlackRock, Inc. ... 124,336,941  49,427,843  (13,145,489) 4,479,209  (47,826,525) 117,271,979  175,981  2,789,272  —
$ 4,401,675  $ (47,728,995)
$ 392,236,297
$ 3,777,097  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 451 09/16/22 $ 89,219 $ (1,153,375)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,153,375 $ — $ — $ — $ 1,153,375
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (7,680,475) $ — $ — $ — $ (7,680,475)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (4,061,228) $ — $ — $ — $ (4,061,228)

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 95,177,740
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 22,101,837,299 $ — $ — $ 22,101,837,299
Short-Term Securities
Money Market Funds .......................................... 274,964,318 — — 274,964,318
$ 22,376,801,617 $ — $ — $ 22,376,801,617
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (1,153,375) $ — $ — $ (1,153,375)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.6%
AAR Corp.
(a)
............................. 17,128 $ 734,449
AeroVironment, Inc.
(a)(b)
...................... 10,249 908,574
Axon Enterprise, Inc.
(a)
...................... 28,888 3,370,652
BWX Technologies, Inc. ..................... 55,620 2,899,471
Curtiss-Wright Corp. ........................ 19,097 2,810,887
Ducommun, Inc.
(a)
......................... 17,488 769,472
Hexcel Corp.
(b)
............................ 38,868 2,280,386
Kaman Corp., Class A ....................... 27,656 877,248
Kratos Defense & Security Solutions, Inc.
(a)
........ 63,544 796,842
Maxar Technologies, Inc. ..................... 35,823 853,662
Mercury Systems, Inc.
(a)
..................... 38,676 1,861,476
Moog, Inc., Class A ........................ 22,015 1,650,685
Triumph Group, Inc.
(a)
....................... 54,894 713,073
V2X, Inc.
(a)
.............................. 23,862 827,057
Virgin Galactic Holdings, Inc.
(a)(b)
................ 124,905 738,188
Woodward, Inc. ........................... 17,150 1,596,150
23,688,272
a
Air Freight & Logistics  — 0.2%
GXO Logistics, Inc.
(a)
....................... 46,243 2,052,264
Hub Group, Inc., Class A
(a)
.................... 10,626 848,061
2,900,325
a
Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
...................... 47,208 2,056,381
JetBlue Airways Corp.
(a)
..................... 93,546 728,723
2,785,104
a
Auto Components  — 1.1%
Adient PLC
(a)
............................. 22,021 731,097
American Axle & Manufacturing Holdings, Inc.
(a)
..... 71,573 740,780
Autoliv, Inc. .............................. 23,134 1,799,594
Dana, Inc. ............................... 68,903 1,065,929
Dorman Products, Inc.
(a)
..................... 9,200 833,980
Fox Factory Holding Corp.
(a)
................... 9,213 858,744
Gentex Corp. ............................ 26,860 733,009
Gentherm, Inc.
(a)
.......................... 19,771 1,184,283
Goodyear Tire & Rubber Co. (The)
(a)
............. 63,782 894,861
LCI Industries ............................ 14,903 1,726,811
Luminar Technologies, Inc., Class A
(a)(b)
........... 82,182 708,409
Modine Manufacturing Co.
(a)
.................. 48,559 727,414
Tenneco, Inc., Class A
(a)
..................... 41,180 776,655
Visteon Corp.
(a)
........................... 17,578 2,106,372
XPEL, Inc.
(a)
............................. 12,537 859,161
15,747,099
a
Automobiles  — 0.5%
Canoo, Inc., Class A
(a)(b)
..................... 214,777 685,139
Fisker, Inc., Class A
(a)(b)
...................... 88,053 795,119
Harley-Davidson, Inc. ....................... 64,204 2,476,348
Thor Industries, Inc. ........................ 24,974 2,023,144
Winnebago Industries, Inc. ................... 23,694 1,364,300
Workhorse Group, Inc.
(a)
..................... 227,319 706,962
8,051,012
a
Banks  — 8.1%
Amalgamated Financial Corp. ................. 54,148 1,218,330
Amerant Bancorp, Inc., Class A ................ 28,535 747,332
Ameris Bancorp ........................... 38,897 1,815,712
Associated Banc-Corp. ...................... 46,886 939,595
Atlantic Union Bankshares Corp. ............... 72,349 2,347,725
Bank of Hawaii Corp. ....................... 53,000 4,135,060
Bank OZK .............................. 109,116 4,422,472
Banner Corp. ............................ 26,994 1,640,155
Security Shares Value
a
Banks (continued)
Berkshire Hills Bancorp, Inc. .................. 20,745 $ 585,216
BOK Financial Corp. ........................ 21,228 1,886,532
Byline Bancorp, Inc. ........................ 37,023 807,472
Cadence Bank ........................... 55,935 1,425,224
Camden National Corp. ..................... 29,599 1,338,763
Columbia Banking System, Inc. ................ 17,293 517,925
Comerica, Inc. ............................ 91,757 7,368,088
Commerce Bancshares, Inc. .................. 53,569 3,683,940
Community Bank System, Inc. ................. 25,545 1,670,132
Community Trust Bancorp, Inc. ................ 29,256 1,236,066
Customers Bancorp, Inc.
(a)
.................... 18,200 631,358
East West Bancorp, Inc. ..................... 44,819 3,234,587
Eastern Bankshares, Inc. .................... 101,701 1,972,999
First Busey Corp. .......................... 50,456 1,160,488
First Financial Bancorp ...................... 45,995 992,572
First Hawaiian, Inc. ........................ 84,027 2,160,334
First Horizon Corp. ......................... 210,412 4,759,519
First Interstate BancSystem, Inc., Class A ......... 58,929 2,372,482
First of Long Island Corp. (The) ................ 44,585 820,810
FNB Corp. .............................. 147,091 1,753,325
Fulton Financial Corp. ....................... 124,061 2,013,510
Glacier Bancorp, Inc. ....................... 47,952 2,430,207
Hancock Whitney Corp. ..................... 58,616 2,827,050
HomeStreet, Inc. .......................... 21,869 761,260
Independent Bank Corp. ..................... 61,051 2,243,936
International Bancshares Corp. ................ 58,986 2,461,486
National Bank Holdings Corp., Class A ........... 46,837 1,879,569
OceanFirst Financial Corp. ................... 50,546 982,614
Old National Bancorp ....................... 117,447 1,960,190
Park National Corp. ........................ 7,794 1,027,483
Pinnacle Financial Partners, Inc. ................ 38,134 3,077,795
Popular, Inc. ............................. 25,008 1,931,118
Premier Financial Corp. ..................... 33,854 914,735
Prosperity Bancshares, Inc. ................... 13,927 987,146
QCR Holdings, Inc. ........................ 17,092 954,588
Sandy Spring Bancorp, Inc. ................... 41,267 1,589,605
Seacoast Banking Corp. of Florida .............. 37,290 1,205,213
ServisFirst Bancshares, Inc. .................. 22,720 1,916,659
Silvergate Capital Corp., Class A
(a)(b)
............. 11,924 1,086,515
Southside Bancshares, Inc. ................... 16,956 638,902
SouthState Corp. .......................... 29,442 2,297,654
Synovus Financial Corp. ..................... 121,130 4,864,581
Texas Capital Bancshares, Inc.
(a)
............... 15,692 926,299
Trustmark Corp. .......................... 23,223 732,453
UMB Financial Corp. ....................... 29,133 2,606,530
Umpqua Holdings Corp. ..................... 162,186 2,877,180
United Community Banks, Inc. ................. 29,831 1,000,233
Valley National Bancorp ..................... 258,017 2,998,158
Western Alliance Bancorp .................... 45,950 3,525,284
Wintrust Financial Corp. ..................... 35,286 2,976,021
Zions Bancorp. NA ......................... 68,988 3,796,410
119,134,597
a
Beverages  — 0.2%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
........ 2,141 721,688
Celsius Holdings, Inc.
(a)
...................... 14,164 1,465,833
MGP Ingredients, Inc. ....................... 9,794 1,072,051
3,259,572
a
Biotechnology  — 5.1%
ACADIA Pharmaceuticals, Inc.
(a)
................ 50,413 828,286
Agios Pharmaceuticals, Inc.
(a)
................. 30,766 784,533
Alector, Inc.
(a)
............................ 68,060 704,421
Alkermes PLC
(a)
........................... 68,685 1,625,774

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Allogene Therapeutics, Inc.
(a)(b)
................. 60,048 $ 823,258
AnaptysBio, Inc.
(a)(b)
........................ 31,244 725,486
Anavex Life Sciences Corp.
(a)(b)
................ 77,565 743,848
Apellis Pharmaceuticals, Inc.
(a)
................. 28,777 1,741,296
Arcutis Biotherapeutics, Inc.
(a)(b)
................ 30,688 827,042
Arrowhead Pharmaceuticals, Inc.
(a)
.............. 40,287 1,599,797
Atara Biotherapeutics, Inc.
(a)
.................. 175,694 704,533
Aurinia Pharmaceuticals, Inc.
(a)(b)
............... 98,234 723,002
Avidity Biosciences, Inc.
(a)
.................... 37,807 741,773
Beam Therapeutics, Inc.
(a)
.................... 24,732 1,350,367
BioCryst Pharmaceuticals, Inc.
(a)
................ 80,545 1,119,576
Biohaven Pharmaceutical Holding Co., Ltd.
(a)
....... 20,207 3,017,915
Blueprint Medicines Corp.
(a)(b)
.................. 13,034 954,349
Bridgebio Pharma, Inc.
(a)
..................... 76,100 799,050
Caribou Biosciences, Inc.
(a)
................... 77,947 769,337
Celldex Therapeutics, Inc.
(a)
................... 23,809 723,794
Cerevel Therapeutics Holdings, Inc.
(a)(b)
........... 30,714 893,777
ChemoCentryx, Inc.
(a)
....................... 25,520 1,301,010
Chinook Therapeutics, Inc.
(a)
.................. 35,469 736,336
Crinetics Pharmaceuticals, Inc.
(a)
............... 37,590 709,699
CRISPR Therapeutics AG
(a)(b)
.................. 25,170 1,638,315
Cytokinetics, Inc.
(a)(b)
........................ 29,617 1,568,516
Denali Therapeutics, Inc.
(a)
................... 37,853 1,047,393
Dynavax Technologies Corp.
(a)
................. 65,935 756,274
Erasca, Inc.
(a)(b)
........................... 93,225 840,890
Exelixis, Inc.
(a)
............................ 69,354 1,230,340
Fate Therapeutics, Inc.
(a)
..................... 28,970 757,276
Global Blood Therapeutics, Inc.
(a)
............... 23,488 1,594,835
Halozyme Therapeutics, Inc.
(a)(b)
................ 43,659 1,778,231
Immunovant, Inc.
(a)
......................... 127,433 656,280
Inovio Pharmaceuticals, Inc.
(a)(b)
................ 330,859 757,667
Insmed, Inc.
(a)
............................ 37,899 933,073
Intellia Therapeutics, Inc.
(a)
................... 26,332 1,581,500
Ionis Pharmaceuticals, Inc.
(a)(b)
................. 41,287 1,755,523
Iovance Biotherapeutics, Inc.
(a)
................. 65,353 700,584
IVERIC Bio, Inc.
(a)
......................... 61,641 605,931
Karuna Therapeutics, Inc.
(a)
................... 8,473 2,161,123
Kezar Life Sciences, Inc.
(a)
.................... 76,826 789,003
Krystal Biotech, Inc.
(a)
....................... 13,348 935,828
Kura Oncology, Inc.
(a)
....................... 51,701 716,576
Kymera Therapeutics, Inc.
(a)
................... 24,314 687,357
Merus NV
(a)(b)
............................. 34,044 806,162
Mirati Therapeutics, Inc.
(a)(b)
................... 19,837 1,607,392
Myovant Sciences, Ltd.
(a)
..................... 44,299 757,070
Myriad Genetics, Inc.
(a)
...................... 31,708 708,357
Natera, Inc.
(a)
............................ 30,668 1,510,706
Novavax, Inc.
(a)(b)
.......................... 26,835 886,628
Nurix Therapeutics, Inc.
(a)
.................... 49,870 782,460
Prothena Corp. PLC
(a)
....................... 26,004 716,930
PTC Therapeutics, Inc.
(a)
..................... 15,005 749,200
Rhythm Pharmaceuticals, Inc.
(a)
................ 31,199 703,537
Sana Biotechnology, Inc.
(a)(b)
.................. 117,533 800,400
Sarepta Therapeutics, Inc.
(a)
.................. 30,739 3,362,232
SpringWorks Therapeutics, Inc.
(a)
............... 31,284 868,757
Travere Therapeutics, Inc.
(a)
................... 29,167 780,509
Twist Bioscience Corp.
(a)
..................... 18,908 758,589
Ultragenyx Pharmaceutical, Inc.
(a)
............... 32,517 1,550,736
uniQure NV
(a)
............................ 44,305 865,720
United Therapeutics Corp.
(a)
................... 16,099 3,648,355
Vaxcyte, Inc.
(a)
............................ 29,900 779,792
Verve Therapeutics, Inc.
(a)(b)
................... 23,518 902,151
Vir Biotechnology, Inc.
(a)
..................... 34,316 815,005
Viridian Therapeutics, Inc.
(a)
................... 32,904 730,469
Xencor, Inc.
(a)
............................ 32,653 861,713
Security Shares Value
a
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.
(a)(b)
................ 29,477 $ 1,144,002
75,537,646
a
Building Products  — 1.2%
AAON, Inc. .............................. 30,181 1,734,804
Advanced Drainage Systems, Inc. .............. 29,822 4,046,845
Armstrong World Industries, Inc. ................ 28,731 2,413,117
AZEK Co., Inc. (The), Class A
(a)(b)
............... 39,671 723,996
Builders FirstSource, Inc.
(a)
................... 64,268 3,766,748
JELD-WEN Holding, Inc.
(a)
.................... 62,379 695,526
Resideo Technologies, Inc.
(a)
.................. 60,198 1,253,322
Trex Co., Inc.
(a)
........................... 46,276 2,165,254
Zurn Elkay Water Solutions Corp. ............... 48,961 1,350,344
18,149,956
a
Capital Markets  — 1.9%
Affiliated Managers Group, Inc. ................ 21,697 2,763,330
Ares Management Corp., Class A ............... 46,480 3,446,027
Artisan Partners Asset Management, Inc., Class A .... 35,677 1,204,456
Cohen & Steers, Inc. ....................... 16,742 1,195,044
Cowen, Inc., Class A ....................... 22,308 857,743
Diamond Hill Investment Group, Inc. ............. 4,693 802,738
Donnelley Financial Solutions, Inc.
(a)
............. 27,030 1,147,424
Evercore, Inc., Class A ...................... 7,696 721,038
Houlihan Lokey, Inc., Class A .................. 9,494 745,279
Interactive Brokers Group, Inc., Class A ........... 25,858 1,592,594
Janus Henderson Group PLC ................. 153,757 3,597,914
Jefferies Financial Group, Inc. ................. 46,870 1,504,058
Morningstar, Inc. .......................... 11,728 2,673,867
Open Lending Corp., Class A
(a)(b)
............... 76,279 740,669
Perella Weinberg Partners, Class A .............. 103,444 743,762
PJT Partners, Inc., Class A ................... 11,048 764,743
Stifel Financial Corp. ....................... 13,253 786,035
StoneX Group, Inc.
(a)
....................... 10,798 1,002,486
Victory Capital Holdings, Inc., Class A ............ 29,372 786,582
Virtu Financial, Inc., Class A ................... 31,546 724,296
Virtus Investment Partners, Inc. ................ 4,170 797,512
28,597,597
a
Chemicals  — 2.2%
AdvanSix, Inc. ............................ 20,474 742,387
Ashland, Inc. ............................. 10,501 1,068,582
Avient Corp. ............................. 35,454 1,553,949
Axalta Coating Systems Ltd.
(a)
................. 159,475 4,106,481
Balchem Corp. ........................... 15,443 2,035,696
Cabot Corp. ............................. 16,455 1,184,266
Chemours Co. (The) ........................ 58,889 1,986,326
Element Solutions, Inc. ...................... 38,402 716,965
Ginkgo Bioworks Holdings, Inc., Class A
(a)
......... 273,032 734,456
Hawkins, Inc. ............................ 19,005 728,272
HB Fuller Co.
(b)
........................... 17,701 1,148,087
Ingevity Corp.
(a)
........................... 14,530 1,019,134
Innospec, Inc. ............................ 21,586 2,017,428
Koppers Holdings, Inc. ...................... 32,012 730,834
Livent Corp.
(a)
............................ 61,008 1,963,237
Minerals Technologies, Inc. ................... 24,391 1,421,020
Orion Engineered Carbons SA ................. 73,648 1,241,705
Scotts Miracle-Gro Co. (The), Class A ............ 10,297 689,384
Sensient Technologies Corp. .................. 15,575 1,240,860
Stepan Co. .............................. 17,076 1,779,832
Trinseo PLC ............................. 31,717 841,452
Tronox Holdings PLC, Class A ................. 52,088 762,048
Valvoline, Inc. ............................ 84,918 2,468,566
32,180,967
a

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Commercial Services & Supplies  — 1.1%
ABM Industries, Inc. ........................ 43,754 $ 2,030,186
ACCO Brands Corp. ........................ 117,824 698,696
Deluxe Corp. ............................. 35,198 677,209
Healthcare Services Group, Inc. ................ 52,613 740,265
IAA, Inc.
(a)
............................... 77,299 2,880,161
KAR Auction Services, Inc.
(a)
.................. 86,155 1,257,863
Matthews International Corp., Class A ............ 53,389 1,335,259
MillerKnoll, Inc. ........................... 44,962 1,244,548
Montrose Environmental Group, Inc.
(a)
............ 19,275 775,048
MSA Safety, Inc. .......................... 10,920 1,297,951
Pitney Bowes, Inc. ......................... 26,949 77,883
Steelcase, Inc., Class A ..................... 74,796 836,219
Tetra Tech, Inc. ........................... 18,305 2,486,002
16,337,290
a
Communications Equipment  — 0.8%
ADTRAN Holdings, Inc. ..................... 41,468 963,716
Calix, Inc.
(a)
.............................. 22,491 1,323,596
Ciena Corp.
(a)
............................ 59,230 3,005,330
CommScope Holding Co., Inc.
(a)
................ 108,933 1,230,943
Harmonic, Inc.
(a)
........................... 94,673 1,066,018
Infinera Corp.
(a)(b)
.......................... 171,662 940,708
Lumentum Holdings, Inc.
(a)
................... 28,462 2,378,000
Viasat, Inc.
(a)
............................. 21,043 799,213
11,707,524
a
Construction & Engineering  — 2.5%
AECOM ................................ 65,540 4,794,251
Ameresco, Inc., Class A
(a)
.................... 11,941 822,138
API Group Corp.
(a)
......................... 57,156 888,776
Arcosa, Inc. ............................. 18,623 1,088,514
Argan, Inc. .............................. 21,618 747,767
Comfort Systems USA, Inc. ................... 27,641 2,773,498
Dycom Industries, Inc.
(a)
..................... 9,234 1,035,316
EMCOR Group, Inc. ........................ 37,167 4,419,900
Fluor Corp.
(a)
............................. 41,000 1,084,040
Granite Construction, Inc. .................... 26,022 780,139
Great Lakes Dredge & Dock Corp.
(a)
............. 77,437 741,072
MasTec, Inc.
(a)(b)
........................... 20,669 1,663,854
MDU Resources Group, Inc. .................. 182,331 5,497,280
MYR Group, Inc.
(a)
......................... 23,347 2,169,870
NV5 Global, Inc.
(a)
......................... 6,330 891,011
Primoris Services Corp. ..................... 39,505 800,766
Sterling Infrastructure, Inc.
(a)
.................. 30,342 767,349
Valmont Industries, Inc. ...................... 8,550 2,366,811
WillScot Mobile Mini Holdings Corp., Class A
(a)
...... 88,156 3,538,582
36,870,934
a
Construction Materials  — 0.2%
Summit Materials, Inc., Class A
(a)
............... 82,759 2,352,011
a
Consumer Finance  — 0.8%
Bread Financial Holdings, Inc. ................. 18,136 696,966
Credit Acceptance Corp.
(a)
.................... 1,339 712,455
Encore Capital Group, Inc.
(a)
.................. 15,310 837,151
Green Dot Corp., Class A
(a)
................... 13,074 265,271
LendingClub Corp.
(a)
........................ 54,353 710,394
OneMain Holdings, Inc. ...................... 39,213 1,369,710
Oportun Financial Corp.
(a)
.................... 117,518 600,517
PRA Group, Inc.
(a)
......................... 39,502 1,459,204
PROG Holdings, Inc.
(a)
...................... 37,842 701,591
SLM Corp. .............................. 161,763 2,471,739
SoFi Technologies, Inc.
(a)
..................... 176,374 1,044,134
Upstart Holdings, Inc.
(a)
...................... 27,637 715,798
11,584,930
a
Security Shares Value
a
Containers & Packaging  — 0.9%
AptarGroup, Inc. .......................... 34,004 $ 3,495,951
Berry Global Group, Inc.
(a)
.................... 36,497 1,982,882
Graphic Packaging Holding Co. ................ 173,268 3,858,679
Greif, Inc., Class A, NVS ..................... 10,803 724,341
Greif, Inc., Class B ......................... 11,391 743,491
Myers Industries, Inc. ....................... 42,084 813,063
Sonoco Products Co. ....................... 28,565 1,800,166
13,418,573
a
Diversified Consumer Services  — 1.6%
2U, Inc.
(a)
............................... 104,011 740,558
ADT, Inc. ............................... 109,902 801,186
Adtalem Global Education, Inc.
(a)
............... 19,968 752,594
American Public Education, Inc.
(a)
............... 64,708 668,434
Bright Horizons Family Solutions, Inc.
(a)
........... 30,801 2,100,628
Carriage Services, Inc. ...................... 19,360 685,538
Chegg, Inc.
(a)
............................. 39,234 772,125
Coursera, Inc.
(a)
........................... 64,972 747,178
European Wax Center, Inc., Class A ............. 34,762 751,902
Frontdoor, Inc.
(a)
........................... 30,317 711,843
Graham Holdings Co., Class B ................. 1,911 1,080,537
Grand Canyon Education, Inc.
(a)
................ 13,166 1,071,449
H&R Block, Inc. ........................... 66,609 2,997,405
Rover Group, Inc., Class A
(a)
.................. 194,116 739,582
Service Corp. International ................... 61,475 3,793,622
Strategic Education, Inc. ..................... 11,242 727,357
Stride, Inc.
(a)
............................. 21,537 821,421
Terminix Global Holdings, Inc.
(a)
................ 80,126 3,417,374
23,380,733
a
Diversified Financial Services  — 0.3%
A-Mark Precious Metals, Inc. .................. 22,123 683,822
Jackson Financial, Inc., Class A ................ 22,695 709,446
Voya Financial, Inc. ........................ 54,851 3,374,982
4,768,250
a
Diversified Telecommunication Services  — 0.5%
Bandwidth, Inc., Class A
(a)
.................... 43,662 676,761
Cogent Communications Holdings, Inc. ........... 27,871 1,484,131
Frontier Communications Parent, Inc.
(a)
........... 62,463 1,609,047
Globalstar, Inc.
(a)(b)
......................... 457,367 914,734
Iridium Communications, Inc.
(a)(b)
................ 52,807 2,344,103
Radius Global Infrastructure, Inc., Class A
(a)
........ 55,620 765,887
7,794,663
a
Electric Utilities  — 0.2%
Hawaiian Electric Industries, Inc. ............... 73,152 2,861,706
a
Electrical Equipment  — 1.7%
Acuity Brands, Inc. ......................... 18,921 3,101,719
Array Technologies, Inc.
(a)
.................... 41,819 874,017
Atkore, Inc.
(a)(b)
............................ 19,469 1,643,378
Blink Charging Co.
(a)(b)
....................... 34,800 743,676
Bloom Energy Corp., Class A
(a)
................. 60,805 1,545,055
ChargePoint Holdings, Inc., Class A
(a)(b)
........... 86,222 1,402,832
FREYR Battery SA
(a)(b)
...................... 76,957 1,095,868
FuelCell Energy, Inc.
(a)
...................... 184,593 773,445
Hubbell, Inc. ............................. 20,252 4,177,988
Regal Rexnord Corp. ....................... 27,144 3,734,743
Shoals Technologies Group, Inc., Class A
(a)
........ 44,009 1,160,517
Stem, Inc.
(a)
.............................. 53,882 847,025
SunPower Corp.
(a)
......................... 32,940 790,560
Sunrun, Inc.
(a)
............................ 73,407 2,424,633
Vertiv Holdings Co., Class A
(b)
................. 111,919 1,290,426
25,605,882
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  — 3.2%
Advanced Energy Industries, Inc. ............... 11,159 $ 1,001,967
Avnet, Inc. .............................. 65,214 2,862,242
Badger Meter, Inc. ......................... 38,292 3,625,870
Belden, Inc. ............................. 13,352 874,289
Benchmark Electronics, Inc. .................. 38,703 1,062,397
Coherent Corp.
(a)(b)
......................... 42,576 2,010,865
CTS Corp. .............................. 29,665 1,255,423
ePlus, Inc.
(a)
............................. 16,680 785,962
Fabrinet
(a)
............................... 8,679 892,548
Flex Ltd.
(a)(b)
............................. 244,968 4,362,880
Insight Enterprises, Inc.
(a)
.................... 20,958 1,909,693
IPG Photonics Corp.
(a)
...................... 7,981 722,999
Itron, Inc.
(a)
.............................. 34,605 1,646,506
Jabil, Inc. ............................... 36,801 2,219,100
Kimball Electronics, Inc.
(a)
.................... 41,707 898,369
Knowles Corp.
(a)
.......................... 63,109 956,101
Littelfuse, Inc. ............................ 7,914 1,877,359
Methode Electronics, Inc. .................... 29,922 1,210,644
Mirion Technologies, Inc., Class A
(a)
............. 105,102 794,571
National Instruments Corp. ................... 71,024 2,823,914
Novanta, Inc.
(a)
........................... 19,359 2,588,105
OSI Systems, Inc.
(a)
........................ 17,195 1,432,687
PAR Technology Corp.
(a)(b)
.................... 20,517 722,198
Plexus Corp.
(a)
............................ 21,659 2,030,098
Rogers Corp.
(a)
........................... 12,007 3,007,994
TD SYNNEX Corp. ......................... 10,461 1,007,185
Vishay Precision Group, Inc.
(a)
................. 22,947 787,312
Vontier Corp. ............................. 60,202 1,319,628
46,688,906
a
Energy Equipment & Services  — 1.1%
Archrock, Inc. ............................ 122,818 907,625
Cactus, Inc., Class A ....................... 27,580 1,101,821
ChampionX Corp. ......................... 93,236 2,033,477
Core Laboratories NV
(b)
...................... 48,356 780,949
Dril-Quip, Inc.
(a)
........................... 33,254 735,911
Helmerich & Payne, Inc. ..................... 17,908 765,567
Liberty Energy, Inc., Class A
(a)
................. 53,746 806,190
NexTier Oilfield Solutions, Inc.
(a)
................ 86,239 808,059
NOV, Inc. ............................... 172,389 3,046,114
Oceaneering International, Inc.
(a)
............... 86,437 764,968
Patterson-UTI Energy, Inc. ................... 61,305 913,445
TechnipFMC PLC
(a)
........................ 250,572 2,049,679
Transocean, Ltd.
(a)(b)
........................ 213,841 774,104
Weatherford International PLC
(a)(b)
............... 33,928 954,734
16,442,643
a
Entertainment  — 0.2%
Cinemark Holdings, Inc.
(a)(b)
................... 50,480 710,758
IMAX Corp.
(a)
............................ 54,556 855,438
Lions Gate Entertainment Corp., Class A
(a)
......... 76,316 751,713
World Wrestling Entertainment, Inc., Class A ....... 19,914 1,354,351
3,672,260
a
Equity Real Estate Investment Trusts (REITs)  — 6.4%
Acadia Realty Trust ........................ 46,525 741,143
Agree Realty Corp. ........................ 13,672 1,029,775
Alexander & Baldwin, Inc. .................... 77,984 1,460,640
American Assets Trust, Inc. ................... 42,063 1,167,669
Americold Realty Trust, Inc. ................... 74,471 2,190,937
Apartment Income REIT Corp. ................. 59,583 2,433,966
Apple Hospitality REIT, Inc. ................... 46,196 734,978
Brandywine Realty Trust ..................... 263,698 2,117,495
Brixmor Property Group, Inc. .................. 169,389 3,638,476
City Office REIT, Inc. ....................... 63,175 729,671
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust ............... 161,119 $ 4,163,315
Cousins Properties, Inc. ..................... 63,415 1,702,693
CubeSmart .............................. 82,062 3,778,955
DiamondRock Hospitality Co.
(a)
................ 92,613 808,511
Douglas Emmett, Inc. ....................... 121,405 2,369,826
Easterly Government Properties, Inc. ............ 71,894 1,290,497
Empire State Realty Trust, Inc., Class A ........... 109,175 760,950
EPR Properties ........................... 16,342 710,714
Essential Properties Realty Trust, Inc. ............ 70,505 1,596,233
Federal Realty Investment Trust ................ 40,180 4,069,029
First Industrial Realty Trust, Inc. ................ 19,212 973,664
Four Corners Property Trust, Inc. ............... 34,674 932,384
Highwoods Properties, Inc. ................... 35,672 1,084,786
Hudson Pacific Properties, Inc. ................. 99,904 1,319,732
Independence Realty Trust, Inc. ................ 36,894 717,588
Innovative Industrial Properties, Inc. ............. 7,670 703,492
iStar, Inc. ............................... 55,473 763,863
JBG SMITH Properties ...................... 108,483 2,383,371
Kilroy Realty Corp. ......................... 64,035 3,122,987
Kite Realty Group Trust ...................... 80,489 1,558,267
Lamar Advertising Co., Class A ................ 7,730 725,770
Life Storage, Inc. .......................... 30,603 3,894,232
Macerich Co. (The) ........................ 100,469 961,488
National Retail Properties, Inc. ................. 77,613 3,484,824
National Storage Affiliates Trust ................ 14,985 757,042
Omega Healthcare Investors, Inc. ............... 99,938 3,263,975
Outfront Media, Inc. ........................ 77,950 1,379,715
Park Hotels & Resorts, Inc. ................... 89,989 1,259,846
Pebblebrook Hotel Trust ..................... 40,899 720,640
Phillips Edison & Co., Inc.
(b)
................... 26,520 866,408
Physicians Realty Trust ...................... 168,397 2,805,494
Piedmont Office Realty Trust, Inc., Class A ......... 113,092 1,332,224
PotlatchDeltic Corp. ........................ 37,667 1,748,502
Rayonier, Inc. ............................ 30,332 1,077,393
Rexford Industrial Realty, Inc. ................. 61,150 3,804,141
Ryman Hospitality Properties, Inc.
(a)
............. 24,928 2,049,580
Sabra Health Care REIT, Inc. .................. 99,567 1,490,518
SITE Centers Corp. ........................ 63,856 827,574
SL Green Realty Corp. ...................... 30,695 1,355,798
STAG Industrial, Inc. ....................... 37,895 1,167,166
STORE Capital Corp. ....................... 96,538 2,604,595
Sunstone Hotel Investors, Inc.
(a)
................ 67,967 740,161
Tanger Factory Outlet Centers, Inc. .............. 46,304 714,008
Uniti Group, Inc. .......................... 215,325 2,021,902
Washington Real Estate Investment Trust ......... 82,041 1,608,824
Xenia Hotels & Resorts, Inc.
(a)
................. 67,022 1,062,969
94,780,396
a
Food & Staples Retailing  — 1.2%
Andersons, Inc. (The) ....................... 21,612 800,292
BJ's Wholesale Club Holdings, Inc.
(a)
............. 51,517 3,837,501
Casey's General Stores, Inc. .................. 13,412 2,867,083
Chef's Warehouse, Inc. (The)
(a)
................ 23,057 768,721
Grocery Outlet Holding Corp.
(a)
................. 31,910 1,280,229
PriceSmart, Inc. ........................... 19,534 1,235,916
SpartanNash Co. .......................... 25,765 784,029
Sprouts Farmers Market, Inc.
(a)
................. 108,802 3,144,378
U.S. Foods Holding Corp.
(a)
................... 83,697 2,562,802
United Natural Foods, Inc.
(a)
................... 27,480 1,211,319
18,492,270
a
Food Products  — 1.9%
B&G Foods, Inc. .......................... 32,902 712,657
Beyond Meat, Inc.
(a)(b)
....................... 27,110 661,484
Cal-Maine Foods, Inc.
(b)
..................... 15,420 826,666

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Food Products (continued)
Darling Ingredients, Inc.
(a)
.................... 65,733 $ 4,999,652
Flowers Foods, Inc. ........................ 127,178 3,471,959
Fresh Del Monte Produce, Inc. ................. 27,609 754,830
Freshpet, Inc.
(a)(b)
.......................... 26,674 1,161,119
Hain Celestial Group, Inc. (The)
(a)
............... 69,922 1,416,620
Hostess Brands, Inc., Class A
(a)
................ 34,059 789,488
Ingredion, Inc. ............................ 48,335 4,208,528
Lamb Weston Holdings, Inc. .................. 63,066 5,015,639
Post Holdings, Inc.
(a)
........................ 12,047 1,069,292
Simply Good Foods Co. (The)
(a)
................ 23,812 727,457
TreeHouse Foods, Inc.
(a)(b)
.................... 30,078 1,401,635
Vital Farms, Inc.
(a)
......................... 55,052 712,923
27,929,949
a
Gas Utilities  — 1.4%
Chesapeake Utilities Corp. ................... 5,003 631,879
National Fuel Gas Co. ...................... 38,162 2,719,806
New Jersey Resources Corp. .................. 77,205 3,407,829
Northwest Natural Holding Co. ................. 38,234 1,820,321
ONE Gas, Inc. ............................ 48,304 3,780,754
South Jersey Industries, Inc. .................. 108,953 3,688,059
Southwest Gas Holdings, Inc. ................. 32,254 2,510,974
Spire, Inc. ............................... 31,549 2,204,959
20,764,581
a
Health Care Equipment & Supplies  — 3.1%
Alphatec Holdings, Inc.
(a)
..................... 91,992 698,219
AngioDynamics, Inc.
(a)
...................... 34,093 754,819
Artivion, Inc.
(a)(b)
........................... 35,343 783,201
AtriCure, Inc.
(a)
........................... 26,393 1,204,049
Cardiovascular Systems, Inc.
(a)
................. 52,491 693,406
Cerus Corp.
(a)
............................ 167,060 686,617
CONMED Corp. ........................... 11,848 1,049,377
CryoPort, Inc.
(a)(b)
.......................... 22,216 725,575
Embecta Corp. ........................... 24,434 779,933
Envista Holdings Corp.
(a)
..................... 53,541 1,985,836
Establishment Labs Holdings, Inc.
(a)(b)
............ 11,751 730,677
Glaukos Corp.
(a)
........................... 19,021 923,469
Globus Medical, Inc., Class A
(a)
................ 18,880 1,117,507
Haemonetics Corp.
(a)
....................... 23,760 1,782,713
Heska Corp.
(a)
............................ 8,523 776,190
Inari Medical, Inc.
(a)
........................ 20,298 1,407,666
Inogen, Inc.
(a)
............................ 26,154 748,789
Inspire Medical Systems, Inc.
(a)
................ 7,512 1,438,473
Integer Holdings Corp.
(a)
..................... 11,495 724,990
Integra LifeSciences Holdings Corp.
(a)
............ 15,165 723,522
iRhythm Technologies, Inc.
(a)
.................. 11,280 1,663,236
Lantheus Holdings, Inc.
(a)
.................... 21,322 1,680,174
LivaNova PLC
(a)(b)
.......................... 17,985 1,011,656
Meridian Bioscience, Inc.
(a)
................... 24,007 782,388
Merit Medical Systems, Inc.
(a)
.................. 29,895 1,770,681
Nevro Corp.
(a)
............................ 16,342 740,619
NuVasive, Inc.
(a)(b)
.......................... 15,859 674,166
Omnicell, Inc.
(a)
........................... 9,165 937,488
Orthofix Medical, Inc.
(a)
...................... 44,524 886,028
Outset Medical, Inc.
(a)
....................... 40,476 740,306
Penumbra, Inc.
(a)
.......................... 14,575 2,392,778
QuidelOrtho Corp.
(a)
........................ 16,898 1,339,335
Shockwave Medical, Inc.
(a)
.................... 13,831 4,105,871
SI-BONE, Inc.
(a)
........................... 43,064 710,556
Silk Road Medical, Inc.
(a)
..................... 18,000 716,940
STAAR Surgical Co.
(a)
....................... 16,148 1,527,439
Tandem Diabetes Care, Inc.
(a)(b)
................ 30,732 1,405,682
TransMedics Group, Inc.
(a)
.................... 17,031 886,123
Treace Medical Concepts, Inc.
(a)(b)
............... 40,057 802,342
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.
(a)
...................... 33,095 $ 697,973
45,206,809
a
Health Care Providers & Services  — 3.5%
1Life Healthcare, Inc.
(a)
...................... 55,397 953,382
Acadia Healthcare Co., Inc.
(a)(b)
................. 30,951 2,535,815
Accolade, Inc.
(a)
........................... 68,450 696,821
AdaptHealth Corp.
(a)
........................ 37,979 682,483
Addus HomeCare Corp.
(a)
.................... 8,404 749,805
Agiliti, Inc.
(a)(b)
............................ 45,518 731,019
agilon health, Inc.
(a)
........................ 68,447 1,422,329
Amedisys, Inc.
(a)
.......................... 14,477 1,714,801
AMN Healthcare Services, Inc.
(a)
................ 22,756 2,335,676
Apollo Medical Holdings, Inc.
(a)(b)
................ 16,842 726,396
Brookdale Senior Living, Inc.
(a)
................. 168,518 741,479
Castle Biosciences, Inc.
(a)(b)
................... 24,772 718,388
Chemed Corp. ............................ 4,476 2,131,426
CorVel Corp.
(a)
............................ 7,460 1,159,135
Covetrus, Inc.
(a)
........................... 48,368 1,009,440
Cross Country Healthcare, Inc.
(a)
............... 33,989 862,641
Encompass Health Corp. .................... 47,613 2,312,563
Enhabit, Inc.
(a)
............................ 53,827 893,528
Ensign Group, Inc. (The) ..................... 18,591 1,585,812
Fulgent Genetics, Inc.
(a)(b)
.................... 16,065 698,346
Guardant Health, Inc.
(a)(b)
..................... 24,824 1,242,690
Hanger, Inc.
(a)
............................ 42,479 791,384
HealthEquity, Inc.
(a)
......................... 20,926 1,382,790
LHC Group, Inc.
(a)
......................... 15,211 2,456,120
ModivCare, Inc.
(a)
.......................... 7,141 773,513
National Research Corp. ..................... 34,308 1,170,246
Oak Street Health, Inc.
(a)(b)
.................... 34,272 897,926
OPKO Health, Inc.
(a)
........................ 309,162 673,973
Option Care Health, Inc.
(a)
.................... 45,767 1,416,946
Owens & Minor, Inc. ........................ 33,352 984,218
Patterson Companies, Inc. ................... 48,318 1,347,589
Pediatrix Medical Group, Inc.
(a)
................. 39,683 707,151
PetIQ, Inc., Class A
(a)(b)
...................... 59,066 551,676
Premier, Inc., Class A ....................... 83,593 2,945,817
Privia Health Group, Inc.
(a)
.................... 38,944 1,549,582
Progyny, Inc.
(a)
............................ 24,697 993,066
R1 RCM, Inc.
(a)
........................... 81,941 1,790,411
RadNet, Inc.
(a)
............................ 36,554 734,370
Select Medical Holdings Corp. ................. 29,961 768,200
Signify Health, Inc., Class A
(a)
.................. 39,090 1,090,611
Surgery Partners, Inc.
(a)
..................... 22,906 630,602
Tenet Healthcare Corp.
(a)
..................... 26,848 1,516,912
U.S. Physical Therapy, Inc. ................... 9,385 775,295
51,852,373
a
Health Care Technology  — 0.1%
Allscripts Healthcare Solutions, Inc.
(a)
............ 45,313 770,321
NextGen Healthcare, Inc.
(a)
................... 45,251 775,602
1,545,923
a
Hotels, Restaurants & Leisure  — 2.4%
Accel Entertainment, Inc., Class A
(a)
............. 107,530 1,011,857
Boyd Gaming Corp. ........................ 14,068 765,721
Brinker International, Inc.
(a)
................... 40,598 995,057
Churchill Downs, Inc.
(b)
...................... 10,157 2,001,843
Dave & Buster's Entertainment, Inc.
(a)
............ 20,837 861,402
DraftKings, Inc., Class A
(a)(b)
................... 133,585 2,145,375
Everi Holdings, Inc.
(a)
....................... 54,700 1,011,950
Hilton Grand Vacations, Inc.
(a)
................. 67,934 2,770,349
Hyatt Hotels Corp., Class A
(a)
.................. 18,035 1,616,297
Light & Wonder, Inc.
(a)
....................... 27,136 1,335,905

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp. .............. 18,988 $ 2,704,271
Norwegian Cruise Line Holdings Ltd.
(a)
............ 122,268 1,599,265
Penn Entertainment, Inc.
(a)(b)
.................. 54,949 1,716,057
Planet Fitness, Inc., Class A
(a)
................. 43,670 2,958,643
Playa Hotels & Resorts NV
(a)
.................. 109,823 719,341
SeaWorld Entertainment, Inc.
(a)(b)
............... 31,303 1,572,976
Shake Shack, Inc., Class A
(a)
.................. 16,028 763,894
Six Flags Entertainment Corp.
(a)
................ 37,079 821,300
Travel + Leisure Co. ........................ 41,857 1,774,737
Wendy's Co. (The) ......................... 93,566 1,794,596
Wingstop, Inc. ............................ 11,913 1,356,414
Wyndham Hotels & Resorts, Inc. ............... 45,688 2,985,254
35,282,504
a
Household Durables  — 1.4%
Cavco Industries, Inc.
(a)
...................... 3,230 755,852
Century Communities, Inc. ................... 17,518 817,915
Ethan Allen Interiors, Inc. .................... 35,660 847,638
Helen of Troy Ltd.
(a)
........................ 12,431 1,536,845
Installed Building Products, Inc. ................ 7,686 696,044
iRobot Corp.
(a)
............................ 20,520 1,208,218
KB Home ............................... 37,407 1,071,711
Leggett & Platt, Inc. ........................ 55,819 2,133,402
LGI Homes, Inc.
(a)
......................... 10,081 956,788
MDC Holdings, Inc. ........................ 22,269 692,121
Meritage Homes Corp.
(a)
..................... 16,935 1,326,857
Skyline Champion Corp.
(a)
.................... 18,412 1,043,408
Sonos, Inc.
(a)
............................. 55,734 838,239
Taylor Morrison Home Corp.
(a)
................. 45,468 1,141,701
Tempur Sealy International, Inc. ................ 32,269 807,048
Toll Brothers, Inc. .......................... 15,639 684,832
TopBuild Corp.
(a)
.......................... 12,342 2,267,966
Traeger, Inc.
(a)
............................ 248,048 654,847
Tri Pointe Homes, Inc.
(a)
..................... 44,283 767,424
20,248,856
a
Household Products  — 0.1%
Spectrum Brands Holdings, Inc. ................ 13,318 838,901
a
Independent Power and Renewable Electricity Producers  — 0.7%
Clearway Energy, Inc., Class C ................ 73,472 2,725,811
Montauk Renewables, Inc.
(a)
.................. 44,049 781,429
NextEra Energy Partners, LP
(b)
................. 47,789 3,922,999
Ormat Technologies, Inc. ..................... 23,879 2,232,209
Sunnova Energy International, Inc.
(a)
............. 55,445 1,398,323
11,060,771
a
Insurance  — 2.3%
American Equity Investment Life Holding Co. ....... 22,950 872,100
Assured Guaranty Ltd. ...................... 17,736 905,778
Axis Capital Holdings Ltd. .................... 40,375 2,145,931
CNO Financial Group, Inc. .................... 161,785 2,978,462
Employers Holdings, Inc. ..................... 8,950 350,482
First American Financial Corp. ................. 61,587 3,294,905
Genworth Financial, Inc., Class A
(a)
.............. 111,625 471,058
Hanover Insurance Group, Inc. (The) ............ 23,051 2,982,569
Horace Mann Educators Corp. ................. 23,179 829,113
Kemper Corp. ............................ 26,742 1,230,132
Kinsale Capital Group, Inc. ................... 5,128 1,300,358
Primerica, Inc. ............................ 19,835 2,514,086
ProAssurance Corp. ........................ 30,564 653,764
Reinsurance Group of America, Inc. ............. 28,540 3,577,774
RenaissanceRe Holdings Ltd. ................. 14,339 1,939,493
Ryan Specialty Holdings, Inc., Class A
(a)
.......... 30,533 1,293,378
Selective Insurance Group, Inc.
(b)
............... 36,213 2,876,036
Security Shares Value
a
Insurance (continued)
Trupanion, Inc.
(a)
.......................... 12,736 $ 898,907
Unum Group ............................. 72,086 2,728,455
33,842,781
a
Interactive Media & Services  — 0.3%
Bumble, Inc., Class A
(a)
...................... 27,781 695,914
Cargurus, Inc., Class A
(a)
..................... 40,851 763,914
TripAdvisor, Inc.
(a)
......................... 30,243 719,783
Vimeo, Inc.
(a)(b)
............................ 120,711 714,609
Yelp, Inc.
(a)
.............................. 24,965 853,054
3,747,274
a
Internet & Direct Marketing Retail  — 0.1%
Overstock.com, Inc.
(a)(b)
...................... 27,688 722,657
RealReal, Inc. (The)
(a)
....................... 300,813 643,740
1,366,397
a
IT Services  — 1.7%
BigCommerce Holdings, Inc., Series 1
(a)
.......... 43,189 719,960
Concentrix Corp. .......................... 17,959 2,258,883
CSG Systems International, Inc. ................ 24,834 1,436,647
Cyxtera Technologies, Inc., Class A
(a)
............ 84,848 536,239
DigitalOcean Holdings, Inc.
(a)
.................. 19,287 811,790
DXC Technology Co.
(a)
...................... 93,504 2,317,029
Euronet Worldwide, Inc.
(a)
.................... 10,923 968,433
EVERTEC, Inc. ........................... 22,715 763,224
ExlService Holdings, Inc.
(a)
................... 15,870 2,661,558
Kyndryl Holdings, Inc.
(a)
...................... 70,080 730,233
Marqeta, Inc., Class A
(a)
..................... 103,405 805,525
Maximus, Inc. ............................ 12,518 758,465
Perficient, Inc.
(a)
........................... 11,867 926,813
Rackspace Technology, Inc.
(a)(b)
................ 145,613 649,434
Sabre Corp.
(a)
............................ 107,043 769,639
Shift4 Payments, Inc., Class A
(a)
................ 17,137 776,135
Switch, Inc., Class A ........................ 64,285 2,182,476
Unisys Corp.
(a)
............................ 77,915 725,389
Verra Mobility Corp., Class A
(a)
................. 48,387 771,289
WEX, Inc.
(a)(b)
............................. 21,815 3,364,964
24,934,125
a
Leisure Products  — 0.8%
Brunswick Corp. .......................... 25,030 1,869,991
Johnson Outdoors, Inc., Class A ................ 11,566 707,145
Malibu Boats, Inc., Class A
(a)
.................. 14,407 864,852
Mattel, Inc.
(a)
............................. 132,982 2,941,562
Peloton Interactive, Inc., Class A
(a)
.............. 66,431 676,932
Polaris, Inc. .............................. 15,429 1,747,643
Topgolf Callaway Brands Corp.
(a)
............... 84,707 1,874,566
YETI Holdings, Inc.
(a)
....................... 42,584 1,570,924
12,253,615
a
Life Sciences Tools & Services  — 0.8%
10X Genomics, Inc., Class A
(a)
................. 25,479 840,552
Adaptive Biotechnologies Corp.
(a)
............... 74,977 668,795
Azenta, Inc. ............................. 23,997 1,264,882
Bruker Corp. ............................. 13,051 730,856
Maravai LifeSciences Holdings, Inc., Class A
(a)
...... 31,882 665,377
Medpace Holdings, Inc.
(a)
.................... 6,858 1,012,309
NeoGenomics, Inc.
(a)
....................... 76,084 764,644
Repligen Corp.
(a)(b)
......................... 19,681 4,317,421
Syneos Health, Inc., Class A
(a)
................. 19,432 1,168,058
11,432,894
a
Machinery  — 3.9%
AGCO Corp. ............................. 24,989 2,716,554
Alamo Group, Inc. ......................... 8,776 1,147,550

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Machinery (continued)
Allison Transmission Holdings, Inc. .............. 54,175 $ 1,964,385
Altra Industrial Motion Corp. .................. 20,887 792,662
Astec Industries, Inc. ....................... 18,578 709,308
Chart Industries, Inc.
(a)
...................... 13,797 2,674,686
Columbus McKinnon Corp. ................... 23,769 728,044
Donaldson Co., Inc. ........................ 42,372 2,175,802
Energy Recovery, Inc.
(a)
..................... 50,222 1,152,093
Enerpac Tool Group Corp., Class A
(b)
............. 35,844 695,374
EnPro Industries, Inc. ....................... 12,274 1,111,533
Evoqua Water Technologies Corp.
(a)
............. 59,396 2,083,612
Federal Signal Corp. ....................... 37,654 1,501,265
Flowserve Corp. .......................... 58,909 1,794,957
Franklin Electric Co., Inc. .................... 15,994 1,389,079
Graco, Inc. .............................. 67,917 4,335,821
Hillenbrand, Inc. .......................... 19,681 820,107
ITT, Inc. ................................ 20,144 1,461,044
John Bean Technologies Corp.
(b)
................ 14,341 1,480,852
Lincoln Electric Holdings, Inc. ................. 6,830 933,593
Lindsay Corp. ............................ 7,431 1,191,635
Luxfer Holdings PLC ....................... 54,780 901,131
Manitowoc Co., Inc. (The)
(a)
................... 76,727 732,743
Middleby Corp. (The)
(a)
...................... 13,387 1,925,318
Mueller Water Products, Inc., Class A ............ 145,988 1,646,745
Nikola Corp.
(a)(b)
........................... 130,491 699,432
Oshkosh Corp. ........................... 41,992 3,349,282
Proterra, Inc.
(a)(b)
.......................... 123,858 748,102
Proto Labs, Inc.
(a)
.......................... 18,047 693,005
SPX Technologies, Inc.
(a)
..................... 16,577 945,884
Tennant Co. ............................. 34,474 2,080,506
Terex Corp. .............................. 21,802 724,262
Timken Co. (The) .......................... 22,946 1,445,369
Toro Co. (The) ............................ 58,486 4,850,244
Wabash National Corp. ...................... 48,100 791,245
Watts Water Technologies, Inc., Class A ........... 23,207 3,214,634
57,607,858
a
Media  — 0.8%
Altice USA, Inc., Class A
(a)(b)
................... 73,647 736,470
Cardlytics, Inc.
(a)
.......................... 49,862 660,173
EW Scripps Co. (The), Class A
(a)
............... 56,601 846,185
Gray Television, Inc. ........................ 50,706 968,485
iHeartMedia, Inc., Class A
(a)
................... 84,316 746,197
John Wiley & Sons, Inc., Class A ............... 23,921 1,101,084
New York Times Co. (The), Class A .............. 56,860 1,733,661
Nexstar Media Group, Inc. .................... 13,622 2,606,161
TEGNA, Inc. ............................. 110,638 2,367,653
WideOpenWest, Inc.
(a)
...................... 41,433 737,507
12,503,576
a
Metals & Mining  — 1.5%
Alpha Metallurgical Resources, Inc. ............. 5,033 790,936
Arconic Corp.
(a)
........................... 39,698 1,000,787
ATI, Inc.
(a)
............................... 44,774 1,340,086
Commercial Metals Co. ...................... 61,064 2,473,703
Compass Minerals International, Inc. ............. 24,093 975,525
Hecla Mining Co. .......................... 191,503 754,522
Materion Corp. ........................... 11,002 949,583
MP Materials Corp., Class A
(a)(b)
................ 22,809 798,087
Piedmont Lithium, Inc.
(a)(b)
.................... 14,192 867,841
Reliance Steel & Aluminum Co. ................ 27,990 5,261,560
Royal Gold, Inc. ........................... 36,039 3,311,984
Ryerson Holding Corp. ...................... 25,281 720,508
Schnitzer Steel Industries, Inc., Class A ........... 22,015 727,376
Security Shares Value
a
Metals & Mining (continued)
United States Steel Corp. .................... 68,996 $ 1,577,938
21,550,436
a
Mortgage Real Estate Investment  — 0.5%
AGNC Investment Corp. ..................... 160,730 1,920,723
Apollo Commercial Real Estate Finance, Inc. ....... 61,520 716,708
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................. 42,106 1,664,029
KKR Real Estate Finance Trust, Inc. ............. 40,303 776,236
Starwood Property Trust, Inc. .................. 134,945 3,094,289
8,171,985
a
Multiline Retail  — 0.5%
Big Lots, Inc. ............................. 32,655 671,713
Dillard's, Inc., Class A ....................... 2,425 718,382
Franchise Group, Inc., Class A ................. 23,120 783,537
Kohl's Corp. ............................. 49,593 1,409,433
Macy's, Inc. ............................. 98,364 1,703,665
Nordstrom, Inc. ........................... 51,367 878,889
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
........... 17,272 955,314
7,120,933
a
Multi-Utilities  — 0.3%
Avista Corp. ............................. 76,478 3,107,301
Unitil Corp. .............................. 15,338 798,957
3,906,258
a
Oil, Gas & Consumable Fuels  — 4.4%
Antero Midstream Corp. ..................... 188,689 1,900,098
Antero Resources Corp.
(a)
.................... 113,826 4,562,146
Archaea Energy, Inc., Class A
(a)
................ 39,720 784,867
Berry Corp. .............................. 82,719 756,879
California Resources Corp. ................... 25,347 1,266,336
Callon Petroleum Co.
(a)
...................... 19,150 815,024
Chesapeake Energy Corp. ................... 37,888 3,807,365
Chord Energy Corp. ........................ 15,421 2,182,843
Civitas Resources, Inc. ...................... 21,254 1,428,056
Clean Energy Fuels Corp.
(a)
................... 121,376 815,647
CNX Resources Corp.
(a)
..................... 113,860 2,011,906
Comstock Resources, Inc.
(a)
................... 42,304 829,158
Delek U.S. Holdings, Inc. .................... 39,287 1,109,858
Denbury, Inc.
(a)
........................... 15,100 1,342,843
DT Midstream, Inc. ......................... 36,794 2,031,397
EnLink Midstream LLC
(a)
..................... 137,359 1,395,567
Enviva, Inc. .............................. 26,625 1,850,970
Equitrans Midstream Corp. ................... 190,490 1,765,842
Green Plains, Inc.
(a)
........................ 13,938 510,549
HF Sinclair Corp. .......................... 66,864 3,519,052
Kinetik Holdings, Inc., Class A ................. 19,750 728,183
Kosmos Energy Ltd.
(a)(b)
...................... 252,076 1,782,177
Matador Resources Co. ..................... 30,595 1,823,462
Murphy Oil Corp. .......................... 60,597 2,361,465
New Fortress Energy, Inc., Class A .............. 17,444 1,000,413
Ovintiv, Inc. .............................. 134,157 7,129,103
PBF Energy, Inc., Class A
(a)
................... 40,270 1,375,623
PDC Energy, Inc. .......................... 27,706 1,881,514
Permian Resources Corp., Class A
(a)
............. 106,016 872,512
Range Resources Corp.
(a)
.................... 111,718 3,671,054
SM Energy Co. ........................... 43,925 1,935,775
Southwestern Energy Co.
(a)
................... 367,303 2,751,100
Talos Energy, Inc.
(a)
........................ 40,331 836,062
Tellurian, Inc.
(a)(b)
.......................... 178,076 712,304
World Fuel Services Corp. .................... 38,911 1,003,904
64,551,054
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Paper & Forest Products  — 0.2%
Glatfelter Corp. ........................... 148,890 $ 725,094
Louisiana-Pacific Corp. ...................... 38,440 2,084,601
Sylvamo Corp. ........................... 17,390 772,812
3,582,507
a
Personal Products  — 0.4%
Beauty Health Co. (The), Class A
(a)
.............. 65,992 765,507
BellRing Brands, Inc.
(a)
...................... 29,745 704,659
Coty, Inc., Class A
(a)
........................ 103,708 778,847
Edgewell Personal Care Co. .................. 29,005 1,130,035
Herbalife Nutrition Ltd.
(a)
..................... 29,046 757,810
Medifast, Inc. ............................ 5,867 736,191
Nu Skin Enterprises, Inc., Class A ............... 17,454 714,567
Veru, Inc.
(a)
.............................. 44,986 688,286
6,275,902
a
Pharmaceuticals  — 1.5%
Aclaris Therapeutics, Inc.
(a)
................... 47,591 757,173
Amphastar Pharmaceuticals, Inc.
(a)
.............. 26,842 794,523
Arvinas, Inc.
(a)
............................ 22,842 967,130
ATAI Life Sciences NV
(a)
..................... 171,507 771,782
Atea Pharmaceuticals, Inc.
(a)
.................. 95,729 717,968
Axsome Therapeutics, Inc.
(a)
.................. 15,504 989,155
Cassava Sciences, Inc.
(a)(b)
................... 30,428 782,912
CinCor Pharma, Inc.
(a)
....................... 23,359 787,665
Collegium Pharmaceutical, Inc.
(a)(b)
.............. 44,463 781,660
Corcept Therapeutics, Inc.
(a)(b)
................. 39,083 1,009,123
Harmony Biosciences Holdings, Inc.
(a)
............ 16,683 732,551
Intra-Cellular Therapies, Inc.
(a)
................. 34,882 1,753,169
NGM Biopharmaceuticals, Inc.
(a)
................ 47,275 667,050
Nuvation Bio, Inc., Class A
(a)(b)
................. 276,289 773,609
Organon & Co. ........................... 83,609 2,385,365
Pacira BioSciences, Inc.
(a)(b)
................... 13,674 717,612
Perrigo Co. PLC .......................... 60,416 2,260,767
Provention Bio, Inc.
(a)
....................... 160,867 694,945
Reata Pharmaceuticals, Inc., Class A
(a)
........... 37,988 908,293
Relmada Therapeutics, Inc.
(a)
.................. 30,122 877,755
Revance Therapeutics, Inc.
(a)(b)
................. 47,530 945,847
Tilray Brands, Inc.
(a)(b)
....................... 210,208 798,790
21,874,844
a
Professional Services  — 2.2%
ASGN, Inc.
(a)
............................. 26,932 2,604,324
CACI International, Inc., Class A
(a)
.............. 7,442 2,090,235
Exponent, Inc. ............................ 12,710 1,192,961
First Advantage Corp.
(a)
...................... 51,832 717,355
FTI Consulting, Inc.
(a)
....................... 21,757 3,494,174
Heidrick & Struggles International, Inc. ........... 25,371 722,059
ICF International, Inc. ....................... 15,849 1,609,625
Insperity, Inc. ............................. 13,387 1,459,451
KBR, Inc. ............................... 34,964 1,688,761
Kelly Services, Inc., Class A, NVS .............. 58,149 936,780
Kforce, Inc. .............................. 13,483 737,790
Korn Ferry .............................. 24,820 1,512,034
ManpowerGroup, Inc. ....................... 31,860 2,335,975
Nielsen Holdings PLC ....................... 151,832 4,227,003
Science Applications International Corp. .......... 12,849 1,170,158
Skillsoft Corp., Class A
(a)
..................... 179,662 578,512
Sterling Check Corp.
(a)
...................... 41,851 887,660
TriNet Group, Inc.
(a)
........................ 33,636 2,771,606
TrueBlue, Inc.
(a)
........................... 66,786 1,371,784
Upwork, Inc.
(a)(b)
........................... 51,800 901,320
33,009,567
a
Security Shares Value
a
Real Estate Management & Development  — 0.7%
Anywhere Real Estate, Inc.
(a)
.................. 69,364 $ 677,686
Cushman & Wakefield PLC
(a)
.................. 83,667 1,251,658
DigitalBridge Group, Inc., Class A
(a)
.............. 45,000 801,000
Howard Hughes Corp. (The)
(a)
................. 24,747 1,574,652
Jones Lang LaSalle, Inc.
(a)
.................... 22,820 3,947,860
Kennedy-Wilson Holdings, Inc. ................. 39,060 685,894
Marcus & Millichap, Inc. ..................... 19,506 729,134
Opendoor Technologies, Inc.
(a)(b)
................ 165,426 716,295
St. Joe Co. (The) .......................... 19,121 730,422
11,114,601
a
Road & Rail  — 1.2%
ArcBest Corp. ............................ 14,834 1,194,582
Avis Budget Group, Inc.
(a)(b)
................... 13,920 2,329,930
Hertz Global Holdings, Inc.
(a)(b)
................. 85,352 1,575,598
Landstar System, Inc. ....................... 22,919 3,360,613
Ryder System, Inc. ......................... 27,595 2,109,362
Saia, Inc.
(a)
.............................. 10,385 2,147,929
Schneider National, Inc., Class B ............... 41,353 945,329
Werner Enterprises, Inc.
(b)
.................... 53,139 2,114,401
XPO Logistics, Inc.
(a)(b)
...................... 30,673 1,607,879
17,385,623
a
Semiconductors & Semiconductor Equipment  — 2.5%
Ambarella, Inc.
(a)
.......................... 11,000 746,680
Amkor Technology, Inc. ...................... 35,324 711,072
Axcelis Technologies, Inc.
(a)(b)
.................. 14,455 967,618
Cirrus Logic, Inc.
(a)
......................... 35,253 2,703,553
First Solar, Inc.
(a)
.......................... 40,374 5,149,704
Ichor Holdings, Ltd.
(a)
....................... 25,828 793,436
Kulicke & Soffa Industries, Inc. ................. 32,717 1,375,423
Lattice Semiconductor Corp.
(a)
................. 53,067 2,860,311
MaxLinear, Inc.
(a)
.......................... 19,771 710,372
MKS Instruments, Inc. ...................... 19,725 1,964,807
Onto Innovation, Inc.
(a)
...................... 28,861 2,048,842
Power Integrations, Inc. ..................... 24,813 1,774,874
Rambus, Inc.
(a)
........................... 51,031 1,316,089
Semtech Corp.
(a)
.......................... 15,548 718,162
Silicon Laboratories, Inc.
(a)
.................... 14,878 1,864,660
SiTime Corp.
(a)
............................ 6,418 682,939
Synaptics, Inc.
(a)
.......................... 15,231 1,760,856
Universal Display Corp. ..................... 22,855 2,553,589
Veeco Instruments, Inc.
(a)
.................... 51,405 1,086,702
Wolfspeed, Inc.
(a)(b)
......................... 51,815 5,879,448
37,669,137
a
Software  — 5.2%
A10 Networks, Inc. ......................... 49,954 694,361
ACI Worldwide, Inc.
(a)(b)
...................... 71,043 1,683,719
Alarm.com Holdings, Inc.
(a)
................... 11,005 732,933
Altair Engineering, Inc., Class A
(a)(b)
.............. 24,012 1,248,864
Alteryx, Inc., Class A
(a)
...................... 13,726 855,404
Appian Corp., Class A
(a)
..................... 16,327 765,736
Asana, Inc., Class A
(a)
....................... 35,763 684,861
Aspen Technology, Inc.
(a)
..................... 12,323 2,595,224
Benefitfocus, Inc.
(a)
......................... 103,449 766,557
Blackbaud, Inc.
(a)
.......................... 14,069 735,809
Blackline, Inc.
(a)
........................... 27,851 1,892,197
Box, Inc., Class A
(a)
........................ 80,126 2,063,244
BTRS Holdings, Inc.
(a)(b)
...................... 113,166 765,002
Cerence, Inc.
(a)
........................... 38,535 771,085
CommVault Systems, Inc.
(a)
................... 18,858 1,023,801
Digital Turbine, Inc.
(a)
....................... 35,419 654,189
Dolby Laboratories, Inc., Class A ............... 34,582 2,532,786
DoubleVerify Holdings, Inc.
(a)
.................. 31,925 825,261

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Software (continued)
Duck Creek Technologies, Inc.
(a)(b)
............... 60,497 $ 719,914
E2open Parent Holdings, Inc., Class A
(a)
.......... 105,374 723,919
Elastic NV
(a)
............................. 32,525 2,729,173
Envestnet, Inc.
(a)
.......................... 13,019 681,805
Everbridge, Inc.
(a)
.......................... 22,919 911,718
Five9, Inc.
(a)
............................. 28,475 2,793,682
Gitlab, Inc., Class A
(a)
....................... 14,763 883,861
Intapp, Inc.
(a)(b)
............................ 53,009 768,100
InterDigital, Inc. ........................... 14,721 738,405
Jamf Holding Corp.
(a)
....................... 38,988 933,763
KnowBe4, Inc., Class A
(a)
.................... 40,073 770,203
LivePerson, Inc.
(a)
......................... 65,359 758,164
Mandiant, Inc.
(a)
........................... 87,757 2,006,125
Manhattan Associates, Inc.
(a)
.................. 21,560 3,045,566
MicroStrategy, Inc., Class A
(a)(b)
................. 3,042 704,406
Model N, Inc.
(a)
........................... 37,397 1,118,170
Momentive Global, Inc.
(a)
..................... 107,795 764,267
N-able, Inc.
(a)
............................. 78,481 781,671
nCino, Inc.
(a)(b)
............................ 29,666 935,666
NCR Corp.
(a)
............................. 44,734 1,388,991
New Relic, Inc.
(a)
.......................... 29,804 1,809,401
Nutanix, Inc., Class A
(a)
...................... 82,205 1,422,146
OneSpan, Inc.
(a)
........................... 66,624 766,842
PagerDuty, Inc.
(a)
.......................... 40,683 1,059,385
Paycor HCM, Inc.
(a)
........................ 24,886 737,372
Paylocity Holding Corp.
(a)
.................... 15,070 3,631,870
Pegasystems, Inc. ......................... 20,273 742,195
Progress Software Corp. ..................... 53,401 2,570,190
PROS Holdings, Inc.
(a)
...................... 33,398 696,348
Qualys, Inc.
(a)
............................ 10,133 1,539,203
Rapid7, Inc.
(a)
............................ 19,877 1,142,928
Samsara, Inc., Class A
(a)
..................... 48,915 727,366
Smartsheet, Inc., Class A
(a)(b)
.................. 50,153 1,668,590
Sprinklr, Inc., Class A
(a)
...................... 66,927 793,754
Sprout Social, Inc., Class A
(a)(b)
................. 20,814 1,249,673
SPS Commerce, Inc.
(a)
...................... 17,999 2,198,038
Sumo Logic, Inc.
(a)
......................... 97,193 851,411
Tenable Holdings, Inc.
(a)
..................... 38,843 1,538,571
Teradata Corp.
(a)(b)
......................... 50,764 1,670,136
Varonis Systems, Inc.
(a)
...................... 32,624 892,266
Workiva, Inc., Class A
(a)
...................... 30,172 2,048,377
Xperi Holding Corp. ........................ 51,338 816,788
Zuora, Inc., Class A
(a)
....................... 88,987 683,420
76,704,872
a
Specialty Retail  — 3.2%
Aaron's Co., Inc. (The) ...................... 55,726 663,139
American Eagle Outfitters, Inc. ................. 60,313 679,124
America's Car-Mart, Inc.
(a)
.................... 9,908 798,684
Arko Corp. .............................. 79,041 753,261
Asbury Automotive Group, Inc.
(a)(b)
............... 7,367 1,285,394
AutoNation, Inc.
(a)(b)
........................ 13,424 1,672,630
Boot Barn Holdings, Inc.
(a)
.................... 10,694 712,434
Caleres, Inc.
(b)
............................ 26,271 670,436
Camping World Holdings, Inc., Class A ........... 24,336 733,000
Carvana Co., Class A
(a)
...................... 26,218 864,932
Chico's FAS, Inc.
(a)
......................... 113,305 643,572
Five Below, Inc.
(a)
.......................... 21,153 2,705,046
Floor & Decor Holdings, Inc., Class A
(a)
........... 31,653 2,575,288
Foot Locker, Inc. .......................... 43,396 1,598,709
GameStop Corp., Class A
(a)(b)
.................. 93,901 2,689,325
Gap, Inc. (The) ........................... 141,121 1,289,846
Genesco, Inc.
(a)
........................... 12,306 696,273
Group 1 Automotive, Inc. ..................... 8,347 1,490,691
Hibbett, Inc. ............................. 13,603 797,136
Security Shares Value
a
Specialty Retail (continued)
Leslie's, Inc.
(a)(b)
........................... 68,995 $ 978,349
Lithia Motors, Inc. ......................... 11,693 3,103,790
MarineMax, Inc.
(a)
.......................... 18,348 666,766
Monro, Inc. .............................. 23,393 1,083,330
Murphy USA, Inc.
(b)
........................ 12,483 3,622,192
National Vision Holdings, Inc.
(a)
................ 34,037 1,131,050
ODP Corp. (The)
(a)
......................... 21,090 753,967
Petco Health & Wellness Co., Inc., Class A
(a)(b)
...... 49,263 735,004
Rent-A-Center, Inc. ........................ 32,580 841,867
RH
(a)
.................................. 4,148 1,061,515
Sally Beauty Holdings, Inc.
(a)
.................. 55,021 818,712
Signet Jewelers Ltd. ........................ 23,053 1,506,975
Sleep Number Corp.
(a)
...................... 18,071 748,682
TravelCenters of America, Inc.
(a)
................ 13,696 740,680
Victoria's Secret & Co.
(a)
..................... 30,536 1,021,124
Williams-Sonoma, Inc. ...................... 31,393 4,669,709
46,802,632
a
Technology Hardware, Storage & Peripherals  — 0.4%
3D Systems Corp.
(a)(b)
....................... 72,055 729,917
Pure Storage, Inc., Class A
(a)
.................. 96,459 2,794,417
Xerox Holdings Corp. ....................... 130,806 2,173,996
5,698,330
a
Textiles, Apparel & Luxury Goods  — 1.7%
Allbirds, Inc., Class A
(a)
...................... 176,349 721,267
Capri Holdings Ltd.
(a)
....................... 39,787 1,877,151
Carter's, Inc. ............................. 19,282 1,423,976
Columbia Sportswear Co. .................... 23,804 1,695,797
Crocs, Inc.
(a)
............................. 23,014 1,696,132
Deckers Outdoor Corp.
(a)
..................... 12,519 4,025,735
Hanesbrands, Inc. ......................... 222,174 1,935,135
Kontoor Brands, Inc. ........................ 22,064 821,443
Movado Group, Inc. ........................ 23,140 737,935
PVH Corp.
(b)
............................. 35,185 1,979,156
Ralph Lauren Corp., Class A .................. 18,549 1,694,080
Steven Madden, Ltd. ....................... 43,824 1,275,717
Tapestry, Inc. ............................. 90,116 3,129,729
Under Armour, Inc., Class A
(a)(b)
................ 84,639 712,660
Wolverine World Wide, Inc. ................... 42,336 827,245
24,553,158
a
Thrifts & Mortgage Finance  — 1.1%
Capitol Federal Financial, Inc. ................. 78,833 714,227
Essent Group Ltd. ......................... 27,150 1,085,729
Federal Agricultural Mortgage Corp., Class C, NVS ... 15,715 1,716,707
Flagstar Bancorp, Inc. ...................... 25,065 965,754
MGIC Investment Corp. ..................... 215,284 3,076,408
Mr Cooper Group, Inc.
(a)
..................... 33,127 1,401,272
New York Community Bancorp, Inc. ............. 78,533 768,838
PennyMac Financial Services, Inc. .............. 24,343 1,293,100
Radian Group, Inc. ......................... 98,446 2,078,195
TFS Financial Corp. ........................ 70,621 1,009,880
Walker & Dunlop, Inc. ....................... 9,980 1,002,591
WSFS Financial Corp. ...................... 11,514 556,702
15,669,403
a
Trading Companies & Distributors  — 1.6%
Air Lease Corp., Class A ..................... 30,754 1,118,215
Beacon Roofing Supply, Inc.
(a)(b)
................ 21,401 1,175,129
Boise Cascade Co. ........................ 26,751 1,667,390
Core & Main, Inc., Class A
(a)(b)
................. 31,624 745,378
GATX Corp. ............................. 16,627 1,606,335
GMS, Inc.
(a)
.............................. 23,401 1,127,928
Herc Holdings, Inc. ......................... 10,773 1,212,286

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Trading Companies & Distributors (continued)
McGrath RentCorp ......................... 21,917 $ 1,852,425
MRC Global, Inc.
(a)
......................... 81,039 788,510
NOW, Inc.
(a)
............................. 70,601 855,684
Rush Enterprises, Inc., Class A ................ 15,107 710,935
SiteOne Landscape Supply, Inc.
(a)(b)
.............. 24,452 3,060,412
Triton International, Ltd., Class A ............... 33,119 1,973,561
Univar Solutions, Inc.
(a)
...................... 37,606 948,423
Veritiv Corp.
(a)
............................ 7,615 907,632
Watsco, Inc. ............................. 5,137 1,397,418
WESCO International, Inc.
(a)
.................. 22,824 3,005,464
24,153,125
a
Water Utilities  — 0.2%
American States Water Co. ................... 30,986 2,570,908
Middlesex Water Co. ....................... 7,796 692,051
3,262,959
a
Wireless Telecommunication Services  — 0.1%
Gogo, Inc.
(a)
............................. 46,071 684,615
Shenandoah Telecommunications Co. ............ 33,322 742,747
Telephone and Data Systems, Inc. .............. 51,173 832,585
2,259,947
a
Total Common Stocks — 99.7%
(Cost: $1,532,792,620) ............................... 1,474,527,578
Security Shares Value
a
Rights
Pharmaceuticals  — 0.0%
Zogenix, Inc., CVR (Expires 01/01/25)
(a)(c)
.......... 29,896 $ 20,329
a
Total Rights — 0.0%
(Cost: $20,329) .................................... 20,329
Total Long-Term Investments — 99.7%
(Cost: $1,532,812,949) ............................... 1,474,547,907
a
Short-Term Securities
Money Market Funds  —  6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.45%
(d)(e)(f)
............................ 85,549,488 85,575,153
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.10%
(d)(e)
............................. 4,174,100 4,174,100
a
Total Short-Term Securities — 6.1%
(Cost: $89,704,872) ................................. 89,749,253
Total Investments — 105.8%
(Cost: $1,622,517,821) ............................... 1,564,297,160
Liabilities in Excess of Other Assets — (5.8)% ............... (85,200,023)
Net Assets — 100.0% ................................. $ 1,479,097,137
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 43,548,786 $ 42,013,172
(a)
$ — $ (26,857) $ 40,052 $ 85,575,153 85,549,488 $ 787,977
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,390,000 2,784,100
(a)
— — — 4,174,100 4,174,100 16,214 —
$ (26,857) $ 40,052
$ 89,749,253
$ 804,191 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ............................................................... 27 09/16/22 $ 2,490 $ (149,308)
S&P MidCap 400 E-Mini Index ............................................................ 6 09/16/22 1,458 (101,318)
$ (250,626)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 250,626 $ — $ — $ — $ 250,626
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (187,438) $ — $ — $ — $ (187,438)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (287,452) $ — $ — $ — $ (287,452)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,080,546
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 1,474,527,578 $ — $ — $ 1,474,527,578
Rights .................................................... — — 20,329 20,329
Short-Term Securities
Money Market Funds .......................................... 89,749,253 — — 89,749,253
$ 1,564,276,831 $ — $ 20,329 $ 1,564,297,160
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (250,626) $ — $ — $ (250,626)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2022
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .0%
CH Robinson Worldwide, Inc. ................. 22,825 $ 2,605,474
Expeditors International of Washington, Inc.
(a)
....... 30,272 3,114,686
United Parcel Service, Inc. , Class B ............. 131,723 25,621,441
31,341,601
a
Airlines  —  0 .0%
Delta Air Lines, Inc.
(b)
....................... 28,671 890,808
a
Auto Components  —  0 .2%
Aptiv PLC
(b)
.............................. 48,592 4,539,951
BorgWarner, Inc. .......................... 42,932 1,618,536
Lear Corp. .............................. 10,634 1,474,298
7,632,785
a
Automobiles  —  4 .2%
Rivian Automotive, Inc. , Class A
(b)
............... 56,046 1,833,264
Tesla, Inc.
(a) (b)
............................ 473,816 130,588,428
132,421,692
a
Banks  —  1 .9%
Citizens Financial Group, Inc. ................. 88,583 3,249,224
First Republic Bank ........................ 32,220 4,891,963
Huntington Bancshares, Inc. .................. 258,434 3,463,016
KeyCorp ................................ 166,355 2,942,820
PNC Financial Services Group, Inc. (The) ......... 74,176 11,719,808
Regions Financial Corp. ..................... 167,463 3,628,923
SVB Financial Group
(b)
...................... 10,503 4,269,679
Truist Financial Corp. ....................... 238,792 11,185,017
U.S. Bancorp ............................ 253,147 11,546,035
Webster Financial Corp. ..................... 31,983 1,504,800
58,401,285
a
Beverages  —  3 .0%
Coca-Cola Co. (The) ....................... 738,621 45,580,302
Keurig Dr Pepper, Inc. ...................... 139,930 5,334,132
PepsiCo, Inc. ............................ 247,987 42,720,720
93,635,154
a
Biotechnology  —  1 .9%
Amgen, Inc. ............................. 95,810 23,023,143
Biogen, Inc.
(b)
............................ 26,235 5,125,794
BioMarin Pharmaceutical, Inc.
(b)
................ 33,179 2,959,567
Gilead Sciences, Inc. ....................... 224,964 14,278,465
Vertex Pharmaceuticals, Inc.
(b)
................. 45,870 12,924,331
58,311,300
a
Building Products  —  0 .9%
A O Smith Corp. .......................... 23,405 1,321,212
Allegion PLC ............................. 15,730 1,495,923
Carrier Global Corp. ........................ 152,876 5,980,509
Fortune Brands Home & Security, Inc. ............ 23,461 1,441,209
Johnson Controls International PLC ............. 125,209 6,778,816
Lennox International, Inc. .................... 5,901 1,416,948
Masco Corp. ............................. 42,777 2,176,066
Owens Corning ........................... 17,411 1,423,001
Trane Technologies PLC ..................... 41,943 6,462,158
28,495,842
a
Capital Markets  —  5 .0%
Ameriprise Financial, Inc. .................... 19,791 5,304,186
Bank of New York Mellon Corp. (The) ............ 137,636 5,716,023
BlackRock, Inc.
(c)
.......................... 27,159 18,098,486
Carlyle Group, Inc. (The) ..................... 35,676 1,160,540
Cboe Global Markets, Inc. .................... 19,049 2,247,211
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) .................. 260,714 $ 18,497,658
CME Group, Inc. , Class A .................... 64,462 12,609,412
FactSet Research Systems, Inc. ................ 6,797 2,945,412
Franklin Resources, Inc. ..................... 53,789 1,402,279
Intercontinental Exchange, Inc. ................ 100,400 10,125,340
Invesco Ltd. ............................. 61,889 1,019,312
LPL Financial Holdings, Inc. ................... 14,306 3,166,347
MarketAxess Holdings, Inc. ................... 6,810 1,692,898
Moody's Corp. ............................ 29,785 8,474,428
Morgan Stanley ........................... 235,303 20,052,522
Nasdaq, Inc. ............................. 61,683 3,671,989
Northern Trust Corp. ........................ 35,505 3,376,170
Raymond James Financial, Inc. ................ 34,738 3,625,605
S&P Global, Inc. .......................... 62,253 21,924,262
State Street Corp. ......................... 65,843 4,500,369
T Rowe Price Group, Inc. .................... 40,760 4,891,200
154,501,649
a
Chemicals  —  1 .9%
Celanese Corp. ........................... 19,304 2,140,041
Ecolab, Inc. ............................. 46,117 7,555,348
International Flavors & Fragrances, Inc. ........... 45,706 5,049,599
Linde PLC .............................. 90,165 25,504,072
Mosaic Co. (The) .......................... 64,924 3,497,456
PPG Industries, Inc. ........................ 42,172 5,355,001
Sherwin-Williams Co. (The) ................... 44,322 10,287,136
59,388,653
a
Commercial Services & Supplies  —  0 .4%
Copart, Inc.
(b)
............................ 38,364 4,590,253
Republic Services, Inc. ...................... 39,581 5,649,000
Rollins, Inc. .............................. 39,432 1,331,224
11,570,477
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ........................ 742,690 33,213,097
Motorola Solutions, Inc. ..................... 30,058 7,316,418
40,529,515
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ....................... 25,691 3,630,138
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................. 11,149 3,876,619
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ......................... 57,939 1,923,575
American Express Co. ...................... 114,803 17,450,056
Discover Financial Services ................... 50,392 5,063,892
Synchrony Financial ........................ 89,943 2,945,633
27,383,156
a
Containers & Packaging  —  0 .4%
Amcor PLC .............................. 270,496 3,248,657
Ball Corp. ............................... 57,450 3,206,284
International Paper Co. ...................... 63,748 2,653,192
Westrock Co. ............................ 45,708 1,855,288
10,963,421
a
Distributors  —  0 .3%
Genuine Parts Co. ......................... 25,441 3,969,050
LKQ Corp. .............................. 48,275 2,569,196
Pool Corp. .............................. 7,178 2,434,706
8,972,952
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Diversified Financial Services  —  0 .1%
Equitable Holdings, Inc. ..................... 68,334 $ 2,032,936
a
Diversified Telecommunication Services  —  1 .1%
Lumen Technologies, Inc. .................... 166,752 1,660,850
Verizon Communications, Inc. ................. 753,214 31,491,877
33,152,727
a
Electric Utilities  —  0 .3%
Edison International ........................ 68,369 4,633,367
Eversource Energy ........................ 61,855 5,547,775
10,181,142
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC .......................... 71,561 9,778,095
Generac Holdings, Inc.
(b)
..................... 11,397 2,512,013
Plug Power, Inc.
(a) (b)
........................ 92,378 2,590,279
Rockwell Automation, Inc. .................... 20,764 4,919,822
19,800,209
a
Electronic Equipment, Instruments & Components  —  0 .4%
Cognex Corp. ............................ 31,573 1,329,539
Keysight Technologies, Inc.
(b)
.................. 32,659 5,352,483
Trimble, Inc.
(b)
............................ 44,851 2,836,826
Zebra Technologies Corp. , Class A
(b)
............. 9,462 2,854,118
12,372,966
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A ................... 176,586 4,460,563
Halliburton Co. ........................... 161,771 4,874,160
Schlumberger NV ......................... 253,507 9,671,292
19,006,015
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ........................ 50,253 6,375,598
Take-Two Interactive Software, Inc.
(b)
............. 29,077 3,563,677
Walt Disney Co. (The)
(b)
..................... 326,687 36,615,079
Warner Bros Discovery, Inc.
(b)
................. 413,496 5,474,687
52,029,041
a
Equity Real Estate Investment Trusts (REITs)  —  2 .8%
American Tower Corp. ...................... 81,835 20,790,182
Boston Properties, Inc. ...................... 26,515 2,106,086
Crown Castle, Inc. ......................... 77,665 13,267,512
Equinix, Inc. ............................. 16,325 10,731,565
Healthpeak Properties, Inc. ................... 96,331 2,528,689
Prologis, Inc. ............................. 132,768 16,530,944
SBA Communications Corp. , Class A ............. 19,339 6,290,010
Ventas, Inc. ............................. 71,388 3,416,630
Welltower, Inc. ............................ 81,420 6,240,843
Weyerhaeuser Co. ......................... 133,527 4,561,282
86,463,743
a
Food & Staples Retailing  —  0 .2%
Kroger Co. (The) .......................... 123,998 5,944,464
a
Food Products  —  0 .8%
Bunge Ltd. .............................. 27,213 2,698,713
Campbell Soup Co. ........................ 37,653 1,896,958
Conagra Brands, Inc. ....................... 85,699 2,946,332
General Mills, Inc. ......................... 107,790 8,278,272
Hormel Foods Corp. ........................ 53,760 2,703,053
Kellogg Co. .............................. 45,792 3,330,910
McCormick & Co., Inc. , NVS .................. 44,878 3,772,893
25,627,131
a
Security Shares Value
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ........................ 24,933 $ 2,826,904
UGI Corp. ............................... 37,441 1,478,919
4,305,823
a
Health Care Equipment & Supplies  —  1 .7%
ABIOMED, Inc.
(b)
.......................... 8,125 2,106,650
Align Technology, Inc.
(b)
...................... 13,372 3,258,756
Baxter International, Inc. ..................... 90,309 5,189,155
Dentsply Sirona, Inc. ....................... 39,050 1,279,669
Dexcom, Inc.
(a) (b)
.......................... 70,396 5,787,255
Edwards Lifesciences Corp.
(b)
................. 111,364 10,033,896
Hologic, Inc.
(b)
............................ 44,927 3,035,268
IDEXX Laboratories, Inc.
(b)
.................... 15,054 5,233,072
Insulet Corp.
(b)
............................ 12,436 3,177,025
Novocure Ltd.
(a) (b)
.......................... 16,793 1,379,209
ResMed, Inc. ............................ 26,236 5,769,821
STERIS PLC ............................. 17,893 3,603,292
Teleflex, Inc. ............................. 8,376 1,895,154
51,748,222
a
Health Care Providers & Services  —  2 .3%
AmerisourceBergen Corp. .................... 28,176 4,129,475
Cardinal Health, Inc. ........................ 48,860 3,455,379
Cigna Corp. ............................. 56,904 16,129,439
DaVita, Inc.
(a) (b)
........................... 10,302 878,658
Elevance Health, Inc. ....................... 43,239 20,975,671
HCA Healthcare, Inc. ....................... 42,397 8,389,094
Humana, Inc. ............................ 22,675 10,924,361
Laboratory Corp. of America Holdings ............ 16,690 3,759,756
Quest Diagnostics, Inc. ...................... 21,296 2,668,602
71,310,435
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
...................... 28,579 887,664
a
Hotels, Restaurants & Leisure  —  1 .3%
Hilton Worldwide Holdings, Inc. ................ 49,881 6,352,844
McDonald's Corp. ......................... 132,639 33,462,167
Vail Resorts, Inc. .......................... 7,238 1,626,234
41,441,245
a
Household Durables  —  0 .0%
Newell Brands, Inc. ........................ 72,064 1,286,342
a
Household Products  —  2 .6%
Clorox Co. (The) .......................... 22,075 3,186,305
Colgate-Palmolive Co. ...................... 142,681 11,159,081
Kimberly-Clark Corp. ....................... 60,428 7,705,779
Procter & Gamble Co. (The) .................. 430,318 59,358,065
81,409,230
a
Industrial Conglomerates  —  0 .4%
3M Co.
(a)
............................... 102,015 12,685,565
a
Insurance  —  3 .3%
Aflac, Inc. ............................... 109,756 6,521,702
Allstate Corp. (The) ........................ 49,319 5,942,940
American International Group, Inc. .............. 142,082 7,352,743
Arch Capital Group Ltd.
(b)
.................... 67,733 3,096,753
Arthur J Gallagher & Co. ..................... 37,676 6,840,831
Assurant, Inc. ............................ 9,781 1,550,191
Chubb Ltd. .............................. 76,445 14,451,927
Hartford Financial Services Group, Inc. (The) ....... 59,264 3,811,268
Lincoln National Corp. ...................... 29,211 1,345,459
Loews Corp. ............................. 37,613 2,080,375
Marsh & McLennan Companies, Inc. ............. 90,019 14,526,366

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................. 45,319 $ 3,388,048
Progressive Corp. (The) ..................... 104,899 12,865,862
Prudential Financial, Inc. ..................... 67,189 6,433,347
Travelers Companies, Inc. (The) ................ 43,155 6,975,574
Willis Towers Watson PLC .................... 19,996 4,135,773
101,319,159
a
Interactive Media & Services  —  7 .4%
Alphabet, Inc. , Class A
(b)
..................... 1,078,851 116,753,255
Alphabet, Inc. , Class C , NVS
(b)
................. 1,011,684 110,425,309
ZoomInfo Technologies, Inc.
(a) (b)
................ 46,685 2,120,433
229,298,997
a
Internet & Direct Marketing Retail  —  0 .4%
eBay, Inc. ............................... 100,409 4,431,049
MercadoLibre, Inc.
(a) (b)
....................... 8,110 6,936,970
11,368,019
a
IT Services  —  5 .8%
Accenture PLC , Class A ..................... 113,602 32,769,633
Automatic Data Processing, Inc. ................ 75,336 18,412,872
International Business Machines Corp. ........... 161,315 20,720,912
Mastercard, Inc. , Class A ..................... 155,754 50,521,925
Visa, Inc. , Class A ......................... 295,163 58,651,840
Western Union Co. (The) .................... 69,236 1,026,077
182,103,259
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................. 23,590 1,859,364
a
Life Sciences Tools & Services  —  2 .1%
Agilent Technologies, Inc. .................... 53,674 6,883,690
Bio-Techne Corp. .......................... 7,016 2,327,979
Illumina, Inc.
(b)
............................ 28,176 5,681,409
Mettler-Toledo International, Inc.
(b)
.............. 4,075 4,940,775
Thermo Fisher Scientific, Inc. .................. 70,209 38,286,372
Waters Corp.
(b)
........................... 10,814 3,229,060
West Pharmaceutical Services, Inc. ............. 13,261 3,934,406
65,283,691
a
Machinery  —  2 .5%
Caterpillar, Inc. ........................... 95,725 17,681,365
Cummins, Inc. ............................ 25,306 5,450,153
Deere & Co. ............................. 52,060 19,014,915
Dover Corp. ............................. 25,731 3,215,346
Fortive Corp. ............................. 60,850 3,853,630
IDEX Corp. .............................. 13,580 2,732,432
Illinois Tool Works, Inc. ...................... 55,918 10,894,504
Ingersoll Rand, Inc.
(a)
....................... 72,834 3,450,146
Otis Worldwide Corp. ....................... 75,939 5,484,315
Pentair PLC ............................. 29,579 1,316,265
Snap-on, Inc. ............................ 9,588 2,088,842
Xylem, Inc. .............................. 32,228 2,935,971
78,117,884
a
Media  —  0 .1%
Cable One, Inc. ........................... 978 1,110,030
Interpublic Group of Companies, Inc. (The) ........ 70,515 1,949,035
Sirius XM Holdings, Inc.
(a)
.................... 140,813 857,551
3,916,616
a
Metals & Mining  —  0 .5%
Newmont Corp. ........................... 142,498 5,893,717
Nucor Corp. ............................. 47,719 6,343,764
Steel Dynamics, Inc. ........................ 34,106 2,753,036
14,990,517
a
Security Shares Value
a
Mortgage Real Estate Investment  —  0 .1%
Annaly Capital Management, Inc. ............... 307,457 $ 1,983,098
a
Multiline Retail  —  0 .4%
Target Corp. ............................. 83,165 13,334,676
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. .................... 63,543 6,210,693
Sempra Energy ........................... 56,406 9,305,298
15,515,991
a
Oil, Gas & Consumable Fuels  —  1 .7%
Cheniere Energy, Inc. ....................... 40,914 6,553,604
Kinder Morgan, Inc. , Class P .................. 366,008 6,705,267
Marathon Petroleum Corp. ................... 97,028 9,775,571
ONEOK, Inc. ............................. 80,101 4,904,584
Phillips 66 ............................... 86,286 7,719,146
Targa Resources Corp. ...................... 38,750 2,643,912
Valero Energy Corp. ........................ 73,134 8,565,454
Williams Companies, Inc. (The) ................ 218,453 7,433,956
54,301,494
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ....... 41,533 10,565,165
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. ..................... 381,852 25,740,643
Catalent, Inc.
(a) (b)
.......................... 30,603 2,693,064
Elanco Animal Health, Inc.
(b)
................... 75,842 1,147,489
Eli Lilly & Co. ............................ 144,851 43,633,467
Jazz Pharmaceuticals PLC
(b)
.................. 11,177 1,734,894
Johnson & Johnson ........................ 471,947 76,143,929
Merck & Co., Inc. .......................... 453,546 38,714,687
Zoetis, Inc. , Class A ........................ 84,408 13,212,384
203,020,557
a
Professional Services  —  0 .0%
Robert Half International, Inc. .................. 19,883 1,530,394
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(b)
.................. 58,623 4,628,872
a
Road & Rail  —  1 .9%
AMERCO ............................... 1,753 921,499
CSX Corp. .............................. 390,864 12,370,846
JB Hunt Transport Services, Inc. ............... 14,937 2,599,337
Knight-Swift Transportation Holdings, Inc. , Class A ... 28,118 1,420,240
Norfolk Southern Corp. ...................... 42,847 10,417,391
Old Dominion Freight Line, Inc. ................ 17,281 4,690,236
Union Pacific Corp. ........................ 112,702 25,302,726
57,722,275
a
Semiconductors & Semiconductor Equipment  —  4 .9%
Applied Materials, Inc. ...................... 156,027 14,677,460
Intel Corp. .............................. 733,370 23,409,170
Lam Research Corp. ....................... 24,859 10,886,005
NVIDIA Corp. ............................ 449,100 67,787,154
NXP Semiconductors NV .................... 46,914 7,721,106
Texas Instruments, Inc. ...................... 165,386 27,323,421
151,804,316
a
Software  —  15 .2%
Adobe, Inc.
(b)
............................. 84,744 31,646,799
ANSYS, Inc.
(b)
............................ 15,592 3,871,494
Autodesk, Inc.
(b)
........................... 39,014 7,870,684
Cadence Design Systems, Inc.
(b)
............... 49,558 8,611,694
Citrix Systems, Inc. ........................ 22,702 2,333,084

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Guidewire Software, Inc.
(a) (b)
................... 14,093 $ 1,010,609
HubSpot, Inc.
(a) (b)
.......................... 8,139 2,743,169
Intuit, Inc. ............................... 48,053 20,748,324
Microsoft Corp. ........................... 1,274,310 333,193,836
NortonLifeLock, Inc. ........................ 103,621 2,340,798
Roper Technologies, Inc. ..................... 18,996 7,647,410
Salesforce, Inc.
(b)
.......................... 178,261 27,830,107
ServiceNow, Inc.
(b)
......................... 35,953 15,625,893
Splunk, Inc.
(a) (b)
........................... 28,858 2,598,086
VMware, Inc. , Class A ....................... 37,789 4,384,658
Zendesk, Inc.
(b)
........................... 21,704 1,666,216
474,122,861
a
Specialty Retail  —  3 .4%
Advance Auto Parts, Inc. ..................... 10,893 1,836,995
Best Buy Co., Inc. ......................... 36,314 2,567,037
Burlington Stores, Inc.
(b)
..................... 11,931 1,672,607
CarMax, Inc.
(b)
............................ 28,954 2,560,692
Home Depot, Inc. (The) ..................... 184,330 53,164,458
Lowe's Companies, Inc. ..................... 114,629 22,254,074
TJX Companies, Inc. (The) ................... 210,135 13,101,917
Tractor Supply Co. ......................... 20,152 3,731,143
Ulta Beauty, Inc.
(b)
......................... 9,294 3,902,272
104,791,195
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Hewlett Packard Enterprise Co. ................ 233,702 3,178,347
HP, Inc. ................................ 188,923 5,423,980
8,602,327
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Lululemon Athletica, Inc.
(b)
.................... 20,926 6,276,963
Nike, Inc. , Class B ......................... 227,555 24,223,230
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. ............................... 58,934 $ 2,442,814
32,943,007
a
Trading Companies & Distributors  —  0 .4%
Fastenal Co. ............................. 102,782 5,173,018
United Rentals, Inc.
(a) (b)
...................... 12,940 3,778,998
WW Grainger, Inc. ......................... 8,249 4,577,700
13,529,716
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ................ 32,598 4,839,173
Essential Utilities, Inc. ....................... 44,652 2,194,646
7,033,819
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,812,753,224 ) ............................... 3,107,319,216
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
2.45%
(c) (d) (e)
............................ 40,567,684 40,579,854
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.10%
(c) (d)
............................. 5,325,318 5,325,318
a
Total Short-Term Securities — 1.5%
(Cost: $ 45,893,933 ) ................................. 45,905,172
Total Investments — 101.2%
(Cost: $ 2,858,647,157 ) ............................... 3,153,224,388
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (36,574,145)
Net Assets — 100.0% ................................. $ 3,116,650,243
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,691,739 $ 29,885,319
(a)
$ — $ (7,734) $ 10,530 $ 40,579,854 40,567,684 $ 56,440
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,176,000 — (850,682)
(a)
— — 5,325,318 5,325,318 22,958 —
BlackRock, Inc. .. 28,721,294 3,868,059 (6,439,194) 2,517,698 (10,569,371) 18,098,486 27,159 528,109 —
$ 2,509,964 $ (10,558,841)
$ 64,003,658
$ 607,507 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG MSCI USA Leaders ETF

2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 45 09/16/22 $ 8,902 $ (48,211)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 48,211 $ — $ — $ — $ 48,211
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 245,260 $ — $ — $ — $ 245,260
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (268,585) $ — $ — $ — $ (268,585)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,899,020
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 3,107,319,216 $ — $ — $ 3,107,319,216
Short-Term Securities
Money Market Funds .......................................... 45,905,172 — — 45,905,172
$ 3,153,224,388 $ — $ — $ 3,153,224,388
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (48,211) $ — $ — $ (48,211)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2022
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
HEICO Corp. ............................ 12,128 $ 1,847,094
HEICO Corp. , Class A ....................... 2,518 308,657
L3Harris Technologies, Inc. ................... 5,628 1,284,253
TransDigm Group, Inc. ...................... 2,079 1,248,211
4,688,215
a
Automobiles  —  3 .2%
Ford Motor Co. ........................... 118,919 1,812,325
Lucid Group, Inc.
(a) (b)
........................ 43,144 661,829
Tesla, Inc.
(a)
.............................. 79,860 22,010,215
24,484,369
a
Banks  —  2 .4%
Bank of America Corp. ...................... 36,438 1,224,681
First Republic Bank ........................ 13,398 2,034,218
JPMorgan Chase & Co. ..................... 67,680 7,697,247
KeyCorp ................................ 47,035 832,049
M&T Bank Corp. .......................... 5,123 931,259
PNC Financial Services Group, Inc. (The) ......... 6,569 1,037,902
SVB Financial Group
(a)
...................... 4,307 1,750,882
Truist Financial Corp. ....................... 21,692 1,016,053
U.S. Bancorp ............................ 38,265 1,745,267
18,269,558
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............. 35,771 2,600,552
Coca-Cola Co. (The) ....................... 92,324 5,697,314
Keurig Dr Pepper, Inc. ...................... 25,752 981,666
Monster Beverage Corp.
(a)
.................... 8,587 762,783
10,042,315
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................. 38,405 5,163,936
Alnylam Pharmaceuticals, Inc.
(a)
................ 4,416 912,655
Amgen, Inc. ............................. 7,793 1,872,658
Biogen, Inc.
(a)
............................ 3,857 753,581
BioMarin Pharmaceutical, Inc.
(a)
................ 8,922 795,842
Exact Sciences Corp.
(a)
...................... 4,627 164,490
Horizon Therapeutics PLC
(a)
.................. 1,459 86,387
Moderna, Inc.
(a)
........................... 6,555 867,030
Neurocrine Biosciences, Inc.
(a)
................. 3,420 357,835
Regeneron Pharmaceuticals, Inc.
(a)
.............. 2,794 1,623,482
Seagen, Inc.
(a)
............................ 2,088 322,157
Vertex Pharmaceuticals, Inc.
(a)
................. 6,425 1,810,308
14,730,361
a
Building Products  —  0 .1%
A O Smith Corp. .......................... 5,320 300,314
Fortune Brands Home & Security, Inc. ............ 4,872 299,287
Masco Corp. ............................. 7,208 366,671
966,272
a
Capital Markets  —  4 .3%
Ameriprise Financial, Inc. .................... 1,000 268,010
Bank of New York Mellon Corp. (The) ............ 32,715 1,358,654
BlackRock, Inc.
(c)
.......................... 5,590 3,725,120
Blackstone, Inc. , NVS ....................... 16,605 1,559,874
Cboe Global Markets, Inc. .................... 6,031 711,477
Charles Schwab Corp. (The) .................. 57,493 4,079,128
CME Group, Inc. , Class A .................... 11,194 2,189,658
FactSet Research Systems, Inc. ................ 2,327 1,008,382
Intercontinental Exchange, Inc. ................ 19,602 1,976,862
Invesco Ltd. ............................. 51,589 849,671
KKR & Co., Inc. ........................... 12,080 610,765
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. ................... 1,798 $ 446,965
Moody's Corp. ............................ 11,246 3,199,712
Nasdaq, Inc. ............................. 17,481 1,040,644
Northern Trust Corp. ........................ 10,028 953,563
Raymond James Financial, Inc. ................ 1,448 151,128
S&P Global, Inc. .......................... 17,247 6,074,048
SEI Investments Co. ........................ 15,312 837,566
T Rowe Price Group, Inc. .................... 9,850 1,182,000
Tradeweb Markets, Inc. , Class A ................ 1,638 113,988
32,337,215
a
Chemicals  —  3 .7%
Albemarle Corp. .......................... 2,530 677,939
Ecolab, Inc. ............................. 81,768 13,396,051
International Flavors & Fragrances, Inc. ........... 1,090 120,423
PPG Industries, Inc. ........................ 622 78,982
Sherwin-Williams Co. (The) ................... 57,311 13,301,883
27,575,278
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................. 2,496 1,015,473
Copart, Inc.
(a)
............................ 7,183 859,446
Rollins, Inc. .............................. 37,879 1,278,795
3,153,714
a
Communications Equipment  —  1 .5%
Cisco Systems, Inc. ........................ 128,231 5,734,490
Juniper Networks, Inc. ...................... 99,112 2,816,763
Motorola Solutions, Inc. ..................... 11,780 2,867,370
11,418,623
a
Consumer Finance  —  0 .4%
American Express Co. ...................... 15,798 2,401,296
Discover Financial Services ................... 7,722 775,984
3,177,280
a
Distributors  —  0 .0%
Pool Corp. .............................. 451 152,975
a
Diversified Financial Services  —  0 .1%
Equitable Holdings, Inc. ..................... 14,557 433,071
a
Diversified Telecommunication Services  —  0 .2%
Verizon Communications, Inc. ................. 32,821 1,372,246
a
Electrical Equipment  —  1 .0%
Eaton Corp. PLC .......................... 24,932 3,406,709
Generac Holdings, Inc.
(a)
..................... 3,259 718,316
Plug Power, Inc.
(a)
......................... 71,068 1,992,747
Rockwell Automation, Inc. .................... 6,264 1,484,192
7,601,964
a
Electronic Equipment, Instruments & Components  —  1 .1%
Amphenol Corp. , Class A .................... 12,068 887,360
CDW Corp. .............................. 10,926 1,865,068
Cognex Corp. ............................ 5,568 234,469
Keysight Technologies, Inc.
(a)
.................. 10,089 1,653,486
TE Connectivity Ltd. ........................ 3,525 444,890
Teledyne Technologies, Inc.
(a)
.................. 4,624 1,703,297
Trimble, Inc.
(a)
............................ 21,228 1,342,671
Zebra Technologies Corp. , Class A
(a)
............. 1,110 334,820
8,466,061
a

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment  —  1 .2%
Activision Blizzard, Inc. ...................... 3,899 $ 306,032
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
................................ 9,048 576,177
Live Nation Entertainment, Inc.
(a)
............... 6,545 591,406
Netflix, Inc.
(a)
............................. 10,710 2,394,328
Roku, Inc. , Class A
(a) (b)
...................... 980 66,640
Take-Two Interactive Software, Inc.
(a)
............. 1,476 180,899
Walt Disney Co. (The)
(a)
..................... 44,126 4,945,642
9,061,124
a
Equity Real Estate Investment Trusts (REITs)  —  7 .3%
Alexandria Real Estate Equities, Inc. ............. 14,498 2,223,993
American Tower Corp. ...................... 12,449 3,162,668
AvalonBay Communities, Inc. ................. 23,931 4,807,977
Boston Properties, Inc. ...................... 48,605 3,860,695
Crown Castle, Inc. ......................... 16,237 2,773,767
Digital Realty Trust, Inc. ..................... 32,388 4,004,128
Duke Realty Corp. ......................... 62,209 3,661,000
Equinix, Inc. ............................. 7,067 4,645,634
Equity Residential ......................... 16,603 1,215,008
Extra Space Storage, Inc. .................... 6,514 1,294,527
Healthpeak Properties, Inc. ................... 105,776 2,776,620
Medical Properties Trust, Inc. .................. 75,568 1,104,049
Prologis, Inc. ............................. 50,139 6,242,807
Public Storage ............................ 8,669 2,867,965
Realty Income Corp. ........................ 49,483 3,378,699
Regency Centers Corp. ..................... 16,356 995,099
SBA Communications Corp. , Class A ............. 3,149 1,024,212
Simon Property Group, Inc. ................... 9,744 993,693
Sun Communities, Inc. ...................... 939 144,334
Ventas, Inc. ............................. 14,366 687,557
Vornado Realty Trust ....................... 68,813 1,804,277
Welltower, Inc. ............................ 17,749 1,360,461
WP Carey, Inc. ........................... 4,872 409,394
55,438,564
a
Food Products  —  0 .1%
Hershey Co. (The) ......................... 3,132 703,666
a
Health Care Equipment & Supplies  —  3 .5%
ABIOMED, Inc.
(a)
.......................... 2,527 655,201
Align Technology, Inc.
(a)
...................... 1,392 339,230
Baxter International, Inc. ..................... 1,392 79,984
Becton Dickinson and Co. .................... 5,059 1,276,993
Boston Scientific Corp.
(a)
..................... 40,258 1,622,800
Cooper Companies, Inc. (The) ................. 2,784 800,233
Dexcom, Inc.
(a)
........................... 10,263 843,721
Edwards Lifesciences Corp.
(a)
................. 71,896 6,477,830
Hologic, Inc.
(a)
............................ 11,742 793,290
IDEXX Laboratories, Inc.
(a)
.................... 9,352 3,250,942
Insulet Corp.
(a) (b)
........................... 1,869 477,473
Intuitive Surgical, Inc.
(a)
...................... 7,725 1,589,341
Masimo Corp.
(a)
........................... 1,281 188,166
Medtronic PLC ........................... 39,179 3,444,618
Novocure Ltd.
(a) (b)
.......................... 1,856 152,433
ResMed, Inc. ............................ 6,591 1,449,493
Stryker Corp. ............................ 9,907 2,032,916
Teleflex, Inc. ............................. 2,088 472,431
Zimmer Biomet Holdings, Inc. ................. 7,356 782,090
26,729,185
a
Health Care Providers & Services  —  2 .1%
Elevance Health, Inc. ....................... 6,183 2,999,435
Humana, Inc. ............................ 3,578 1,723,809
Laboratory Corp. of America Holdings ............ 918 206,798
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
..................... 451 $ 152,154
Quest Diagnostics, Inc. ...................... 2,128 266,660
UnitedHealth Group, Inc. ..................... 20,447 10,618,740
15,967,596
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a) (b)
...................... 2,342 72,742
Veeva Systems, Inc. , Class A
(a) (b)
............... 3,724 742,268
815,010
a
Hotels, Restaurants & Leisure  —  2 .3%
Booking Holdings, Inc.
(a)
..................... 632 1,185,512
Caesars Entertainment, Inc.
(a)
................. 4,176 180,069
Chipotle Mexican Grill, Inc.
(a)
.................. 480 766,464
Hilton Worldwide Holdings, Inc. ................ 2,481 315,980
Marriott International, Inc. , Class A .............. 1,909 293,490
McDonald's Corp. ......................... 40,957 10,332,632
Starbucks Corp. ........................... 33,394 2,807,434
Vail Resorts, Inc. .......................... 327 73,470
Wynn Resorts Ltd.
(a)
........................ 2,436 147,597
Yum! Brands, Inc. ......................... 14,316 1,592,512
17,695,160
a
Household Durables  —  0 .3%
DR Horton, Inc. ........................... 4,254 302,672
Garmin Ltd. .............................. 13,510 1,195,500
NVR, Inc.
(a)
.............................. 207 856,992
2,355,164
a
Household Products  —  0 .3%
Church & Dwight Co., Inc. .................... 6,612 553,490
Clorox Co. (The) .......................... 1,433 206,839
Colgate-Palmolive Co. ...................... 23,217 1,815,802
2,576,131
a
Industrial Conglomerates  —  0 .7%
General Electric Co. ........................ 69,025 5,069,196
a
Insurance  —  3 .8%
Aflac, Inc. ............................... 58,976 3,504,354
Alleghany Corp.
(a)
.......................... 2,356 1,981,820
Allstate Corp. (The) ........................ 9,263 1,116,192
American Financial Group, Inc. ................ 16,172 2,064,841
Aon PLC , Class A ......................... 5,828 1,627,527
Arch Capital Group Ltd.
(a)
.................... 29,004 1,326,063
Arthur J Gallagher & Co. ..................... 2,198 399,091
Assurant, Inc. ............................ 5,272 835,559
Brown & Brown, Inc. ........................ 21,799 1,374,209
Chubb Ltd. .............................. 15,448 2,920,444
Cincinnati Financial Corp. .................... 10,651 1,032,721
Erie Indemnity Co. , Class A , NVS ............... 2,475 531,952
Globe Life, Inc. ........................... 5,130 498,585
Hartford Financial Services Group, Inc. (The) ....... 17,748 1,141,374
Markel Corp.
(a)
............................ 1,085 1,295,609
Marsh & McLennan Companies, Inc. ............. 16,485 2,660,184
MetLife, Inc. ............................. 21,576 1,387,984
Progressive Corp. (The) ..................... 16,326 2,002,384
Willis Towers Watson PLC .................... 5,007 1,035,598
28,736,491
a
Interactive Media & Services  —  4 .5%
Alphabet, Inc. , Class A
(a)
..................... 58,960 6,380,651
Alphabet, Inc. , Class C , NVS
(a)
................. 151,560 16,542,774
IAC, Inc.
(a)
............................... 2,088 134,196
Match Group, Inc.
(a)
........................ 6,889 389,435
Meta Platforms, Inc. , Class A
(a)
................. 56,156 9,149,497

Schedule of Investments
(continued)
August 31, 2022
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2022
iShares Annual Report to Shareholders
Security Shares Value
a
Interactive Media & Services (continued)
Pinterest, Inc. , Class A
(a) (b)
.................... 8,011 $ 184,574
Snap, Inc. , Class A , NVS
(a)
................... 17,748 193,098
Twitter, Inc.
(a)
............................. 23,664 916,980
33,891,205
a
Internet & Direct Marketing Retail  —  3 .8%
Amazon.com, Inc.
(a)
........................ 199,387 25,276,290
eBay, Inc. ............................... 30,657 1,352,893
Etsy, Inc.
(a) (b)
............................. 8,004 845,303
MercadoLibre, Inc.
(a)
........................ 1,691 1,446,414
Wayfair, Inc. , Class A
(a) (b)
..................... 1,740 91,715
29,012,615
a
IT Services  —  4 .1%
Accenture PLC , Class A ..................... 12,169 3,510,270
Automatic Data Processing, Inc. ................ 11,144 2,723,705
Fidelity National Information Services, Inc. ......... 6,459 590,159
Fiserv, Inc.
(a)
............................. 17,297 1,750,283
FleetCor Technologies, Inc.
(a)
.................. 3,029 643,753
Gartner, Inc.
(a)
............................ 517 147,511
Global Payments, Inc. ...................... 6,568 815,943
Jack Henry & Associates, Inc. ................. 739 142,036
Mastercard, Inc. , Class A ..................... 18,029 5,848,067
Okta, Inc. , Class A
(a)
........................ 1,810 165,434
Paychex, Inc. ............................ 19,257 2,375,158
PayPal Holdings, Inc.
(a)
...................... 21,535 2,012,230
Snowflake, Inc. , Class A
(a)
.................... 509 92,104
SS&C Technologies Holdings, Inc. .............. 1,158 64,570
VeriSign, Inc.
(a)
........................... 5,220 951,188
Visa, Inc. , Class A ......................... 45,011 8,944,136
30,776,547
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................. 6,032 475,442
a
Life Sciences Tools & Services  —  2 .8%
Avantor, Inc.
(a)
............................ 3,828 95,355
Bio-Rad Laboratories, Inc. , Class A
(a)
............. 1,206 584,958
Bio-Techne Corp. .......................... 8,099 2,687,329
Danaher Corp. ........................... 15,451 4,170,379
Illumina, Inc.
(a)
............................ 6,729 1,356,836
IQVIA Holdings, Inc.
(a)
....................... 951 202,240
Mettler-Toledo International, Inc.
(a)
.............. 1,749 2,120,593
PerkinElmer, Inc. .......................... 12,967 1,751,323
Thermo Fisher Scientific, Inc. .................. 11,084 6,044,327
Waters Corp.
(a)
........................... 260 77,636
West Pharmaceutical Services, Inc. ............. 6,273 1,861,136
20,952,112
a
Machinery  —  1 .9%
Deere & Co. ............................. 572 208,923
Fortive Corp. ............................. 19,380 1,227,335
IDEX Corp. .............................. 6,142 1,235,832
Illinois Tool Works, Inc. ...................... 13,053 2,543,116
Ingersoll Rand, Inc. ........................ 14,268 675,875
Pentair PLC ............................. 25,058 1,115,081
Stanley Black & Decker, Inc. .................. 3,776 332,666
Westinghouse Air Brake Technologies Corp. ........ 1,740 152,511
Xylem, Inc. .............................. 76,010 6,924,511
14,415,850
a
Media  —  1 .1%
Cable One, Inc. ........................... 156 177,060
Charter Communications, Inc. , Class A
(a)
.......... 3,733 1,540,348
Comcast Corp. , Class A ..................... 60,271 2,181,208
Fox Corp. , Class A , NVS ..................... 6,960 237,893
Security Shares Value
a
Media (continued)
Fox Corp. , Class B ......................... 11,136 $ 352,120
Liberty Broadband Corp. , Class C , NVS
(a)
......... 21,150 2,150,955
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
. 21,454 887,337
Paramount Global , Class B , NVS ............... 11,832 276,750
Sirius XM Holdings, Inc.
(b)
.................... 115,186 701,483
8,505,154
a
Mortgage Real Estate Investment  —  0 .1%
Annaly Capital Management, Inc. ............... 87,655 565,375
a
Multiline Retail  —  0 .2%
Dollar General Corp. ....................... 7,633 1,812,227
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ....... 2,530 643,581
a
Pharmaceuticals  —  6 .3%
Bristol-Myers Squibb Co. ..................... 57,172 3,853,965
Catalent, Inc.
(a)
........................... 7,372 648,736
Elanco Animal Health, Inc.
(a)
................... 28,188 426,485
Eli Lilly & Co. ............................ 27,025 8,140,741
Jazz Pharmaceuticals PLC
(a)
.................. 5,714 886,927
Johnson & Johnson ........................ 53,363 8,609,586
Merck & Co., Inc. .......................... 75,208 6,419,755
Pfizer, Inc. .............................. 156,913 7,097,175
Royalty Pharma PLC , Class A ................. 59,741 2,497,771
Zoetis, Inc. , Class A ........................ 58,614 9,174,849
47,755,990
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ........ 3,828 366,339
CoStar Group, Inc.
(a)
........................ 12,273 854,692
Equifax, Inc. ............................. 4,205 793,694
Robert Half International, Inc. .................. 4,056 312,190
Verisk Analytics, Inc. ........................ 5,854 1,095,635
3,422,550
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
.................. 23,036 1,818,923
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 2,313 77,393
1,896,316
a
Road & Rail  —  0 .5%
AMERCO ............................... 2,394 1,258,454
Lyft, Inc. , Class A
(a)
......................... 3,891 57,314
Old Dominion Freight Line, Inc. ................ 5,219 1,416,489
Uber Technologies, Inc.
(a)
.................... 31,304 900,303
3,632,560
a
Semiconductors & Semiconductor Equipment  —  7 .1%
Advanced Micro Devices, Inc.
(a)
................ 36,125 3,065,929
Analog Devices, Inc. ........................ 32,287 4,892,449
Applied Materials, Inc. ...................... 9,334 878,049
Broadcom, Inc. ........................... 2,327 1,161,429
Enphase Energy, Inc.
(a)
...................... 41,183 11,796,459
Intel Corp. .............................. 88,598 2,828,048
KLA Corp. ............................... 3,365 1,157,997
Marvell Technology, Inc. ..................... 44,844 2,099,596
NVIDIA Corp. ............................ 68,365 10,319,013
QUALCOMM, Inc. ......................... 31,565 4,175,103
Skyworks Solutions, Inc. ..................... 3,301 325,314
SolarEdge Technologies, Inc.
(a)
................. 19,323 5,332,568
Texas Instruments, Inc. ...................... 35,548 5,872,885
53,904,839
a

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software  —  11 .0%
Adobe, Inc.
(a)
............................. 17,418 $ 6,504,578
ANSYS, Inc.
(a)
............................ 1,823 452,651
Autodesk, Inc.
(a)
........................... 4,872 982,877
Citrix Systems, Inc. ........................ 40,160 4,127,243
Fortinet, Inc.
(a)
............................ 15,995 778,797
Intuit, Inc. ............................... 12,249 5,288,873
Microsoft Corp. ........................... 180,792 47,271,684
Oracle Corp. ............................. 44,373 3,290,258
Palo Alto Networks, Inc.
(a)
.................... 2,465 1,372,537
Paycom Software, Inc.
(a)
..................... 348 122,218
RingCentral, Inc. , Class A
(a)
................... 4,095 176,249
Roper Technologies, Inc. ..................... 3,160 1,272,153
Salesforce, Inc.
(a)
.......................... 23,690 3,698,483
ServiceNow, Inc.
(a)
......................... 13,281 5,772,188
Splunk, Inc.
(a)
............................ 4,809 432,954
Trade Desk, Inc. (The) , Class A
(a) (b)
.............. 7,046 441,784
Tyler Technologies, Inc.
(a)
.................... 825 306,496
Workday, Inc. , Class A
(a)
..................... 3,168 521,326
Zoom Video Communications, Inc. , Class A
(a)
....... 5,568 447,667
83,261,016
a
Specialty Retail  —  2 .0%
Burlington Stores, Inc.
(a) (b)
.................... 2,681 375,849
Home Depot, Inc. (The) ..................... 25,297 7,296,161
Lowe's Companies, Inc. ..................... 17,748 3,445,597
Ross Stores, Inc. .......................... 11,543 995,814
TJX Companies, Inc. (The) ................... 38,066 2,373,415
Ulta Beauty, Inc.
(a)
......................... 2,102 882,567
15,369,403
a
Technology Hardware, Storage & Peripherals  —  8 .4%
Apple, Inc. .............................. 404,764 63,636,996
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a) (b)
................... 8,133 $ 2,439,574
Nike, Inc. , Class B ......................... 10,440 1,111,338
VF Corp. ............................... 10,195 422,583
3,973,495
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................. 33,672 1,694,712
WW Grainger, Inc. ......................... 751 416,760
2,111,472
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a)
........................ 5,270 758,669
a
Total Long-Term Investments — 99.7%
(Cost: $ 825,932,250 ) ................................ 754,790,218
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
2.45%
(c) (d) (e)
............................ 3,188,754 3,189,711
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.10%
(c) (d)
............................. 1,301,375 1,301,375
a
Total Short-Term Securities — 0.6%
(Cost: $ 4,490,010 ) .................................. 4,491,086
Total Investments — 100.3%
(Cost: $ 830,422,260 ) ................................ 759,281,304
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (2,399,647)
Net Assets — 100.0% ................................. $ 756,881,657
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
02/08/22
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 3,188,516
(b)
$ — $ 119 $ 1,076 $ 3,189,711 3,188,754 $ 32,061
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 1,301,375
(b)
— — — 1,301,375 1,301,375 3,448 —
BlackRock, Inc. .... — 4,129,767 — — (404,647) 3,725,120 5,590 39,430 —
$ 119 $ (403,571)
$ 8,216,206
$ 74,939 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2022
iShares
®
Paris-Aligned Climate MSCI USA ETF

2022
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 754,790,218  $ —  $ —  $ 754,790,218
Short-Term Securities
Money Market Funds ...................................... 4,491,086  —  —  4,491,086
$ 759,281,304  $ —  $ —  $ 759,281,304

Financial Statements
Statements of Assets and Liabilities
August 31, 2022
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 21,984,565,320  $ 1,474,547,907  $ 3,089,220,730  $ 751,065,098
Investments, at value — affiliated
(c)
........................................ 392,236,297  89,749,253  64,003,658  8,216,206
Cash ............................................................ 136  —  3,092  2,529
Cash pledged:
Futures contracts .................................................. 6,666,000  232,000  485,000  —
Receivables:
Investments sold .................................................. 1,092,929,891  74,124,371  8,659,245  —
Securities lending income — affiliated .................................... 32,215  137,942  10,490  11,319
Capital shares sold ................................................. —  256,705  —  —
Dividends — unaffiliated ............................................. 34,124,917  1,148,135  5,066,229  841,378
Dividends — affiliated ............................................... 162,552  10,425  14,152  1,962
Total assets .......................................................
23,510,717,328  1,640,206,738  3,167,462,596  760,138,492
LIABILITIES
Bank overdraft ...................................................... —  92,481  —  —
Collateral on securities loaned ........................................... 182,738,839  85,569,571  40,579,992  3,188,515
Payables:
Investments purchased .............................................. 1,129,555,239  75,200,500  9,872,792  —
Capital shares redeemed ............................................. 81,687  —  —  —
Investment advisory fees ............................................. 2,978,181  220,934  280,267  68,320
Variation margin on futures contracts ..................................... 935,179  26,115  79,302  —
Total liabilities ......................................................
1,316,289,125  161,109,601  50,812,353  3,256,835
NET ASSETS ......................................................
$ 22,194,428,203  $ 1,479,097,137  $ 3,116,650,243  $ 756,881,657
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 22,984,860,696  $ 1,606,564,355  $ 2,862,028,011  $ 829,801,401
Accumulated earnings (loss) ............................................ (790,432,493) (127,467,218) 254,622,232  (72,919,744)
NET ASSETS ......................................................
$ 22,194,428,203  $ 1,479,097,137  $ 3,116,650,243  $ 756,881,657
NET ASSET VALUE
Shares outstanding .................................................. 251,850,000  43,700,000  45,700,000  17,400,000
Net asset value ..................................................... $ 88.13  $ 33.85  $ 68.20  $ 43.50
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 178,264,231  $ 83,209,442  $ 39,452,384  $ 3,115,306
(b)
Investments, at cost — unaffiliated ...................................... $ 21,824,184,486  $ 1,532,812,949  $ 2,795,741,063  $ 821,802,483
(c)
Investments, at cost — affiliated ........................................ $ 402,686,406  $ 89,704,872  $ 62,906,094  $ 8,619,777

2022
iShares Annual Report to Shareholders
Statements of Operations
Year Ended August 31, 2022
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
(a)
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 341,535,851  $ 17,501,099  $ 51,802,319  $ 4,758,781
Dividends — affiliated .............................................. 3,071,506  16,214  551,067  42,878
Interest — unaffiliated .............................................. 455  85  10  2
Securities lending income — affiliated — net ............................... 705,591  787,977  56,440  32,061
Foreign taxes withheld ............................................. (118,877) (7,623) (5,940) (1,135)
Total investment income ..............................................
345,194,526  18,297,752  52,403,896  4,832,587
EXPENSES
Investment advisory ............................................... 35,182,083  2,347,485  3,702,887  387,920
Professional fees ................................................. 217  217  —  —
Total expenses .................................................... 35,182,300  2,347,702  3,702,887  387,920
Less: —  —  —  (34,364)
Investment advisory fees waived ....................................... —  —  —  (34,364)
Net investment income ...............................................
310,012,226  15,950,050  48,701,009  4,479,031
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (774,667,021) (51,337,939) (6,867,005) (4,078,491)
Investments — affiliated ........................................... (77,534) (26,857) (48,401) 119
Futures contracts ............................................... (7,680,475) (187,438) 245,260  —
In-kind redemptions — unaffiliated
(b)
................................... 1,174,971,227  38,209,912  402,194,360  —
In-kind redemptions — affiliated
(b)
.................................... 4,479,209  —  2,558,365  —
397,025,406  (13,342,322) 398,082,579  (4,078,372)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (4,298,911,837) (239,854,701) (918,432,654) (70,737,385)
Investments — affiliated ........................................... (47,728,995) 40,052  (10,558,841) (403,571)
Futures contracts ............................................... (4,061,228) (287,452) (268,585) —
(4,350,702,060) (240,102,101) (929,260,080) (71,140,956)
Net realized and unrealized loss .........................................
(3,953,676,654) (253,444,423) (531,177,501) (75,219,328)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (3,643,664,428) $ (237,494,373) $ (482,476,492) $ (70,740,297)
(a)
For the period from February 8, 2022 (commencement of operations) to August 31, 2022.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/22
Year Ended
08/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 310,012,226  $ 192,764,401  $ 15,950,050  $ 6,566,761
Net realized gain (loss) ......................................... 397,025,406  992,792,215  (13,342,322) 58,637,182
Net change in unrealized appreciation (depreciation) ..................... (4,350,702,060) 3,120,431,446  (240,102,101) 145,119,975
Net increase (decrease) in net assets resulting from operations ................
(3,643,664,428) 4,305,988,062  (237,494,373) 210,323,918
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(290,135,112) (167,851,349) (14,247,210) (6,491,221)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
3,865,597,340  9,133,348,336  631,800,423  528,866,554
NET ASSETS
Total increase (decrease) in net assets ................................ (68,202,200) 13,271,485,049  380,058,840  732,699,251
Beginning of year ...............................................
22,262,630,403  8,991,145,354  1,099,038,297  366,339,046
End of year ...................................................
$ 22,194,428,203  $ 22,262,630,403  $ 1,479,097,137  $ 1,099,038,297
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
Year Ended
08/31/22
Year Ended
08/31/21
Period From
02/08/22
(a)
to 08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 48,701,009  $ 43,173,611  $ 4,479,031
Net realized gain (loss) ........................................................... 398,082,579  98,846,411  (4,078,372)
Net change in unrealized appreciation (depreciation) ....................................... (929,260,080) 787,905,029  (71,140,956)
Net increase (decrease) in net assets resulting from operations ..................................
(482,476,492) 929,925,051  (70,740,297)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(48,112,074) (41,279,956) (2,179,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
(430,723,595) 625,089,662  829,801,401
NET ASSETS
Total increase (decrease) in net assets .................................................. (961,312,161) 1,513,734,757  756,881,657
Beginning of period ...............................................................
4,077,962,404  2,564,227,647  —
End of period ...................................................................
$ 3,116,650,243  $ 4,077,962,404  $ 756,881,657
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of year ..........................
$ 103.69  $ 79.74  $ 64.33  $ 63.85  $ 54.15
Net investment income
(a)
................................ 1 .29  1 .18  1 .22  1 .17  1 .09
Net realized and unrealized gain (loss)
(b)
......................
(15.62) 23.87  15.13  0 .40  9 .52
Net increase (decrease) from investment operations ...............
(14.33) 25.05  16.35  1 .57  10.61
Distributions
(c)
– – – – –
From net investment income ............................. ( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 ) ( 0 .80 )
From net realized gains ................................. —  —  —  —  ( 0 .11 )
Total distributions ......................................
( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 ) ( 0 .91 )
Net asset value, end of year ..............................
$ 88.13  $ 103.69  $ 79.74  $ 64.33  $ 63.85
Total Return
(d)
– – – – –
Based on net asset value .................................
(13.96) % 31.71% 25.79% 2 .59% 19.79%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .32% 1 .30% 1 .76% 1 .88% 1 .83%
Supplemental Data
Net assets, end of year (000) ...............................
$ 22,194,428  $ 22,262,630  $ 8,991,145  $ 295,905  $ 98,974
Portfolio turnover rate
(f)
...................................
22% 21% 38% 27% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Period From
04/10/18
(a)
to 08/31/18
Net asset value, beginning of period ......................
$ 40.26  $ 27.34  $ 26.21  $ 28.76  $ 25.47
Net investment income
(b)
.............................. 0 .42  0 .35  0 .33  0 .36  0 .12
Net realized and unrealized gain (loss)
(c)
....................
( 6 .43 ) 12.95  1 .10  ( 2 .58 ) 3 .23
Net increase (decrease) from investment operations .............
( 6 .01 ) 13.30  1 .43  ( 2 .22 ) 3 .35
Distributions from net investment income
(d)
.................... ( 0 .40 ) ( 0 .38 ) ( 0 .30 ) ( 0 .33 ) ( 0 .06 )
Net asset value, end of period ...........................
$ 33.85  $ 40.26  $ 27.34  $ 26.21  $ 28.76
Total Return
(e)
– – – – –
Based on net asset value ...............................
(15.03) % 48.95% 5 .57% ( 7 .69 ) % 13.16%
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
(h)
Net investment income .................................
1 .15% 0 .96% 1 .32% 1 .35% 1 .17%
(h)
Supplemental Data
Net assets, end of period (000) ...........................
$ 1,479,097  $ 1,099,038  $ 366,339  $ 57,664  $ 11,506
Portfolio turnover rate
(i)
.................................
37% 33% 50% 34% 15%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not Annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Period From
05/07/19
(a)
to 08/31/19
Net asset value, beginning of period ......................................
$ 79.65  $ 60.55  $ 50.77  $ 49.23
Net investment income
(b)
.............................................. 1 .00  0 .94  0 .94  0 .32
Net realized and unrealized gain (loss)
(c)
....................................
(11.48) 19.08  9 .75  1 .34
Net increase (decrease) from investment operations .............................
(10.48) 20.02  10.69  1 .66
Distributions from net investment income
(d)
.................................... ( 0 .97 ) ( 0 .92 ) ( 0 .91 ) ( 0 .12 )
Net asset value, end of period ...........................................
$ 68.20  $ 79.65  $ 60.55  $ 50.77
Total Return
(e)
– – – –
Based on net asset value ...............................................
(13.29) % 33.44% 21.45% 3 .38%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .10% 0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ..........................................
0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................................
1 .32% 1 .38% 1 .77% 2 .00%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 3,116,650  $ 4,077,962  $ 2,564,228  $ 1,579,065
Portfolio turnover rate
(i)
.................................................
10% 12% 9% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not Annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-
Aligned Climate
MSCI USA ETF
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period ......................................................................................
$ 50.43
Net investment income
(b)
.............................................................................................. 0 .32
Net realized and unrealized loss
(c)
........................................................................................
( 7 .08 )
Net decrease from investment operations ....................................................................................
( 6 .76 )
Distributions from net investment income
(d)
.................................................................................... ( 0 .17 )
Net asset value, end of period ...........................................................................................
$ 43.50
Total Return
(e)
–
Based on net asset value ...............................................................................................
(13.42) %
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .11%
(h)
Total expenses after fees waived ..........................................................................................
0 .10%
(h)
Net investment income .................................................................................................
1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 756,882
Portfolio turnover rate
(i)
.................................................................................................
6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not Annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA
(a)
......................................................................................... Non-diversified
(a)
The Fund commenced operations on February 8, 2022.

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
( continued)

Notes to Financial Statements
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG Aware MSCI USA
BMO Capital Markets Corp. ......................................... $ 385,807 $ (385,807) $ — $ —
Citigroup Global Markets, Inc. ........................................ 111,008,536 (111,008,536) — —
Credit Suisse Securities (USA) LLC .................................... 150,936 (150,936) — —
HSBC Bank PLC ................................................ 16,008,733 (16,008,733) — —
J.P. Morgan Securities LLC ......................................... 19,417,819 (19,417,819) — —
Jefferies LLC ................................................... 567,138 (567,138) — —
Scotia Capital (USA), Inc. .......................................... 795,244 (795,244) — —
SG Americas Securities LLC ........................................ 19,978,482 (19,978,482) — —
State Street Bank & Trust Co. ........................................ 128,981 (128,981) — —
UBS AG ...................................................... 7,383,892 (7,383,892) — —
UBS Securities LLC .............................................. 1,653,400 (1,653,400) — —
Virtu Americas LLC ............................................... 631,338 (631,338) — —
Wells Fargo Bank N.A. ............................................ 153,925 (153,925) — —
$ 178,264,231 $ (178,264,231)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 1,014,719 (1,014,719) — —
BofA Securities, Inc. .............................................. 9,080,007 (9,080,007) — —
Citadel Clearing LLC .............................................. 1,036,242 (1,019,505) — 16,737
(b)
Citigroup Global Markets, Inc. ........................................ 8,240,925 (8,240,925) — —
HSBC Bank PLC ................................................ 3,950,404 (3,919,391) — 31,013
(b)
ING Financial Markets LLC ......................................... 189,183 (189,183) — —
J.P. Morgan Securities LLC ......................................... 18,711,226 (18,711,226) — —
Jefferies LLC ................................................... 6,994,233 (6,994,233) — —
Morgan Stanley ................................................. 11,105,285 (11,105,285) — —
National Financial Services LLC ...................................... 2,202,860 (2,202,860) — —
Scotia Capital (USA), Inc. .......................................... 1,842,486 (1,842,486) — —
State Street Bank & Trust Co. ........................................ 7,991,794 (7,991,794) — —
Toronto Dominion Bank ............................................ 219,856 (219,856) — —
UBS AG ...................................................... 7,034,467 (7,034,467) — —
UBS Securities LLC .............................................. 3,127,047 (3,127,047) — —
Virtu Americas LLC ............................................... 468,708 (468,708) — —
$ 83,209,442 $ (83,161,692)
$ —
$ 47,750
a
ESG MSCI USA Leaders
BNP Paribas SA ................................................. 16,772,427 (16,772,427) — —
Citigroup Global Markets, Inc. ........................................ 2,697,059 (2,697,059) — —
Goldman Sachs & Co. LLC ......................................... 1,713,477 (1,713,477) — —
HSBC Bank PLC ................................................ 88,618 (88,618) — —
J.P. Morgan Securities LLC ......................................... 2,621,201 (2,621,201) — —
Jefferies LLC ................................................... 2,326 (2,326) — —
Morgan Stanley ................................................. 12,533,408 (12,533,408) — —
Toronto Dominion Bank ............................................ 30,093 (30,093) — —
UBS AG ...................................................... 2,520,390 (2,520,390) — —
UBS Securities LLC .............................................. 200,457 (200,457) — —
Wells Fargo Bank N.A. ............................................ 272,928 (272,928) — —
$ 39,452,384 $ (39,452,384)
$ —
$ —
a

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective March 31, 2022, for its investment advisory services to the iShares Paris-Aligned Climate MSCI USA ETF, BFA is entitled to an annual investment advisory fee of
0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 31, 2022, BFA was entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: The total of the investment advisory fees and any fund other expenses are a fund’s total annual operating expenses. For the iShares Paris-Aligned
Climate MSCI USA ETF, BFA had contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2023. The contractual waiver was discontinued on March 31, 2022.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Paris-Aligned Climate MSCI USA
Barclays Capital, Inc. ............................................. $ 200,113 $ (200,113) $ — $ —
Goldman Sachs & Co. LLC ......................................... 421,971 (421,971) — —
J.P. Morgan Securities LLC ......................................... 738,924 (738,924) — —
Jefferies LLC ................................................... 329,933 (329,933) — —
Scotia Capital (USA), Inc. .......................................... 300,023 (300,023) — —
State Street Bank & Trust Co. ........................................ 182,707 (178,492) — 4,215
(b)
UBS Securities LLC .............................................. 31,683 (31,683) — —
Virtu Americas LLC ............................................... 909,952 (909,952) — —
$ 3,115,306 $ (3,111,091)
$ —
$ 4,215
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10

Notes to Financial Statements
( continued)

Notes to Financial Statements
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2022, each Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70%
of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts Waived
Paris-Aligned Climate MSCI USA ....................................................................................................................................... $ 34,364
iShares ETF Fees Paid to BTC
ESG Aware MSCI USA ................................................................................................ $ 212,715
ESG Aware MSCI USA Small-Cap ........................................................................................ 210,861
ESG MSCI USA Leaders ............................................................................................... 19,438
Paris-Aligned Climate MSCI USA ......................................................................................... 8,204
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 1,397,278,647  $ 1,586,361,636  $ (214,235,007)
ESG Aware MSCI USA Small-Cap .................................................... 84,509,971  132,629,816  12,424,042
ESG MSCI USA Leaders ........................................................... 88,186,394  72,206,439  (7,836,740)
Paris-Aligned Climate MSCI USA ..................................................... 12,185,606  13,651,322  (2,002,689)

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 5,177,640,546  $ 5,159,570,457
ESG Aware MSCI USA Small-Cap ...................................................................... 524,605,809  511,543,170
ESG MSCI USA Leaders ............................................................................. 373,750,455  375,570,793
Paris-Aligned Climate MSCI USA ....................................................................... 36,728,180  33,530,681
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 7,616,917,177  $ 3,753,162,485
ESG Aware MSCI USA Small-Cap ...................................................................... 735,041,144  119,471,861
ESG MSCI USA Leaders ............................................................................. 607,292,381  1,035,076,078
Paris-Aligned Climate MSCI USA ....................................................................... 826,813,243  —
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware MSCI USA .............................................................................. $ 1,178,373,635  $ (1,178,373,635)
ESG Aware MSCI USA Small-Cap ...................................................................... 37,890,758  (37,890,758)
ESG MSCI USA Leaders ............................................................................. 403,895,254  (403,895,254)
iShares ETF
Year Ended
08/31/22
Year Ended
08/31/21
ESG Aware MSCI USA
Ordinary income .......................................................................................... $ 290,135,112  $ 167,851,349
ESG Aware MSCI USA Small-Cap
Ordinary income .......................................................................................... $ 14,247,210  $ 6,491,221
ESG MSCI USA Leaders
Ordinary income .......................................................................................... $ 48,112,074  $ 41,279,956
Paris-Aligned Climate MSCI USA
(a)
Ordinary income .......................................................................................... $ 2,179,447  $ —
(a)
The Fund commenced operations on February 8, 2022.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of August 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
For the year ended August 31, 2022, the Fund listed below utilized the following amount of its respective capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Aware MSCI USA .........................................
$ 69,385,428  $ (1,004,082,875) $ 144,264,954  $ (790,432,493)
ESG Aware MSCI USA Small-Cap .................................
4,532,198  (65,584,944) (66,414,472) (127,467,218)
ESG MSCI USA Leaders ........................................
9,604,412  (38,766,242) 283,784,062  254,622,232
Paris-Aligned Climate MSCI USA ..................................
2,251,348  (3,737,069) (71,434,023) (72,919,744)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the characterization of corporate actions.
iShares ETF Utilized
ESG MSCI USA Leaders ............................................................................................... $ 2,071,255
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 22,232,536,663  $ 1,845,468,437  $ (1,701,203,483) $ 144,264,954
ESG Aware MSCI USA Small-Cap .................................. 1,630,711,632  119,934,176  (186,348,648) (66,414,472)
ESG MSCI USA Leaders ......................................... 2,869,440,326  430,342,235  (146,558,173) 283,784,062
Paris-Aligned Climate MSCI USA ................................... 830,715,327  14,295,161  (85,729,184) (71,434,023)

Notes to Financial Statements
(continued)

2022
iShares Annual Report to Shareholders
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/22
Year Ended
08/31/21
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI USA
Shares sold ............................................... 76,150,000  $ 7,652,118,218  141,600,000  $ 12,751,408,984
Shares redeemed ........................................... (39,000,000) (3,786,520,878) (39,650,000) (3,618,060,648)
37,150,000  $ 3,865,597,340  101,950,000  $ 9,133,348,336
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 19,800,000  $ 755,585,893  18,850,000  $ 703,868,475
Shares redeemed ........................................... (3,400,000) (123,785,470) (4,950,000) (175,001,921)
16,400,000  $ 631,800,423  13,900,000  $ 528,866,554

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Year Ended
08/31/22
Year Ended
08/31/21
iShares ETF Shares  Amount  Shares  Amount
ESG MSCI USA Leaders
Shares sold ............................................... 7,950,000  $ 610,710,681  13,950,000  $ 981,902,059
Shares redeemed ........................................... (13,450,000) (1,041,434,276) (5,100,000) (356,812,397)
(5,500,000) $ (430,723,595) 8,850,000  $ 625,089,662
Paris-Aligned Climate MSCI USA
(a)
Shares sold ............................................... 17,400,000  $ 829,801,401  —  $ —
Shares redeemed ........................................... —  —  —  —
17,400,000  $ 829,801,401  —  $ —
(a)
The Fund commenced operations on February 8, 2022.

Report of Independent Registered Public Accounting Firm

2022
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares ESG Aware MSCI USA ETF
(1)
    iShares ESG Aware MSCI USA Small-Cap ETF
(1)
    iShares ESG MSCI USA Leaders ETF
(1)
    iShares Paris-Aligned Climate MSCI USA ETF
(2)
(1)
Statements of operations for the year ended August 31, 2022 and statements of changes in net assets for each of the two years in the period ended August 31, 2022.
(2)
Statement of operations and statement of changes in net assets for the period February 8, 2022 (commencement of operations) to August 31, 2022.

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2022:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Aware MSCI USA ................................................................................................. $ 326,057,708
ESG Aware MSCI USA Small-Cap ......................................................................................... 14,643,042
ESG MSCI USA Leaders ................................................................................................ 50,194,636
Paris-Aligned Climate MSCI USA .......................................................................................... 3,805,458
iShares ETF
Qualified Business
Income
ESG Aware MSCI USA ................................................................................................. $ 3,405,717
ESG Aware MSCI USA Small-Cap ......................................................................................... 515,914
ESG MSCI USA Leaders ................................................................................................ 629,040
iShares ETF
Dividends-Received
Deduction
ESG Aware MSCI USA ................................................................................................. 100.00%
ESG Aware MSCI USA Small-Cap ......................................................................................... 85.02
ESG MSCI USA Leaders ................................................................................................ 98.48
Paris-Aligned Climate MSCI USA .......................................................................................... 81.75

Board Review and Approval of Investment Advisory Contract

2022
iShares Annual Report to Shareholders
iShares ESG Aware MSCI USA ETF, iShares ESG MSCI USA Leaders ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Annual Report to Shareholders
provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment
Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board
Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory
Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by
BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the
Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Annual Report to Shareholders
The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.
Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-
end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted
that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
August 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA
(the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.
The Company has registered the iShares ESG MSCI USA Leaders ETF to be marketed to EU investors in the Netherlands, Finland, and Sweden.
The Company has registered the iShares Paris-Aligned Climate MSCI USA ETF to be marketed to EU investors in the Finland and Sweden.
Report on Remuneration
The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the iShares ESG MSCI USA Leaders ETF.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the iShares ESG
MSCI USA Leaders ETF is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units.  Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware MSCI USA ............... $ 1.225117  $ —  $ —  $ 1.225117  100% — % — % 100%
ESG Aware MSCI USA Small-Cap ....... 0.401763  —  —  0.401763  100 — — 100
ESG MSCI USA Leaders .............. 0.972880  —  —  0.972880  100 — — 100

Supplemental Information
(unaudited) (continued)

2022
iShares Annual Report to Shareholders
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the iShares
ESG MSCI USA Leaders ETF according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of total & aggregate remuneration awarded by the Company to its staff which has been attributed to the following fund in respect of the Company’s financial year ending December 31, 2021 were as follows:
The December 31, 2021 remuneration data is not applicable to the iShares Paris-Aligned Climate MSCI USA ETF which commenced operations on February 8, 2022.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares ESG MSCI USA Leaders ETF and the iShares Paris-Aligned Climate MSCI USA ETF (the “Funds”) are registered under the Alternative Investment Fund
Managers Directive to be marketed to EU investors as noted above. As a result, each Fund is subject to the EU Sustainable Finance Disclosure Regulation (“SFDR”), which incorporates disclosures prescribed by the EU’s taxonomy for environmentally sustainable (“Taxonomy Regulation”). The iShares ESG MSCI USA Leaders ETF is categorized under the SFDR as an “Article 8” fund – i.e., a fund that promotes environmental or social characteristics. The iShares Paris-Aligned Climate MSCI USA ETF is categorized under the SFDR as an “Article 9” fund – i.e., a fund that has sustainable investment as its objective. Further detail about each Fund’s Article 8 and Article 9 status, respectively, for the period under review is included below.
The Taxonomy Regulation establishes a framework for defining “technical screening criteria” (“TSC”) which set out the conditions that an economic activity has to meet in order to qualify as environmentally sustainable. The TSC for two of the Taxonomy Regulation environmental objectives, climate change mitigation and climate change adaptation, came into effect on January 1, 2022, while the TSC for the other four objectives are not yet in force. The assessment of investments against the TSC requires the availability of multiple, specific data points. During the reporting period, there was insufficient reliable, timely and verifiable data available for BlackRock to be able to assess each Fund’s investments using the TSC; therefore, BlackRock cannot state that more than zero percent of each Fund’s investments are aligned with the environmental objectives set out in the Taxonomy Regulation.
BlackRock is keeping this situation under active review and where, in its discretion, it has assessed that it has sufficient reliable, timely and verifiable data to evaluate each Fund’s investments against the TSC, BlackRock will update each Fund’s prospectus with the descriptions referred to above. For further information, please refer to
BlackRock’s corporate website.
iShares ESG MSCI USA Leaders ETF
For the fiscal year ended August 31, 2022, certain environmental and social characteristics were promoted by the Fund through its investments in a portfolio that is primarily made up of component securities of the Fund’s underlying index. The underlying index applies exclusionary screens based on certain environmental- and social-related characteristics and ratings. In addition, only securities of companies with an MSCI ESG Rating of “BB” or higher and an MSCI ESG Controversies Score of three or higher, both as determined by the index provider, are eligible for inclusion in the underlying index. Please refer to the Fund’s prospectus for additional information regarding the
Fund’s investment strategy and the methodology of the underlying index. BFA or its affiliates carry out due diligence on index providers and engage with them on an ongoing basis with regard to index methodologies, including their assessment of good governance criteria set out by SFDR.
iShares Paris-Aligned Climate MSCI USA ETF
For the fiscal year ended August 31, 2022, the Fund’s sustainable investment objective was met through the Fund’s investments in a portfolio that is primarily made up of securities of the underlying index. BFA or its affiliates carry out due diligence on index providers and engage with them on an ongoing basis regarding index methodologies, including their assessment of good governance criteria set out in the SFDR and whether index constituents do no significant harm to environmental or social factors.
The table below shows the alignment of the Fund’s investments with regard to the components of the Fund’s underlying index and the parent index of the underlying index (as defined in the Fund’s prospectus) as of August 31, 2022. The underlying index is a subset of equity securities of companies included in the parent index, which are selected and weighted in accordance with the underlying index methodology so that, in aggregate, the portfolio is compatible with the objectives of the Paris Agreement by following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low carbon economy. The underlying index aims to meet or exceed the minimum requirements for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low
Carbon Benchmark Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below
2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre-industrial levels. Further details on the index provider's methodology are set out in the Fund’s prospectus.
iShares ETF
Total
Remuneration
Fixed
Remuneration
Variable
Remuneration
No. of
Beneficiaries
Senior
Management
Remuneration
Risk Taker
Remuneration
ESG MSCI USA Leaders ...................
$ 383,760  $ 179,433  $ 204,327  661  $ 46,973  $ 4,855
% of Total Assets
As of August 31, 2022 Underlying Index Parent Index
Alignment of Fund’s investments as a % of total assets .......................................................... 99.85% 62.00%

Trustee and Officer Information
(unaudited)

Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 378 funds as of August 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(65)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(52)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (67)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (73)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Trustee and Officer Information
(unaudited) (continued)

2022
iShares Annual Report to Shareholders
Officers
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (63)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
John E.
Martinez (61)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (58)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (55)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (42)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Trustees (
continued
)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2022
iShares Annual Report to Shareholders
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares

iS-AR-822-0822
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2022
iShares Trust
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ
2022 Annual Report

Dear Shareholder,
The 12-month reporting period as of August 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth.
Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(8.84%) (11.23%)
U.S. small cap equities
(Russell 2000
®
Index)
(9.31) (17.88)
International equities (MSCI
Europe, Australasia, Far East
Index)
(13.97) (19.80)
Emerging market equities
(MSCI Emerging Markets
Index)
(13.30) (21.80)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.36 0.39
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(9.71) (13.27)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(7.76) (11.52)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(5.72) (8.63)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(7.78) (10.61)
2
This Page is not Part of Your Fund Report

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 26

Market Overview
4
2022
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended August 31, 2022 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -13.28%. Significant challenges emerged during the reporting period, including high inflation, rising interest rates, slower economic growth, and the impacts of
Russia’s invasion of Ukraine. Investors’ expectations that interest rates are likely to continue to rise in the near-term fueled pessimism about the economic outlook. These factors drove stock prices sharply lower, leading to negative performance for the reporting period.
The U.S. economy grew briskly over the final half of 2021, powered primarily by consumer spending. Record-high personal savings rates allowed consumers to spend at an elevated level, releasing pent-up demand for goods and services. Growth subsequently stalled in the first half of 2022, and the economy contracted amid lower inventories and faltering business investment. Despite the economic downturn, economic indicators were mixed, showing evidence of a slowdown in some areas while others remained positive. Hiring continued to increase as businesses restored capacity, and unemployment declined substantially, falling to 3.7% in August 2022 while the number of long-
term unemployed dropped below the pre-pandemic level. Although high inflation negatively impacted consumer sentiment, which declined significantly, consumer spending continued to grow.
However, the rapid increase in consumer spending drove a significant rise in inflation. Supply chains for many goods were disrupted by the pandemic and were unable to adapt quickly to the rapid rebound and shifting composition of demand. Oil prices also rose as demand increased and a lack of investment constrained the supply of oil. The strong job market led to higher wages, particularly for lower-wage jobs. These factors drove prices higher in many areas of the economy.
Rising inflation led to a significant shift in policy from the U.S. Federal Reserve (“the Fed”). As the reporting period began, the Fed was still using accommodative monetary policy to stimulate the economy. Short-term interest rates were kept at near-zero levels, and the Fed used bond-buying programs to stabilize debt markets. However, rising prices led the Fed to tighten monetary policy during the reporting period in an attempt to prevent runaway inflation. The Fed slowed and then ended its bond-buying activities, finally reversing course as it began to reduce its balance sheet in June 2022. In that environment, the U.S. dollar rose relative to most foreign currencies.
In March 2022, the Fed began to raise short-term interest rates, followed by three more increases for a total of 225 basis points (or 2.25%), the most rapid increase in decades. Interest rates rose significantly in response, leading to higher borrowing costs for businesses. Late in the reporting period, the Fed indicated that its continued efforts to counter inflation were likely to negatively affect the broader economy. The impact of higher inflation and interest rates on equities varied substantially. Growth stocks, which derive much of their value from expectations of future growth, declined significantly more than value stocks.
Russia’s invasion of Ukraine in late February 2022 led to considerable disruptions to the global economy and increased uncertainty in financial markets, exacerbating inflation and impacting U.S. businesses with operations in Russia. The invasion was met with widespread condemnation, and many countries imposed sanctions on the Russian state, businesses, and individuals. As Russia is a top producer of both oil and natural gas, global supply concerns led to sharp volatility in U.S. energy markets.

iShares
®
ESG Advanced MSCI USA ETF
5
Fund Summary
Fund Summary
as of August 31, 2022
Investment Objective
The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.
The performance for the Index shown is calculated with gross dividends reinvested since inception.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (17.95) % 10.29% (17.95) % 24.18%
Fund Market ...........................................................
(18.22) 10.15 – % (18.22) 23.83
Index ................................................................ (17.88) 10.48  (17.88) 24.59
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/22)
Ending
Account Value
(08/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 889.60  $ 0.48  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2022 (continued)
iShares
®
ESG Advanced MSCI USA ETF
6
2022
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. The COVID-19 pandemic served as a motivating factor for many businesses to reexamine their ESG policies, while fund flows reached a record level in 2021. However, net inflows to ESG-focused investments slowed in 2022 as markets faced broad-based headwinds. The overall rise in ESG investing in recent years has also led to increased regulation and investor scrutiny. A rule proposed by the U.S. Department of Labor (“DOL”) in October 2021 would expand the ability of retirement plan sponsors to offer ESG products. In March 2022, the U.S.
Security and Exchange Commission (“SEC”) also proposed a rule to require climate-related disclosures from public companies. However, focus on ESG-related policies continue to broadly support interest in sustainable investing.
With a negative global macro backdrop, the Index, which includes the stocks of U.S. companies, declined significantly for the reporting period. The information technology sector was the largest detractor from the Index’s return, as the software industry faced significant challenges. Lingering supply chain issues in China and the wider economic downturn weighed on a large software maker. Slowing growth amid a shift back to more in-person office work also pressured the industry. The consumer discretionary sector also declined, driven primarily by weakness in the retail industry. Stiff competition from a recent entrant to the Latin American market and rising costs domestically weighed on retailers.
In terms of relative performance, the Index significantly underperformed the broader market, as represented by the MSCI USA Index. Relative to the broader market, the
ESG security selection process leads to overweights in stocks with higher ESG ratings and underweights in stocks with lower ESG characteristics. For example, significant overweights to the information technology sector detracted from performance, while an underweight to communication services was additive.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 41.4%
Health Care ................................... 12.7
Financials ..................................... 11.5
Consumer Discretionary ........................... 9.0
Industrials ..................................... 8.0
Consumer Staples ............................... 5.7
Real Estate .................................... 4.9
Materials ..................................... 3.7
Communication Services ........................... 2.9
Utilities ....................................... 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 11.8%
NVIDIA Corp. .................................. 2.4
Visa, Inc., Class A ............................... 2.1
Home Depot, Inc. (The) ........................... 1.9
Mastercard , Inc., Class A ........................... 1.8
Coca-Cola Co. (The) ............................. 1.6
Eli Lilly & Co. .................................. 1.5
PepsiCo, Inc. .................................. 1.5
Thermo Fisher Scientific, Inc. ........................ 1.4
Broadcom, Inc. ................................. 1.3
aaa aa

About Fund Performance
7
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
August 31, 2022
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
8
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.2%
HEICO Corp. ............................ 1,630 $ 248,249
HEICO Corp., Class A ....................... 2,742 336,114
Howmet Aerospace, Inc. ..................... 14,069 498,465
1,082,828
a
Air Freight & Logistics  — 0.2%
CH Robinson Worldwide, Inc. ................. 4,761 543,468
Expeditors International of Washington, Inc. ........ 6,275 645,635
1,189,103
a
Auto Components  — 0.3%
Aptiv PLC
(a)
.............................. 10,134 946,820
BorgWarner, Inc. .......................... 8,962 337,867
Lear Corp. .............................. 2,236 309,999
1,594,686
a
Automobiles  — 0.1%
Lucid Group, Inc.
(a)(b)
........................ 15,510 237,924
Rivian Automotive, Inc., Class A
(a)
............... 11,689 382,347
620,271
a
Banks  — 2.1%
Citizens Financial Group, Inc. ................. 18,533 679,790
First Republic Bank ........................ 6,720 1,020,298
Huntington Bancshares, Inc. .................. 53,834 721,376
KeyCorp ................................ 34,880 617,027
PNC Financial Services Group, Inc. (The) ......... 15,470 2,444,260
Regions Financial Corp. ..................... 34,956 757,497
SVB Financial Group
(a)
...................... 2,201 894,751
Truist Financial Corp. ....................... 49,803 2,332,772
U.S. Bancorp ............................ 52,797 2,408,071
Webster Financial Corp. ..................... 6,662 313,447
12,189,289
a
Beverages  — 3.3%
Coca-Cola Co. (The) ....................... 154,049 9,506,364
Keurig Dr Pepper, Inc. ...................... 29,184 1,112,494
PepsiCo, Inc. ............................ 51,721 8,909,977
19,528,835
a
Biotechnology  — 2.5%
Alnylam Pharmaceuticals, Inc.
(a)
................ 4,519 933,942
Amgen, Inc. ............................. 19,982 4,801,675
Biogen, Inc.
(a)
............................ 5,478 1,070,292
BioMarin Pharmaceutical, Inc.
(a)
................ 6,920 617,264
Exact Sciences Corp.
(a)
...................... 6,526 231,999
Horizon Therapeutics PLC
(a)
.................. 8,169 483,686
Incyte Corp.
(a)
............................ 7,043 496,038
Neurocrine Biosciences, Inc.
(a)
................. 3,575 374,052
Regeneron Pharmaceuticals, Inc.
(a)
.............. 4,041 2,348,063
Seagen, Inc.
(a)
............................ 5,164 796,754
Vertex Pharmaceuticals, Inc.
(a)
................. 9,567 2,695,598
14,849,363
a
Building Products  — 0.9%
A O Smith Corp. .......................... 4,864 274,573
Allegion PLC ............................. 3,284 312,308
Carlisle Companies, Inc. ..................... 1,934 571,806
Carrier Global Corp. ........................ 31,730 1,241,278
Fortune Brands Home & Security, Inc. ............ 4,893 300,577
Lennox International, Inc. .................... 1,209 290,305
Masco Corp. ............................. 8,826 448,979
Owens Corning ........................... 3,631 296,762
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC ..................... 8,748 $ 1,347,804
5,084,392
a
Capital Markets  — 4.9%
Ameriprise Financial, Inc. .................... 4,111 1,101,789
Bank of New York Mellon Corp. (The) ............ 28,706 1,192,160
Carlyle Group, Inc. (The) ..................... 7,531 244,983
Cboe Global Markets, Inc. .................... 3,972 468,577
Charles Schwab Corp. (The) .................. 54,375 3,857,906
CME Group, Inc., Class A .................... 13,444 2,629,781
Coinbase Global, Inc., Class A
(a)
................ 4,510 301,268
FactSet Research Systems, Inc. ................ 1,418 614,476
Franklin Resources, Inc. ..................... 11,220 292,505
Intercontinental Exchange, Inc. ................ 20,883 2,106,051
Invesco Ltd. ............................. 12,766 210,256
LPL Financial Holdings, Inc. ................... 2,991 661,998
MarketAxess Holdings, Inc. ................... 1,412 351,009
Moody's Corp. ............................ 6,211 1,767,154
Morgan Stanley ........................... 49,076 4,182,257
Nasdaq, Inc. ............................. 12,936 770,080
Northern Trust Corp. ........................ 7,405 704,142
Raymond James Financial, Inc. ................ 7,272 758,979
S&P Global, Inc. .......................... 12,984 4,572,705
State Street Corp. ......................... 13,732 938,582
T Rowe Price Group, Inc. .................... 8,502 1,020,240
28,746,898
a
Chemicals  — 2.7%
Air Products and Chemicals, Inc. ............... 8,296 2,094,325
Albemarle Corp. .......................... 4,381 1,173,933
CF Industries Holdings, Inc. ................... 7,803 807,298
Ecolab, Inc. ............................. 9,617 1,575,553
FMC Corp. .............................. 4,711 509,165
International Flavors & Fragrances, Inc. ........... 9,533 1,053,206
Linde PLC .............................. 18,805 5,319,182
PPG Industries, Inc. ........................ 8,833 1,121,614
Sherwin-Williams Co. (The) ................... 9,244 2,145,533
15,799,809
a
Commercial Services & Supplies  — 1.3%
Cintas Corp. ............................. 3,445 1,401,564
Copart, Inc.
(a)
............................ 8,001 957,320
Republic Services, Inc. ...................... 8,271 1,180,437
Rollins, Inc. .............................. 8,289 279,837
Waste Connections, Inc. ..................... 9,620 1,338,911
Waste Management, Inc. ..................... 15,530 2,625,036
7,783,105
a
Communications Equipment  — 1.7%
Arista Networks, Inc.
(a)
...................... 9,225 1,105,893
Cisco Systems, Inc. ........................ 154,898 6,927,038
F5, Inc.
(a)
............................... 2,262 355,270
Juniper Networks, Inc. ...................... 12,086 343,484
Motorola Solutions, Inc. ..................... 6,258 1,523,260
10,254,945
a
Construction & Engineering  — 0.1%
Quanta Services, Inc.
(b)
...................... 5,376 759,629
a
Construction Materials  — 0.3%
Martin Marietta Materials, Inc. ................. 2,333 811,207
Vulcan Materials Co. ....................... 4,971 827,622
1,638,829
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Consumer Finance  — 1.0%
Ally Financial, Inc. ......................... 12,084 $ 401,189
American Express Co. ...................... 23,944 3,639,488
Discover Financial Services ................... 10,510 1,056,150
Synchrony Financial ........................ 18,759 614,357
5,711,184
a
Containers & Packaging  — 0.4%
Avery Dennison Corp. ....................... 3,057 561,326
Ball Corp. ............................... 11,962 667,599
International Paper Co. ...................... 13,171 548,177
Sealed Air Corp. .......................... 5,464 294,018
Westrock Co. ............................ 9,533 386,945
2,458,065
a
Distributors  — 0.3%
Genuine Parts Co. ......................... 5,297 826,385
LKQ Corp. .............................. 10,051 534,914
Pool Corp. .............................. 1,497 507,768
1,869,067
a
Diversified Telecommunication Services  — 1.2%
Lumen Technologies, Inc. .................... 34,778 346,389
Verizon Communications, Inc. ................. 157,093 6,568,058
6,914,447
a
Electrical Equipment  — 0.7%
Eaton Corp. PLC .......................... 14,925 2,039,352
Generac Holdings, Inc.
(a)
..................... 2,388 526,339
Plug Power, Inc.
(a)(b)
........................ 19,462 545,714
Rockwell Automation, Inc. .................... 4,349 1,030,452
Sensata Technologies Holding PLC ............. 5,870 236,444
4,378,301
a
Electronic Equipment, Instruments & Components  — 1.4%
Amphenol Corp., Class A .................... 22,337 1,642,439
Arrow Electronics, Inc.
(a)
..................... 2,507 262,759
CDW Corp. .............................. 5,054 862,718
Cognex Corp. ............................ 6,499 273,673
Corning, Inc. ............................. 30,014 1,030,080
Keysight Technologies, Inc.
(a)
.................. 6,807 1,115,599
TE Connectivity Ltd. ........................ 12,051 1,520,957
Teledyne Technologies, Inc.
(a)
.................. 1,752 645,367
Trimble, Inc.
(a)
............................ 9,357 591,830
Zebra Technologies Corp., Class A
(a)
............. 1,964 592,421
8,537,843
a
Entertainment  — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)
....... 19,332 176,308
Electronic Arts, Inc. ........................ 10,470 1,328,329
Warner Bros Discovery, Inc.
(a)
................. 86,240 1,141,817
2,646,454
a
Equity Real Estate Investment Trusts (REITs)  — 4.7%
Alexandria Real Estate Equities, Inc. ............. 5,800 889,720
American Tower Corp. ...................... 17,068 4,336,125
AvalonBay Communities, Inc. ................. 5,230 1,050,759
Boston Properties, Inc. ...................... 5,569 442,346
Camden Property Trust ...................... 3,775 485,125
Crown Castle, Inc. ......................... 16,198 2,767,104
Digital Realty Trust, Inc. ..................... 10,649 1,316,536
Duke Realty Corp. ......................... 14,381 846,322
Equinix, Inc. ............................. 3,405 2,238,345
Equity Residential ......................... 13,363 977,904
Healthpeak Properties, Inc. ................... 20,183 529,804
Host Hotels & Resorts, Inc. ................... 26,737 475,117
Iron Mountain, Inc. ......................... 10,869 571,818
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. ........................ 23,117 $ 487,306
Prologis, Inc. ............................. 27,691 3,447,806
Realty Income Corp. ........................ 22,504 1,536,573
Regency Centers Corp. ..................... 5,803 353,055
SBA Communications Corp., Class A ............. 4,033 1,311,733
Ventas, Inc. ............................. 14,951 715,555
VICI Properties, Inc. ........................ 36,022 1,188,366
Welltower, Inc. ............................ 16,981 1,301,594
WP Carey, Inc. ........................... 7,215 606,277
27,875,290
a
Food & Staples Retailing  — 0.2%
Walgreens Boots Alliance, Inc. ................. 27,464 962,888
a
Food Products  — 1.0%
Campbell Soup Co. ........................ 7,900 398,002
Conagra Brands, Inc. ....................... 17,950 617,121
General Mills, Inc. ......................... 22,526 1,729,997
Hormel Foods Corp. ........................ 11,212 563,739
JM Smucker Co. (The) ...................... 4,057 567,940
Kraft Heinz Co. (The) ....................... 27,470 1,027,378
McCormick & Co., Inc., NVS .................. 9,360 786,895
5,691,072
a
Health Care Equipment & Supplies  — 1.7%
ABIOMED, Inc.
(a)
.......................... 1,704 441,813
Align Technology, Inc.
(a)
...................... 2,800 682,360
Cooper Companies, Inc. (The) ................. 1,844 530,039
Dentsply Sirona, Inc. ....................... 8,059 264,094
Dexcom, Inc.
(a)
........................... 14,682 1,207,007
Edwards Lifesciences Corp.
(a)
................. 23,257 2,095,456
Hologic, Inc.
(a)
............................ 9,328 630,200
IDEXX Laboratories, Inc.
(a)
.................... 3,142 1,092,222
Insulet Corp.
(a)
............................ 2,594 662,689
Novocure Ltd.
(a)
........................... 3,521 289,180
ResMed, Inc. ............................ 5,472 1,203,402
STERIS PLC ............................. 3,745 754,168
Teleflex, Inc. ............................. 1,754 396,860
10,249,490
a
Health Care Providers & Services  — 2.2%
Centene Corp.
(a)(b)
......................... 21,878 1,963,332
DaVita, Inc.
(a)
............................. 2,123 181,071
Elevance Health, Inc. ....................... 9,019 4,375,207
HCA Healthcare, Inc. ....................... 8,842 1,749,567
Henry Schein, Inc.
(a)
........................ 5,164 379,089
Humana, Inc. ............................ 4,732 2,279,783
Laboratory Corp. of America Holdings ............ 3,468 781,236
Molina Healthcare, Inc.
(a)
..................... 2,196 740,864
Quest Diagnostics, Inc. ...................... 4,390 550,111
13,000,260
a
Health Care Technology  — 0.0%
Teladoc Health, Inc.
(a)
....................... 6,156 191,205
a
Hotels, Restaurants & Leisure  — 1.7%
Booking Holdings, Inc.
(a)
..................... 1,520 2,851,231
Domino's Pizza, Inc. ........................ 1,348 501,267
Hilton Worldwide Holdings, Inc. ................ 10,411 1,325,945
Starbucks Corp. ........................... 42,901 3,606,687
Vail Resorts, Inc. .......................... 1,517 340,840
Yum! Brands, Inc. ......................... 10,667 1,186,597
9,812,567
a

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2022
iShares Annual Report to Shareholders
Security Shares Value
a
Household Durables  — 0.5%
DR Horton, Inc. ........................... 12,510 $ 890,086
Garmin Ltd. .............................. 5,779 511,384
Newell Brands, Inc. ........................ 14,694 262,288
NVR, Inc.
(a)
.............................. 117 484,387
PulteGroup, Inc. .......................... 8,889 361,427
Whirlpool Corp. ........................... 2,102 329,173
2,838,745
a
Household Products  — 0.9%
Church & Dwight Co., Inc. .................... 9,081 760,171
Clorox Co. (The) .......................... 4,604 664,541
Colgate-Palmolive Co. ...................... 29,777 2,328,859
Kimberly-Clark Corp. ....................... 12,603 1,607,135
5,360,706
a
Insurance  — 3.5%
Aflac, Inc. ............................... 22,891 1,360,183
Allstate Corp. (The) ........................ 10,286 1,239,463
American International Group, Inc. .............. 29,633 1,533,508
Arch Capital Group Ltd.
(a)
.................... 14,052 642,457
Arthur J Gallagher & Co. ..................... 7,858 1,426,777
Assurant, Inc. ............................ 2,027 321,259
Chubb Ltd. .............................. 15,944 3,014,213
Hartford Financial Services Group, Inc. (The) ....... 12,302 791,142
Lincoln National Corp. ...................... 6,110 281,427
Marsh & McLennan Companies, Inc. ............. 18,775 3,029,722
Principal Financial Group, Inc. ................. 9,452 706,631
Progressive Corp. (The) ..................... 21,878 2,683,337
Prudential Financial, Inc. ..................... 14,028 1,343,181
Travelers Companies, Inc. (The) ................ 8,976 1,450,881
Willis Towers Watson PLC .................... 4,171 862,688
20,686,869
a
Interactive Media & Services  — 0.1%
ZoomInfo Technologies, Inc.
(a)(b)
................ 9,808 445,479
a
Internet & Direct Marketing Retail  — 0.6%
DoorDash, Inc., Class A
(a)
.................... 7,203 431,460
eBay, Inc. ............................... 20,942 924,170
Etsy, Inc.
(a)
.............................. 4,755 502,175
MercadoLibre, Inc.
(a)
........................ 1,696 1,450,691
Wayfair, Inc., Class A
(a)
...................... 2,827 149,011
3,457,507
a
IT Services  — 8.0%
Akamai Technologies, Inc.
(a)
................... 5,996 541,319
Automatic Data Processing, Inc. ................ 15,712 3,840,170
Block, Inc., Class A
(a)
....................... 19,407 1,337,336
Broadridge Financial Solutions, Inc. ............. 4,385 750,580
Cognizant Technology Solutions Corp., Class A ...... 19,495 1,231,499
EPAM Systems, Inc.
(a)
....................... 2,138 911,857
Fidelity National Information Services, Inc. ......... 22,847 2,087,530
Fiserv, Inc.
(a)
............................. 22,970 2,324,334
Gartner, Inc.
(a)
............................ 3,013 859,669
GoDaddy, Inc., Class A
(a)
..................... 6,051 458,787
Jack Henry & Associates, Inc. ................. 2,725 523,745
Mastercard, Inc., Class A ..................... 32,485 10,537,159
MongoDB, Inc., Class A
(a)(b)
................... 2,546 822,002
Okta, Inc., Class A
(a)
........................ 5,639 515,405
Paychex, Inc. ............................ 12,154 1,499,074
PayPal Holdings, Inc.
(a)
...................... 41,152 3,845,243
Snowflake, Inc., Class A
(a)
.................... 8,329 1,507,133
Twilio, Inc., Class A
(a)
....................... 6,429 447,330
VeriSign, Inc.
(a)
........................... 3,688 672,027
Visa, Inc., Class A ......................... 61,560 12,232,588
Security Shares Value
a
IT Services (continued)
Western Union Co. (The) .................... 14,440 $ 214,001
47,158,788
a
Leisure Products  — 0.1%
Hasbro, Inc. ............................. 4,955 390,553
a
Life Sciences Tools & Services  — 4.0%
Agilent Technologies, Inc. .................... 11,184 1,434,348
Avantor, Inc.
(a)
............................ 22,830 568,695
Bio-Techne Corp. .......................... 1,468 487,097
Danaher Corp. ........................... 25,837 6,973,665
Illumina, Inc.
(a)
............................ 5,877 1,185,038
IQVIA Holdings, Inc.
(a)
....................... 7,080 1,505,633
Mettler-Toledo International, Inc.
(a)
.............. 848 1,028,166
PerkinElmer, Inc.
(b)
......................... 4,719 637,348
Thermo Fisher Scientific, Inc. .................. 14,643 7,985,121
Waters Corp.
(a)
........................... 2,253 672,746
West Pharmaceutical Services, Inc. ............. 2,771 822,128
23,299,985
a
Machinery  — 3.4%
Caterpillar, Inc. ........................... 19,952 3,685,334
Cummins, Inc. ............................ 5,278 1,136,723
Deere & Co. ............................. 10,861 3,966,980
Dover Corp. ............................. 5,393 673,909
Fortive Corp. ............................. 12,738 806,698
IDEX Corp. .............................. 2,843 572,040
Illinois Tool Works, Inc. ...................... 11,650 2,269,770
Ingersoll Rand, Inc. ........................ 15,184 719,266
Nordson Corp. ............................ 1,936 439,801
Otis Worldwide Corp. ....................... 15,815 1,142,159
PACCAR, Inc. ............................ 13,006 1,138,155
Parker-Hannifin Corp. ....................... 4,802 1,272,530
Pentair PLC ............................. 6,187 275,321
Snap-on, Inc. ............................ 1,997 435,066
Stanley Black & Decker, Inc. .................. 5,647 497,501
Westinghouse Air Brake Technologies Corp. ........ 6,491 568,936
Xylem, Inc. .............................. 6,737 613,741
20,213,930
a
Media  — 1.2%
Cable One, Inc. ........................... 202 229,270
Comcast Corp., Class A ..................... 167,227 6,051,945
Interpublic Group of Companies, Inc. (The) ........ 14,725 406,999
Sirius XM Holdings, Inc.
(b)
.................... 29,356 178,778
6,866,992
a
Metals & Mining  — 0.4%
Cleveland-Cliffs, Inc.
(a)
...................... 19,628 338,976
Newmont Corp. ........................... 29,687 1,227,854
Steel Dynamics, Inc. ........................ 7,058 569,722
2,136,552
a
Mortgage Real Estate Investment  — 0.1%
Annaly Capital Management, Inc. ............... 64,500 416,025
a
Multiline Retail  — 1.0%
Dollar General Corp. ....................... 8,491 2,015,933
Dollar Tree, Inc.
(a)
.......................... 8,400 1,139,712
Target Corp. ............................. 17,345 2,781,097
5,936,742
a
Personal Products  — 0.4%
Estee Lauder Companies, Inc. (The), Class A ....... 8,671 2,205,729
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Pharmaceuticals  — 2.2%
Catalent, Inc.
(a)
........................... 6,369 $ 560,472
Elanco Animal Health, Inc.
(a)
................... 15,961 241,490
Eli Lilly & Co. ............................ 30,211 9,100,460
Jazz Pharmaceuticals PLC
(a)
.................. 2,319 359,955
Zoetis, Inc., Class A ........................ 17,604 2,755,554
13,017,931
a
Professional Services  — 0.4%
Booz Allen Hamilton Holding Corp., Class A ........ 4,945 473,237
Clarivate PLC
(a)
........................... 11,321 132,116
Robert Half International, Inc. .................. 4,134 318,194
TransUnion .............................. 7,197 531,642
Verisk Analytics, Inc. ........................ 5,907 1,105,554
2,560,743
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
.................. 12,227 965,444
a
Road & Rail  — 0.3%
AMERCO ............................... 366 192,395
JB Hunt Transport Services, Inc. ............... 3,136 545,727
Knight-Swift Transportation Holdings, Inc., Class A ... 5,813 293,614
Old Dominion Freight Line, Inc.
(b)
............... 3,604 978,162
2,009,898
a
Semiconductors & Semiconductor Equipment  — 10.1%
Advanced Micro Devices, Inc.
(a)
................ 60,617 5,144,565
Analog Devices, Inc. ........................ 19,444 2,946,349
Applied Materials, Inc. ...................... 32,541 3,061,132
Broadcom, Inc. ........................... 15,105 7,539,057
Enphase Energy, Inc.
(a)
...................... 5,051 1,446,808
Entegris, Inc. ............................. 5,565 528,007
KLA Corp.
(b)
............................. 5,582 1,920,934
Lam Research Corp. ....................... 5,189 2,272,315
Marvell Technology, Inc. ..................... 31,792 1,488,501
Microchip Technology, Inc. .................... 20,742 1,353,415
Micron Technology, Inc. ...................... 41,770 2,361,258
NVIDIA Corp. ............................ 93,666 14,137,946
NXP Semiconductors NV .................... 9,822 1,616,505
ON Semiconductor Corp.
(a)
................... 16,253 1,117,719
Qorvo, Inc.
(a)
............................. 3,966 356,067
QUALCOMM, Inc. ......................... 41,895 5,541,452
Skyworks Solutions, Inc. ..................... 6,020 593,271
SolarEdge Technologies, Inc.
(a)
................. 2,072 571,810
Texas Instruments, Inc. ...................... 34,494 5,698,754
59,695,865
a
Software  — 19.3%
Adobe, Inc.
(a)
............................. 17,674 6,600,178
ANSYS, Inc.
(a)
............................ 3,254 807,968
Autodesk, Inc.
(a)
........................... 8,137 1,641,558
Avalara, Inc.
(a)
............................ 3,286 300,965
Bentley Systems, Inc., Class B ................. 7,158 263,200
Bill.com Holdings, Inc.
(a)
..................... 3,510 568,199
Black Knight, Inc.
(a)
......................... 5,834 385,977
Cadence Design Systems, Inc.
(a)
............... 10,315 1,792,437
Ceridian HCM Holding, Inc.
(a)
.................. 5,139 306,490
Citrix Systems, Inc. ........................ 4,735 486,616
Coupa Software, Inc.
(a)
...................... 2,772 161,885
Crowdstrike Holdings, Inc., Class A
(a)
............. 7,598 1,387,471
Datadog, Inc., Class A
(a)
..................... 9,001 944,655
DocuSign, Inc.
(a)
.......................... 7,478 435,369
Dropbox, Inc., Class A
(a)
..................... 11,068 236,744
Dynatrace, Inc.
(a)
.......................... 7,511 286,770
Fair Isaac Corp.
(a)
.......................... 970 435,918
Fortinet, Inc.
(a)
............................ 25,520 1,242,569
Security Shares Value
a
Software (continued)
Guidewire Software, Inc.
(a)
.................... 2,956 $ 211,975
HubSpot, Inc.
(a)
........................... 1,698 572,294
Intuit, Inc. ............................... 10,024 4,328,163
Microsoft Corp. ........................... 265,774 69,491,928
NortonLifeLock, Inc. ........................ 21,698 490,158
Palo Alto Networks, Inc.
(a)
.................... 3,727 2,075,231
Paycom Software, Inc.
(a)
..................... 1,916 672,899
PTC, Inc.
(a)
.............................. 4,157 477,598
RingCentral, Inc., Class A
(a)
................... 3,076 132,391
Roper Technologies, Inc. ..................... 3,962 1,595,022
Salesforce, Inc.
(a)
.......................... 37,179 5,804,385
ServiceNow, Inc.
(a)
......................... 7,498 3,258,781
Splunk, Inc.
(a)(b)
........................... 6,019 541,891
Synopsys, Inc.
(a)
.......................... 5,722 1,979,926
Tyler Technologies, Inc.
(a)
.................... 1,551 576,212
Unity Software, Inc.
(a)
....................... 7,197 307,456
VMware, Inc., Class A ....................... 7,881 914,432
Workday, Inc., Class A
(a)
..................... 7,444 1,224,985
Zendesk, Inc.
(a)
........................... 4,584 351,914
Zscaler, Inc.
(a)
............................ 3,166 504,154
113,796,764
a
Specialty Retail  — 4.2%
Advance Auto Parts, Inc. ..................... 2,268 382,475
AutoZone, Inc.
(a)
.......................... 732 1,551,262
Best Buy Co., Inc. ......................... 7,574 535,406
Burlington Stores, Inc.
(a)(b)
.................... 2,472 346,550
CarMax, Inc.
(a)
............................ 5,991 529,844
Home Depot, Inc. (The) ..................... 38,444 11,088,018
Lowe's Companies, Inc. ..................... 23,907 4,641,305
Ross Stores, Inc. .......................... 13,144 1,133,933
TJX Companies, Inc. (The) ................... 43,826 2,732,551
Tractor Supply Co. ......................... 4,185 774,853
Ulta Beauty, Inc.
(a)
......................... 1,938 813,708
24,529,905
a
Technology Hardware, Storage & Peripherals  — 0.6%
Dell Technologies, Inc., Class C ................ 10,261 392,894
Hewlett Packard Enterprise Co. ................ 48,633 661,409
HP, Inc. ................................ 39,402 1,131,231
NetApp, Inc. ............................. 8,324 600,410
Seagate Technology Holdings PLC .............. 7,635 511,239
Western Digital Corp.
(a)
...................... 11,714 495,034
3,792,217
a
Textiles, Apparel & Luxury Goods  — 0.3%
Lululemon Athletica, Inc.
(a)
.................... 4,364 1,309,026
VF Corp. ............................... 12,347 511,783
1,820,809
a
Trading Companies & Distributors  — 0.3%
United Rentals, Inc.
(a)
....................... 2,679 782,375
WW Grainger, Inc. ......................... 1,720 954,497
1,736,872
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ................ 6,799 1,009,312
a
Total Long-Term Investments — 99.8%
(Cost: $674,778,378) ................................ 587,770,477

Schedule of Investments
(continued)
August 31, 2022
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
12
2022
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.45%
(c)(d)(e)
............................ 9,391,157 $ 9,393,974
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.10%
(c)(d)
............................. 746,046 746,046
a
Total Short-Term Securities — 1.7%
(Cost: $10,137,000) ................................. 10,140,020
Total Investments — 101.5%
(Cost: $684,915,378) ................................ 597,910,497
Liabilities in Excess of Other Assets — (1.5)% ............... (8,728,073)
Net Assets — 100.0% ................................. $ 589,182,424
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/21
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/22
  Shares
Held at
08/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 603,291 $ 8,788,165
(a)
$ — $ (502) $ 3,020 $ 9,393,974 9,391,157 $ 29,320
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 740,000 6,046
(a)
— — — 746,046 746,046 3,171 —
$ (502) $ 3,020
$ 10,140,020
$ 32,491 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 1 09/16/22 $ 136 $ (9,572)
S&P 500 E-Mini Index .................................................................. 5 09/16/22 989 (30,077)
$ (39,649)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 39,649 $ — $ — $ — $ 39,649

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2022
13
Schedule of Investments
For the period ended August 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 16,546 $ — $ — $ — $ 16,546
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (62,392) $ — $ — $ — $ (62,392)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 898,872
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 587,770,477 $ — $ — $ 587,770,477
Short-Term Securities
Money Market Funds .......................................... 10,140,020 — — 10,140,020
$ 597,910,497 $ — $ — $ 597,910,497
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (39,649) $ — $ — $ (39,649)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

14
2022
iShares Annual Report to Shareholders
Statement of Assets and Liabilities
August 31, 2022
See notes to financial statements.
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................................................................... $ 587,770,477
Investments, at value — affiliated
(c)
....................................................................................... 10,140,020
Cash ........................................................................................................... 663
Cash pledged:
Futures contracts ................................................................................................. 71,000
Receivables:
Investments sold ................................................................................................. 19,184,005
Securities lending income — affiliated ................................................................................... 4,891
Dividends — unaffiliated ............................................................................................ 778,913
Dividends — affiliated .............................................................................................. 1,724
Total assets ......................................................................................................
617,951,693
LIABILITIES
Collateral on securities loaned .......................................................................................... 9,391,663
Payables:
Investments purchased ............................................................................................. 19,314,313
Investment advisory fees ............................................................................................ 52,964
Variation margin on futures contracts .................................................................................... 10,329
Total liabilities .....................................................................................................
28,769,269
NET ASSETS .....................................................................................................
$ 589,182,424
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 695,463,840
Accumulated loss .................................................................................................. (106,281,416)
NET ASSETS .....................................................................................................
$ 589,182,424
NET ASSET VALUE
Shares outstanding ................................................................................................. 19,050,000
Net asset value .................................................................................................... $ 30.93
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 9,006,238
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 674,778,378
(c)
Investments, at cost — affiliated ....................................................................................... $ 10,137,000

15
Financial Statements
Statement of Operations
Year Ended August 31, 2022
See notes to financial statements.
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 7,539,191
Dividends — affiliated .............................................................................................. 3,171
Interest — unaffiliated .............................................................................................. 6
Securities lending income — affiliated — net ............................................................................... 29,320
Foreign taxes withheld ............................................................................................. (5,220)
Total investment income ..............................................................................................
7,566,468
EXPENSES
Investment advisory ............................................................................................... 570,078
Total expenses .................................................................................................... 570,078
Net investment income ...............................................................................................
6,996,390
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (19,291,429)
Investments — affiliated ........................................................................................... (502)
Futures contracts ............................................................................................... 16,546
In-kind redemptions — unaffiliated
(a)
................................................................................... 16,128,189
(3,147,196)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... (128,272,113)
Investments — affiliated ........................................................................................... 3,020
Futures contracts ............................................................................................... (62,392)
(128,331,485)
Net realized and unrealized loss .........................................................................................
(131,478,681)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (124,482,291)
(a)
See Note 2 of the Notes to Financial Statements.

16
2022
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Advanced MSCI USA ETF
Year Ended
08/31/22
Year Ended
08/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 6,996,390  $ 1,703,346
Net realized gain (loss) ............................................................................ (3,147,196) 7,473,003
Net change in unrealized appreciation (depreciation) ........................................................ (128,331,485) 40,595,547
Net increase (decrease) in net assets resulting from operations ...................................................
(124,482,291) 49,771,896
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(6,071,436) (978,561)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
300,630,783  364,504,490
NET ASSETS
Total increase in net assets ........................................................................... 170,077,056  413,297,825
Beginning of year ..................................................................................
419,105,368  5,807,543
End of year ......................................................................................
$ 589,182,424  $ 419,105,368
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

17
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period ......................................................
$ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
.............................................................. 0 .42  0 .38  0 .06
Net realized and unrealized gain (loss)
(c)
....................................................
( 7 .20 ) 8 .99  3 .55
Net increase (decrease) from investment operations .............................................
( 6 .78 ) 9 .37  3 .61
Distributions
(d)
– – –
From net investment income ........................................................... ( 0 .39 ) ( 0 .30 ) —
From net realized gains ............................................................... —  ( 0 .01 ) —
Total distributions ....................................................................
( 0 .39 ) ( 0 .31 ) —
Net asset value, end of period ...........................................................
$ 30.93  $ 38.10  $ 29.04
Total Return
(e)
– – –
Based on net asset value ...............................................................
(17.95) % 32.53% 14.20%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................................................
1 .23% 1 .09% 1 .16%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(i)
.................................................................
24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not Annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
18
2022
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2022, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
( continued)
19
Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
20
2022
iShares Annual Report to Shareholders
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... $ 6,617  $ (6,617) $ —  $ —
Barclays Capital, Inc. ......................................... 3,942  (3,942) —  —
Citigroup Global Markets, Inc. .................................... 3,161,705  (3,161,705) —  —
HSBC Bank PLC ............................................ 1,826,298  (1,826,298) —  —
J.P. Morgan Securities LLC ..................................... 975,373  (975,373) —  —
Jefferies LLC ............................................... 17,241  (17,241) —  —
Morgan Stanley ............................................. 382,932  (382,932) —  —
RBC Capital Markets LLC ...................................... 343,045  (343,045) —  —
UBS AG .................................................. 2,289,085  (2,289,085) —  —
$ 9,006,238  $ (9,006,238)
$ —
$ —
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2022, the Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2022, the Fund paid BTC the following amount for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2022, in-kind transactions were as follows:
iShares ETF Fees Paid to BTC
ESG Advanced MSCI USA ............................................................................................. $ 8,678
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Advanced MSCI USA ......................................................... $ 90,555,998  $ 70,805,968  $ (9,566,142)
iShares ETF Purchases Sales
ESG Advanced MSCI USA ........................................................................... $ 137,929,605  $ 136,312,361
iShares ETF In-kind Purchases In-kind Sales
ESG Advanced MSCI USA ........................................................................... $ 413,609,239  $ 114,136,628

Notes to Financial Statements
(continued)
22
2022
iShares Annual Report to Shareholders
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2022, the tax components of accumulated net earnings (losses) were as follows:
As of August 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Advanced MSCI USA ........................................................................... $ 16,070,013  $ (16,070,013)
iShares ETF
Year Ended
08/31/22
Year Ended
08/31/21
ESG Advanced MSCI USA
Ordinary income .......................................................................................... $ 6,071,436  $ 978,561
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Advanced MSCI USA ......................................
$ 1,731,866  $ (19,923,087) $ (88,090,195) $ (106,281,416)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Advanced MSCI USA ....................................... $ 686,000,692  $ 13,789,868  $ (101,880,063) $ (88,090,195)

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption
Year Ended
08/31/22
Year Ended
08/31/21
iShares ETF Shares Amount Shares Amount
ESG Advanced MSCI USA
Shares sold ............................................... 11,500,000  $ 415,134,537  12,450,000  $ 422,115,232
Shares redeemed ........................................... (3,450,000) (114,503,754) (1,650,000) (57,610,742)
8,050,000  $ 300,630,783  10,800,000  $ 364,504,490

Notes to Financial Statements
(continued)
24
2022
iShares Annual Report to Shareholders
of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares ESG Advanced MSCI USA ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares ESG Advanced MSCI USA ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2022 and for the period June 16, 2020 (commencement of operations) to August 31, 2020 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022, and the financial highlights for each of the two years in the period ended August 31, 2022 and for the period June 16, 2020 (commencement of operations) to August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
26
2022
iShares Annual Report to Shareholders
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2022:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2022:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Advanced MSCI USA .............................................................................................. $ 6,767,103
iShares ETF
Qualified Business
Income
ESG Advanced MSCI USA .............................................................................................. $ 150,675
iShares ETF
Dividends-Received
Deduction
ESG Advanced MSCI USA .............................................................................................. 92.39%

Board Review and Approval of Investment Advisory Contract
27
Board Review and Approval of Investment Advisory Contract
iShares ESG Advanced MSCI USA ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
28
2022
iShares Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
29
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
August 31, 2022
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Advanced MSCI USA ............ $ 0 .385011  $ —  $ —  $ 0 .385011  100% — % — % 100%

Trustee and Officer Information
(unaudited)
30
2022
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 378 funds as of August 31, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the
address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock,
Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(65)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(52)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (67)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (66)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (67)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (73)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair
(1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President
(2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-
2011) and Chair of the Finance and Investment Committee (2006-2010) of the
Thacher School; Director of the Senior Center of Jackson Hole (since 2020).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Trustee of
Thrivent Church Loan and Income Fund (since
2019).

Trustee and Officer Information
(unaudited) ( continued)
31
Trustee and Officer Information
Officers
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (63)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
John E.
Martinez (61)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (58)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Age) Position(s)
Principal Occupation(s)
During Past 5 Years
Armando
Senra (51)
President (since 2019). Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of
Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent
Walker (48)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (55)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (42)
Secretary (since 2022). Director, BlackRock, Inc. (since 2018); Vice President, BlackRock, Inc. (2010-2017).
Rachel
Aguirre (40)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (46)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (51)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice
Presidents.
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Independent Trustees (
continued
)

General Information
32
2022
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
33
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-824-0822
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non
‐
material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the five
series of the registrant for which the fiscal year-end is
August 31, 2022
(the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $52,000 for the fiscal year ended
August 31, 2021
and $62,200  for the fiscal year ended
August 31, 2022
.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed August 31, 2021
and
August 31, 2022
for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $48,500 for the fiscal year ended
August 31, 2021
and $48,500 for the fiscal year ended
August 31, 2022
. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed August 31, 2021 and
August 31, 2022
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended
August 31, 2022
were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $48,500 for the fiscal year ended
August 31, 2021
and $48,500 for the fiscal year ended
August 31, 2022
.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	October 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	October 21, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 21, 2022